SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         INITIAL REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]                                              [ ]
                         ---------

Post-Effective Amendment No. [2]    (File No. 333-73958)                     [X]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 4       (File No. 811-7195)                [X]
                           ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3794
--------------------------------------------------------------------------------

      James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on July 19, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and SAIs filed herewith are not intended to supersede the prospectus and SAI for the American Express FlexChoice Variable Annuity contract filed with Post-Effective Amendment No. 1 to the Registration Statement No. 333-73958, filed on or about April 25, 2002.

EVERGREEN

PRIVILEGE(SM) VARIABLE ANNUITY

PROSPECTUS

JULY 19, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds, Series 2

-    Evergreen Variable Annuity Trust - Class 2

-    Fidelity(R) Variable Insurance Products - Service Class 2

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

     KEY TERMS                                                                 3
     THE CONTRACT IN BRIEF                                                     4
     EXPENSE SUMMARY                                                           6
     CONDENSED FINANCIAL INFORMATION (UNAUDITED)                              24
     FINANCIAL STATEMENTS                                                     26
     PERFORMANCE INFORMATION                                                  27
     THE VARIABLE ACCOUNT AND THE FUNDS                                       28
     THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                     32
     THE ONE-YEAR FIXED ACCOUNT                                               34
     BUYING YOUR CONTRACT                                                     35
     CHARGES                                                                  36
     VALUING YOUR INVESTMENT                                                  39
     MAKING THE MOST OF YOUR CONTRACT                                         40
     WITHDRAWALS                                                              44
     TSA - SPECIAL WITHDRAWAL PROVISIONS                                      44
     CHANGING OWNERSHIP                                                       44
     BENEFITS IN CASE OF DEATH                                                45
     OPTIONAL BENEFITS                                                        50
     THE ANNUITY PAYOUT PERIOD                                                58
     TAXES                                                                    59
     VOTING RIGHTS                                                            61
     SUBSTITUTION OF INVESTMENTS                                              61
     ABOUT THE SERVICE PROVIDERS                                              62
     ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                    63
     DIRECTORS AND EXECUTIVE OFFICERS                                         67
     EXPERTS                                                                  68
     AMERICAN ENTERPRISE LIFE INSURANCE  COMPANY FINANCIAL INFORMATION        69
     TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION            86

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: This prospectus describes two contracts. The contract Option L offers a four year withdrawal charge schedule and fixed account interest rates that are equal to or higher than the rates offered on the contract Option C. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and offers fixed account interest rates that are equal to or less than the rates available on the contract Option L. The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under a contract. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 28)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 32)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and fixed account interest rates and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 35)


-    Minimum purchase payment:
          for Systematic Investment Plans:
               $50 initial payment.
               $50 for additional payments.
          for all other payment plans:
               $10,000 initial payment.
               $100 for additional payments.

-    Maximum total purchase payments (without prior approval):
               $1,000,000 for issue ages up to 85.
               $100,000 for issue ages 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPA and one-year fixed account transfers are subject to special restrictions. (p. 42)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including an IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. (p. 44) Certain other restrictions apply to participants in TSAs. (p. 44)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 44)


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 45)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 50)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 58)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 59)

CHARGES: We assess certain charges in connection with your contract (p. 36):

-    $40 annual contract administrative charge;

- if you select the Benefit Protector(SM) Death Benefit Rider(1) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(1) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;

- if you select contract Option L, a four-year withdrawal charge schedule will apply;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):

                                                                 VARIABLE ACCOUNT             MORTALITY AND          TOTAL VARIABLE
                                                               ADMINISTRATIVE CHARGE        EXPENSE RISK FEE        ACCOUNT EXPENSES
           IF YOU SELECT CONTRACT OPTION L AND:
                   DEATH BENEFIT OPTION A(3)                           0.15%                      1.25%                   1.40%
                   DEATH BENEFIT OPTION B(3)                           0.15                       1.35                    1.50
                   DEATH BENEFIT OPTION C(3)                           0.15                       1.55                    1.70

           IF YOU SELECT CONTRACT OPTION C AND:
                   DEATH BENEFIT OPTION A(3)                           0.15                       1.35                    1.50
                   DEATH BENEFIT OPTION B(3)                           0.15                       1.45                    1.60
                   DEATH BENEFIT OPTION C(3)                           0.15                       1.65                    1.80

(1) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select death benefit Option C. May not be available in all states.

(3) If you and the annuitant are 79 or younger at contract issue, you may select from either death benefit Option A, Option B or Option C. Death benefit Option C may not be available in all states. If you or the annuitant are 80 or older at contract issue death benefit Option A will apply.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with each of these contracts.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of the amount withdrawn)

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

           CONTRACT YEAR FOR CONTRACT OPTION L                 WITHDRAWAL CHARGE PERCENTAGE
                        1-2                                                8%
                        3                                                  7
                        4                                                  6
                        5 and later                                        0

A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" p. 40 and "The Annuity Payout Period -- Annuity payouT plans" p. 61).

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                                            $40*
* We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                               0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:                     0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                                              0.30%
(As a percentage of the GMIB benefit base charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)

You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                           VARIABLE ACCOUNT          MORTALITY AND         TOTAL VARIABLE
                                                         ADMINISTRATIVE CHARGE      EXPENSE RISK FEE      ACCOUNT EXPENSES
   IF YOU SELECT CONTRACT OPTION L AND:
           DEATH BENEFIT OPTION A                               0.15%                    1.25%                 1.40%
           DEATH BENEFIT OPTION B                               0.15                     1.35                  1.50
           DEATH BENEFIT OPTION C                               0.15                     1.55                  1.70

   IF YOU SELECT CONTRACT OPTION C AND:
           DEATH BENEFIT OPTION A                               0.15                     1.35                  1.50
           DEATH BENEFIT OPTION B                               0.15                     1.45                  1.60
           DEATH BENEFIT OPTION C                               0.15                     1.65                  1.80

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                               MANAGEMENT          12b-1           OTHER
                                                                  FEES             FEES           EXPENSES          TOTAL
AXP(R) Variable Portfolio -
          Bond Fund                                               .60%             .13%             .07%            .80%(1)
          Cash Management Fund                                    .51              .13              .04             .68(1)
          Diversified Equity Income Fund                          .55              .13              .23             .91(2)
          NEW DIMENSIONS FUND(R)                                  .60              .13              .06             .79(1)
          Partners Small Cap Value Fund                          1.02              .13              .35            1.50(2)

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                         MANAGEMENT        12b-1          OTHER
                                                                            FEES           FEES          EXPENSES        TOTAL
AIM V.I.
      Basic Value Fund, Series II                                           .63%           .25%            .57%         1.45%(3),(4)
Evergreen VA
      Blue Chip Fund - Class 2                                              .61            .25             .36          1.22(5)
      Capital Growth Fund - Class 2                                         .64            .25             .24          1.13(5)
      Core Bond Fund - Class 2                                              .32            .25             .30           .87(6)
      Equity Index Fund - Class 2                                           .08            .25             .22           .55(5)
      Foundation Fund - Class 2                                             .75            .25             .18          1.18(5)
      Global Leaders Fund - Class 2                                         .72            .25             .28          1.25(5)
      Growth Fund - Class 2                                                 .70            .25             .20          1.15(5)
      High Income Fund - Class 2                                            .49            .25             .52          1.26(5)
      International Growth Fund - Class 2                                   .03            .25             .98          1.26(5)
      Masters Fund - Class 2                                                .81            .25             .19          1.25(5)
      Omega Fund - Class 2                                                  .52            .25             .20           .97(5)
      Small Cap Value Fund - Class 2                                        .80            .25             .20          1.25(5)
      Strategic Income Fund - Class 2                                       .51            .25             .30          1.06(5)
Fidelity(R) VIP
      Mid Cap Portfolio Service Class 2                                     .58            .25             .11           .94(7)
FTVIPT
      Mutual Shares Securities Fund - Class 2                               .60            .25             .19          1.04(8)
Oppenheimer Variable Account Funds
      Main Street Small Cap Fund/VA, Service Shares                         .75            .25             .29          1.29(9)
Putnam Variable Trust
      Putnam VT International Growth Fund - Class IB Shares                 .76            .25             .18          1.19(10)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund and 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Advantage Fund.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.
(5) The fund's expense figures are based on actual expenses for the fiscal year ended December 31, 2001. The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.24% and 1.29% for Evergreen VA Capital Growth Fund - Class 2, 0.32% and 0.79% for Evergreen VA Equity Index Fund - Class 2, 0.87% and 1.40% for Evergreen VA Global Leaders Fund - Class 2, 0.70% and 1.47% for Evergreen VA High Income Fund - Class 2, 0.66% and 1.89% for Evergreen VA International Growth Fund - Class 2, 0.87% and 1.31% for Evergreen VA Masters Fund - Class 2 and 0.87% and 1.32% for Evergreen VA Small Cap Value Fund - Class 2. Including waivers and/or 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.80% and 1.29% for Evergreen VA Capital Growth Fund - Class 2.
(6)  These expenses are estimated for the fiscal year ending Dec. 31, 2002.
(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(8) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(9) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.
(10) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination for both contract Option L and contract Option C. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. For contract Option L, under each fund you will find an example showing:

     1)   death benefit Option A with no optional riders,

     2) death benefit Option A with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),

     3) death benefit Option A with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),

     4)   death benefit Option B with no optional riders,

     5)   death benefit Option B with selection of the optional BP Rider,

     6)   death benefit Option B with selection of the optional BPP Rider,

     7)   death benefit Option C with no optional riders,

     8) death benefit Option C with selection of the optional Guaranteed Minimum Income Benefit Rider (GMIB).

We follow the expenses for contract Option L with the expenses for contract Option C. Keep in mind that contract Option C carries no withdrawal charges.

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ...


                                                                                               A TOTAL WITHDRAWAL AT THE
                                                                                                END OF EACH TIME PERIOD
                                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                                         $104.90    $145.91    $119.94     $257.16
          optional BP                                                                    107.25     153.04     132.79      282.82
          optional BPP                                                                   108.67     157.30     140.43      297.92
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                                          103.77     142.47     113.72      244.61
          optional BP                                                                    106.12     149.62     126.64      270.58
          optional BPP                                                                   107.54     153.89     134.32      285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                                          105.93     149.05     125.61      268.53
          optional BP                                                                    108.29     156.17     138.40      293.92
          optional BPP                                                                   109.71     160.42     146.01      308.85
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                                          104.80     145.62     119.42      256.12
          optional BP                                                                    107.16     152.76     132.28      281.81
          optional BPP                                                                   108.57     157.02     139.92      296.92
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                                          111.50     165.79     155.58      327.44
          optional BP                                                                    113.86     172.82     168.05      351.38
          optional BPP                                                                   115.27     177.02     175.47      365.45
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                                          111.03     164.38     153.07      322.58
          optional BP                                                                    113.38     171.42     165.57      346.64
          optional BPP                                                                   114.80     175.63     173.01      360.79
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                                          108.86     157.87     141.45      299.91
          optional BP                                                                    111.22     164.94     154.07      324.53
          optional BPP                                                                   112.63     169.17     161.58      339.01

                                                                                         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                                           $22.71    $ 70.02    $119.94    $257.16
          optional BP                                                                      25.28      77.72     132.79     282.82
          optional BPP                                                                     26.81      82.32     140.43     297.92
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                                            21.48      66.31     113.72     244.61
          optional BP                                                                      24.05      74.03     126.64     270.58
          optional BPP                                                                     25.58      78.64     134.32     285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                                            23.84      73.41     125.61     268.53
          optional BP                                                                      26.40      81.10     138.40     293.92
          optional BPP                                                                     27.94      85.69     146.01     308.85
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                                            22.61      69.71     119.42     256.12
          optional BP                                                                      25.17      77.41     132.28     281.81
          optional BPP                                                                     26.71      82.02     139.92     296.92
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                                            29.89      91.48     155.58     327.44
          optional BP                                                                      32.45      99.07     168.05     351.38
          optional BPP                                                                     33.99     103.61     175.47     365.45
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                                            29.38      89.96     153.07     322.58
          optional BP                                                                      31.94      97.56     165.57     346.64
          optional BPP                                                                     33.48     102.10     173.01     360.79
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                                            27.02      82.93     141.45     299.91
          optional BP                                                                      29.58      90.57     154.07     324.53
          optional BPP                                                                     31.12      95.13     161.58     339.01


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                                                A TOTAL WITHDRAWAL AT THE
                                                                                                 END OF EACH TIME PERIOD
                                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                                         $108.01    $155.32    $136.87    $290.90
          optional BP                                                                    110.37     162.40     149.54     315.74
          optional BPP                                                                   111.78     166.64     157.08     330.35
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                                          105.56     147.91     123.55     264.41
          optional BP                                                                    107.91     155.03     136.36     289.90
          optional BPP                                                                   109.33     159.29     143.98     304.89
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                                          102.54     138.73     106.95     230.85
          optional BP                                                                    104.90     145.91     119.94     257.16
          optional BPP                                                                   106.31     150.19     127.66     272.63
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                                          108.48     156.74     139.42     295.92
          optional BP                                                                    110.84     163.82     152.06     320.63
          optional BPP                                                                   112.25     168.05     159.58     335.17
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                                          109.14     158.72     142.97     302.90
          optional BP                                                                    111.50     165.79     155.58     327.44
          optional BPP                                                                   112.91     170.01     163.08     341.88
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                                          108.20     155.88     137.89     292.91
          optional BP                                                                    110.55     162.97     150.55     317.70
          optional BPP                                                                   111.97     167.20     158.08     332.28
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                                          109.23     159.01     143.48     303.89
          optional BP                                                                    111.59     166.07     156.08     328.41
          optional BPP                                                                   113.01     170.30     163.58     342.83
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                                          109.23     159.01     143.48     303.89
          optional BP                                                                    111.59     166.07     156.08     328.41
          optional BPP                                                                   113.01     170.30     163.58     342.83
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                                          109.14     158.72     142.97     302.90
          optional BP                                                                    111.50     165.79     155.58     327.44
          optional BPP                                                                   112.91     170.01     163.08     341.88
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                                          106.50     150.76     128.69     274.68
          optional BP                                                                    108.86     157.87     141.45     299.91
          optional BPP                                                                   110.27     162.12     149.04     314.76
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                                          109.14     158.72     142.97     302.90
          optional BP                                                                    111.50     165.79     155.58     327.44
          optional BPP                                                                   112.91     170.01     163.08     341.88

                                                                                        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                                         $26.10    $80.18     $136.87     $290.90
          optional BP                                                                    28.66     87.82      149.54      315.74
          optional BPP                                                                   30.20     92.40      157.08      330.35
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                                          23.43     72.18      123.55      264.41
          optional BP                                                                    25.99     79.87      136.36      289.90
          optional BPP                                                                   27.53     84.46      143.98      304.89
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                                          20.15     62.28      106.95      230.85
          optional BP                                                                    22.71     70.02      119.94      257.16
          optional BPP                                                                   24.25     74.64      127.66      272.63
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                                          26.61     81.71      139.42      295.92
          optional BP                                                                    29.17     89.35      152.06      320.63
          optional BPP                                                                   30.71     93.92      159.58      335.17
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                                          27.33     83.85      142.97      302.90
          optional BP                                                                    29.89     91.48      155.58      327.44
          optional BPP                                                                   31.43     96.04      163.08      341.88
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                                          26.30     80.79      137.89      292.91
          optional BP                                                                    28.86     88.44      150.55      317.70
          optional BPP                                                                   30.40     93.00      158.08      332.28
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                                          27.43     84.16      143.48      303.89
          optional BP                                                                    29.99     91.79      156.08      328.41
          optional BPP                                                                   31.53     96.34      163.58      342.83
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                                          27.43     84.16      143.48      303.89
          optional BP                                                                    29.99     91.79      156.08      328.41
          optional BPP                                                                   31.53     96.34      163.58      342.83
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                                          27.33     83.85      142.97      302.90
          optional BP                                                                    29.89     91.48      155.58      327.44
          optional BPP                                                                   31.43     96.04      163.08      341.88
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                                          24.46     75.26      128.69      274.68
          optional BP                                                                    27.02     82.93      141.45      299.91
          optional BPP                                                                   28.56     87.52      149.04      314.76
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                                          27.33     83.85      142.97      302.90
          optional BP                                                                    29.89     91.48      155.58      327.44
          optional BPP                                                                   31.43     96.04      163.08      341.88


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                                               A TOTAL WITHDRAWAL AT THE
                                                                                                END OF EACH TIME PERIOD
                                                                                         1 YEAR   3 YEARS    5 YEARS   10 YEARS
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                                         $107.35   $153.33    $133.30    $283.84
          optional BP                                                                    109.71    160.42     146.01     308.85
          optional BPP                                                                   111.12    164.66     153.57     323.56
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                                          106.22    149.91     127.15     271.61
          optional BP                                                                    108.57    157.02     139.92     296.92
          optional BPP                                                                   109.99    161.27     147.52     311.81
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                                          107.16    152.76     132.28     281.81
          optional BP                                                                    109.52    159.86     145.00     306.87
          optional BPP                                                                   110.93    164.10     152.56     321.61
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                                          109.52    159.86     145.00     306.87
          optional BP                                                                    111.88    166.92     157.58     331.31
          optional BPP                                                                   113.29    171.14     165.07     345.69
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                                          108.57    157.02     139.92     296.92
          optional BP                                                                    110.93    164.10     152.56     321.61
          optional BPP                                                                   112.35    168.33     160.08     336.13

                                                                                         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                                            $25.38   $78.03    $133.30    $283.84
          optional BP                                                                       27.94    85.69     146.01     308.85
          optional BPP                                                                      29.48    90.26     153.57     323.56
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                                             24.15    74.34     127.15     271.61
          optional BP                                                                       26.71    82.02     139.92     296.92
          optional BPP                                                                      28.25    86.60     147.52     311.81
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                                             25.17    77.41     132.28     281.81
          optional BP                                                                       27.74    85.08     145.00     306.87
          optional BPP                                                                      29.27    89.65     152.56     321.61
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                                             27.74    85.08     145.00     306.87
          optional BP                                                                       30.30    92.70     157.58     331.31
          optional BPP                                                                      31.84    97.25     165.07     345.69
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                                             26.71    82.02     139.92     296.92
          optional BP                                                                       29.27    89.65     152.56     321.61
          optional BPP                                                                      30.81    94.22     160.08     336.13


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ...

                                                                                              A TOTAL WITHDRAWAL AT THE
                                                                                               END OF EACH TIME PERIOD
                                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                                         $105.84   $148.76   $125.10    $267.50
          optional BP                                                                    108.20    155.88    137.89     292.91
          optional BPP                                                                   109.61    160.14    145.50     307.86
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                                          104.71    145.33    118.91     255.08
          optional BP                                                                    107.07    152.47    131.77     280.79
          optional BPP                                                                   108.48    156.74    139.42     295.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                                          106.88    151.90    130.74     278.76
          optional BP                                                                    109.23    159.01    143.48     303.89
          optional BPP                                                                   110.65    163.25    151.05     318.68
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                                          105.75    148.48    124.58     266.47
          optional BP                                                                    108.10    155.60    137.38     291.91
          optional BPP                                                                   109.52    159.86    145.00     306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                                          112.44    168.61    160.58     337.09
          optional BP                                                                    114.80    175.63    173.01     360.79
          optional BPP                                                                   116.21    179.82    180.40     374.72
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                                          111.97    167.20    158.08     332.28
          optional BP                                                                    114.33    174.23    170.53     356.09
          optional BPP                                                                   115.74    178.42    177.94     370.10
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                                          109.80    160.71    146.51     309.83
          optional BP                                                                    112.16    167.76    159.08     334.20
          optional BPP                                                                   113.57    171.98    166.56     348.54
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                                          108.95    158.16    141.96     300.91
          optional BP                                                                    111.31    165.23    154.57     325.50
          optional BPP                                                                   112.72    169.45    162.08     339.96
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                                          106.50    150.76    128.69     274.68
          optional BP                                                                    108.86    157.87    141.45     299.91
          optional BPP                                                                   110.27    162.12    149.04     314.76
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                                          103.48    141.61    112.16     241.45
          optional BP                                                                    105.84    148.76    125.10     267.50
          optional BPP                                                                   107.25    153.04    132.79     282.82

                                                                                         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                                            $23.74   $ 73.10   $125.10    $267.50
          optional BP                                                                       26.30     80.79    137.89     292.91
          optional BPP                                                                      27.84     85.38    145.50     307.86
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                                             22.51     69.40    118.91     255.08
          optional BP                                                                       25.07     77.11    131.77     280.79
          optional BPP                                                                      26.61     81.71    139.42     295.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                                             24.87     76.49    130.74     278.76
          optional BP                                                                       27.43     84.16    143.48     303.89
          optional BPP                                                                      28.97     88.74    151.05     318.68
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                                             23.64     72.80    124.58     266.47
          optional BP                                                                       26.20     80.48    137.38     291.91
          optional BPP                                                                      27.74     85.08    145.00     306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                                             30.91     94.52    160.58     337.09
          optional BP                                                                       33.48    102.10    173.01     360.79
          optional BPP                                                                      35.01    106.62    180.40     374.72
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                                             30.40     93.00    158.08     332.28
          optional BP                                                                       32.96    100.59    170.53     356.09
          optional BPP                                                                      34.50    105.12    177.94     370.10
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                                             28.04     85.99    146.51     309.83
          optional BP                                                                       30.61     93.61    159.08     334.20
          optional BPP                                                                      32.14     98.16    166.56     348.54
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                                             27.12     83.24    141.96     300.91
          optional BP                                                                       29.68     90.87    154.57     325.50
          optional BPP                                                                      31.22     95.43    162.08     339.96
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                                             24.46     75.26    128.69     274.68
          optional BP                                                                       27.02     82.93    141.45     299.91
          optional BPP                                                                      28.56     87.52    149.04     314.76
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                                             21.18     65.38    112.16     241.45
          optional BP                                                                       23.74     73.10    125.10     267.50
          optional BPP                                                                      25.28     77.72    132.79     282.82


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                                               A TOTAL WITHDRAWAL AT THE
                                                                                                END OF EACH TIME PERIOD
                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                                         $109.42   $159.57    $144.49     $305.88
          optional BP                                                                    111.78    166.64     157.08      330.35
          optional BPP                                                                   113.20    170.86     164.57      344.74
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                                          110.08    161.55     148.03      312.79
          optional BP                                                                    112.44    168.61     160.58      337.09
          optional BPP                                                                   113.86    172.82     168.05      351.38
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                                          109.14    158.72     142.97      302.90
          optional BP                                                                    111.50    165.79     155.58      327.44
          optional BPP                                                                   112.91    170.01     163.08      341.88
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                                          110.18    161.84     148.53      313.77
          optional BP                                                                    112.54    168.89     161.08      338.05
          optional BPP                                                                   113.95    173.10     168.55      352.32
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                                          110.18    161.84     148.53      313.77
          optional BP                                                                    112.54    168.89     161.08      338.05
          optional BPP                                                                   113.95    173.10     168.55      352.32
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                                          110.08    161.55     148.03      312.79
          optional BP                                                                    112.44    168.61     160.58      337.09
          optional BPP                                                                   113.86    172.82     168.05      351.38
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                                          107.44    153.61     133.81      284.85
          optional BP                                                                    109.80    160.71     146.51      309.83
          optional BPP                                                                   111.22    164.94     154.07      324.53
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                                          110.08    161.55     148.03      312.79
          optional BP                                                                    112.44    168.61     160.58      337.09
          optional BPP                                                                   113.86    172.82     168.05      351.38
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                                          108.29    156.17     138.40      293.92
          optional BP                                                                    110.65    163.25     151.05      318.68
          optional BPP                                                                   112.06    167.48     158.58      333.24
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                                          107.16    152.76     132.28      281.81
          optional BP                                                                    109.52    159.86     145.00      306.87
          optional BPP                                                                   110.93    164.10     152.56      321.61

                                                                                         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                                          $27.63     $84.77    $144.49     $305.88
          optional BP                                                                     30.20      92.40     157.08      330.35
          optional BPP                                                                    31.73      96.95     164.57      344.74
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                                           28.35      86.91     148.03      312.79
          optional BP                                                                     30.91      94.52     160.58      337.09
          optional BPP                                                                    32.45      99.07     168.05      351.38
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                                           27.33      83.85     142.97      302.90
          optional BP                                                                     29.89      91.48     155.58      327.44
          optional BPP                                                                    31.43      96.04     163.08      341.88
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                                           28.45      87.21     148.53      313.77
          optional BP                                                                     31.02      94.83     161.08      338.05
          optional BPP                                                                    32.55      99.38     168.55      352.32
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                                           28.45      87.21     148.53      313.77
          optional BP                                                                     31.02      94.83     161.08      338.05
          optional BPP                                                                    32.55      99.38     168.55      352.32
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                                           28.35      86.91     148.03      312.79
          optional BP                                                                     30.91      94.52     160.58      337.09
          optional BPP                                                                    32.45      99.07     168.05      351.38
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                                           25.48      78.33     133.81      284.85
          optional BP                                                                     28.04      85.99     146.51      309.83
          optional BPP                                                                    29.58      90.57     154.07      324.53
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                                           28.35      86.91     148.03      312.79
          optional BP                                                                     30.91      94.52     160.58      337.09
          optional BPP                                                                    32.45      99.07     168.05      351.38
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                                           26.40      81.10     138.40      293.92
          optional BP                                                                     28.97      88.74     151.05      318.68
          optional BPP                                                                    30.50      93.31     158.58      333.24
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                                           25.17      77.41     132.28      281.81
          optional BP                                                                     27.74      85.08     145.00      306.87
          optional BPP                                                                    29.27      89.65     152.56      321.61


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                                               A TOTAL WITHDRAWAL AT THE
                                                                                                END OF EACH TIME PERIOD
                                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                                         $108.10   $155.60   $137.38    $291.91
          optional BP                                                                    110.46    162.69    150.05     316.72
          optional BPP                                                                   111.88    166.92    157.58     331.31
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                                          110.46    162.69    150.05     316.72
          optional BP                                                                    112.82    169.73    162.58     340.92
          optional BPP                                                                   114.23    173.94    170.04     355.15
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                                          109.52    159.86    145.00     306.87
          optional BP                                                                    111.88    166.92    157.58     331.31
          optional BPP                                                                   113.29    171.14    165.07     345.69

                                                                                         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                                            $26.20   $ 80.48   $137.38    $291.91
          optional BP                                                                       28.76     88.13    150.05     316.72
          optional BPP                                                                      30.30     92.70    157.58     331.31
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                                             28.76     88.13    150.05     316.72
          optional BP                                                                       31.32     95.74    162.58     340.92
          optional BPP                                                                      32.86    100.28    170.04     355.15
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                                             27.74     85.08    145.00     306.87
          optional BP                                                                       30.30     92.70    157.58     331.31
          optional BPP                                                                      31.84     97.25    165.07     345.69


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option C and assuming a 5% annual return and ...

                                                                                              A TOTAL WITHDRAWAL AT THE
                                                                                               END OF EACH TIME PERIOD
                                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                                         $107.73   $154.46   $135.34    $287.88
          optional GMIB                                                                  113.77    173.36    159.35     352.73
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                                          106.59    151.05    129.20     275.70
          optional GMIB                                                                  112.64    169.96    153.25     340.75
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                                          108.76    157.59    140.94     298.92
          optional GMIB                                                                  114.81    176.48    164.91     363.59
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                                          107.63    154.18    134.83     286.87
          optional GMIB                                                                  113.68    173.08    158.84     351.74
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                                          114.33    174.23    170.53     356.09
          optional GMIB                                                                  120.37    193.06    194.30     419.81
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                                          113.86    172.82    168.05     351.38
          optional GMIB                                                                  119.90    191.66    191.84     415.18
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                                          111.69    166.36    156.58     329.38
          optional GMIB                                                                  117.73    185.22    180.45     393.55
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                                          110.84    163.82    152.06     320.63
          optional GMIB                                                                  116.89    182.69    175.96     384.94
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                                          108.39    156.45    138.91     294.92
          optional GMIB                                                                  114.43    175.35    162.89     359.66
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                                          105.37    147.34    122.52     262.34
          optional GMIB                                                                  111.42    166.26    146.61     327.61
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                                          111.31    165.23    154.57     325.50
          optional GMIB                                                                  117.36    184.09    178.45     389.73
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                                          111.97    167.20    158.08     332.28
          optional GMIB                                                                  118.02    186.06    181.94     396.40
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                                          111.03    164.38    153.07     322.58
          optional GMIB                                                                  117.07    183.25    176.96     386.86
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                                          112.06    167.48    158.58     333.24
          optional GMIB                                                                  118.11    186.34    182.44     397.34

                                                                                         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                                           $25.79   $ 79.26   $135.34    $287.88
          optional GMIB                                                                    32.09     98.87    159.35     352.73
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                                            24.56     75.57    129.20     275.70
          optional GMIB                                                                    30.86     95.19    153.25     340.75
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                                            26.92     82.63    140.94     298.92
          optional GMIB                                                                    33.22    102.23    164.91     363.59
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                                            25.69     78.95    134.83     286.87
          optional GMIB                                                                    31.99     98.56    158.84     351.74
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                                            32.96    100.59    170.53     356.09
          optional GMIB                                                                    39.26    120.13    194.30     419.81
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                                            32.45     99.07    168.05     351.38
          optional GMIB                                                                    38.75    118.62    191.84     415.18
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                                            30.09     92.09    156.58     329.38
          optional GMIB                                                                    36.39    111.66    180.45     393.55
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                                            29.17     89.35    152.06     320.63
          optional GMIB                                                                    35.47    108.93    175.96     384.94
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                                            26.51     81.40    138.91     294.92
          optional GMIB                                                                    32.81    101.01    162.89     359.66
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                                            23.23     71.56    122.52     262.34
          optional GMIB                                                                    29.53     91.20    146.61     327.61
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                                            29.68     90.87    154.57     325.50
          optional GMIB                                                                    35.98    110.45    178.45     389.73
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                                            30.40     93.00    158.08     332.28
          optional GMIB                                                                    36.70    112.57    181.94     396.40
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                                            29.38     89.96    153.07     322.58
          optional GMIB                                                                    35.68    109.54    176.96     386.86
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                                            30.50     93.31    158.58     333.24
          optional GMIB                                                                    36.80    112.87    182.44     397.34


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option C and assuming a 5% annual return and ... (continued)

                                                                                             A TOTAL WITHDRAWAL AT THE
                                                                                              END OF EACH TIME PERIOD
                                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                                        $112.06   $167.48   $158.58    $333.24
          optional GMIB                                                                 118.11    186.34    182.44     397.34
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                                         111.97    167.20    158.08     332.28
          optional GMIB                                                                 118.02    186.06    181.94     396.40
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                                         109.33    159.29    143.98     304.89
          optional GMIB                                                                 115.38    178.17    167.93     369.46
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                                         111.97    167.20    158.08     332.28
          optional GMIB                                                                 118.02    186.06    181.94     396.40
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                                         110.18    161.84    148.53     313.77
          optional GMIB                                                                 116.23    180.71    172.45     378.20
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                                         109.05    158.44    142.46     301.91
          optional GMIB                                                                 115.09    177.33    166.42     366.53
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                                         109.99    161.27    147.52     311.81
          optional GMIB                                                                 116.04    180.15    171.45     376.27
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                                         112.35    168.33    160.08     336.13
          optional GMIB                                                                 118.39    187.18    183.93     400.18
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                                         111.40    165.51    155.08     326.47
          optional GMIB                                                                 117.45    184.37    178.95     390.69

                                                                                        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                                       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                                          $30.50   $ 93.31   $158.58    $333.24
          optional GMIB                                                                   36.80    112.87    182.44     397.34
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                                           30.40     93.00    158.08     332.28
          optional GMIB                                                                   36.70    112.57    181.94     396.40
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                                           27.53     84.46    143.98     304.89
          optional GMIB                                                                   33.83    104.06    167.93     369.46
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                                           30.40     93.00    158.08     332.28
          optional GMIB                                                                   36.70    112.57    181.94     396.40
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                                           28.45     87.21    148.53     313.77
          optional GMIB                                                                   34.75    106.80    172.45     378.20
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                                           27.22     83.55    142.46     301.91
          optional GMIB                                                                   33.52    103.14    166.42     366.53
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                                           28.25     86.60    147.52     311.81
          optional GMIB                                                                   34.55    106.19    171.45     376.27
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                                           30.81     94.22    160.08     336.13
          optional GMIB                                                                   37.11    113.78    183.93     400.18
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                                           29.79     91.18    155.08     326.47
          optional GMIB                                                                   36.09    110.75    178.95     390.69


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ...

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                            $23.74       $ 73.10       $125.10        $267.50
          optional BP                                                       26.30         80.79        137.89         292.91
          optional BPP                                                      27.84         85.38        145.50         307.86
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                             22.51         69.40        118.91         255.08
          optional BP                                                       25.07         77.11        131.77         280.79
          optional BPP                                                      26.61         81.71        139.42         295.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                             24.87         76.49        130.74         278.76
          optional BP                                                       27.43         84.16        143.48         303.89
          optional BPP                                                      28.97         88.74        151.05         318.68
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                             23.64         72.80        124.58         266.47
          optional BP                                                       26.20         80.48        137.38         291.91
          optional BPP                                                      27.74         85.08        145.00         306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                             30.91         94.52        160.58         337.09
          optional BP                                                       33.48        102.10        173.01         360.79
          optional BPP                                                      35.01        106.62        180.40         374.72
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                             30.40         93.00        158.08         332.28
          optional BP                                                       32.96        100.59        170.53         356.09
          optional BPP                                                      34.50        105.12        177.94         370.10
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                             28.04         85.99        146.51         309.83
          optional BP                                                       30.61         93.61        159.08         334.20
          optional BPP                                                      32.14         98.16        166.56         348.54
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                             27.12         83.24        141.96         300.91
          optional BP                                                       29.68         90.87        154.57         325.50
          optional BPP                                                      31.22         95.43        162.08         339.96
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                             24.46         75.26        128.69         274.68
          optional BP                                                       27.02         82.93        141.45         299.91
          optional BPP                                                      28.56         87.52        149.04         314.76
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                             21.18         65.38        112.16         241.45
          optional BP                                                       23.74         73.10        125.10         267.50
          optional BPP                                                      25.28         77.72        132.79         282.82


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                            $27.63        $84.77       $144.49        $305.88
          optional BP                                                       30.20         92.40        157.08         330.35
          optional BPP                                                      31.73         96.95        164.57         344.74
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                             28.35         86.91        148.03         312.79
          optional BP                                                       30.91         94.52        160.58         337.09
          optional BPP                                                      32.45         99.07        168.05         351.38
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                             27.33         83.85        142.97         302.90
          optional BP                                                       29.89         91.48        155.58         327.44
          optional BPP                                                      31.43         96.04        163.08         341.88
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                             28.45         87.21        148.53         313.77
          optional BP                                                       31.02         94.83        161.08         338.05
          optional BPP                                                      32.55         99.38        168.55         352.32
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                             28.45         87.21        148.53         313.77
          optional BP                                                       31.02         94.83        161.08         338.05
          optional BPP                                                      32.55         99.38        168.55         352.32
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                             28.35         86.91        148.03         312.79
          optional BP                                                       30.91         94.52        160.58         337.09
          optional BPP                                                      32.45         99.07        168.05         351.38
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                             25.48         78.33        133.81         284.85
          optional BP                                                       28.04         85.99        146.51         309.83
          optional BPP                                                      29.58         90.57        154.07         324.53
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                             28.35         86.91        148.03         312.79
          optional BP                                                       30.91         94.52        160.58         337.09
          optional BPP                                                      32.45         99.07        168.05         351.38
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                             26.40         81.10        138.40         293.92
          optional BP                                                       28.97         88.74        151.05         318.68
          optional BPP                                                      30.50         93.31        158.58         333.24
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                             25.17         77.41        132.28         281.81
          optional BP                                                       27.74         85.08        145.00         306.87
          optional BPP                                                      29.27         89.65        152.56         321.61


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                            $26.20       $ 80.48       $137.38        $291.91
          optional BP                                                       28.76         88.13        150.05         316.72
          optional BPP                                                      30.30         92.70        157.58         331.31
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                             28.76         88.13        150.05         316.72
          optional BP                                                       31.32         95.74        162.58         340.92
          optional BPP                                                      32.86        100.28        170.04         355.15
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                             27.74         85.08        145.00         306.87
          optional BP                                                       30.30         92.70        157.58         331.31
          optional BPP                                                      31.84         97.25        165.07         345.69

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ...

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                            $24.76       $ 76.18       $130.23       $277.74
          optional BP                                                       27.33         83.85        142.97        302.90
          optional BPP                                                      28.86         88.44        150.55        317.70
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                             23.53         72.49        124.07        265.44
          optional BP                                                       26.10         80.18        136.87        290.90
          optional BPP                                                      27.63         84.77        144.49        305.88
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                             25.89         79.56        135.85        288.89
          optional BP                                                       28.45         87.21        148.53        313.77
          optional BPP                                                      29.99         91.79        156.08        328.41
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                             24.66         75.88        129.72        276.72
          optional BP                                                       27.22         83.55        142.46        301.91
          optional BPP                                                      28.76         88.13        150.05        316.72
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                             31.94         97.56        165.57        346.64
          optional BP                                                       34.50        105.12        177.94        370.10
          optional BPP                                                      36.04        109.63        185.30        383.90
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                             31.43         96.04        163.08        341.88
          optional BP                                                       33.99        103.61        175.47        365.45
          optional BPP                                                      35.53        108.13        182.85        379.32
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                             29.07         89.05        151.56        319.66
          optional BP                                                       31.63         96.65        164.08        343.78
          optional BPP                                                      33.17        101.19        171.52        357.97
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                             28.15         86.30        147.02        310.82
          optional BP                                                       30.71         93.92        159.58        335.17
          optional BPP                                                      32.25         98.47        167.06        349.49
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                             25.48         78.33        133.81        284.85
          optional BP                                                       28.04         85.99        146.51        309.83
          optional BPP                                                      29.58         90.57        154.07        324.53
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                             22.20         68.47        117.35        251.95
          optional BP                                                       24.76         76.18        130.23        277.74
          optional BPP                                                      26.30         80.79        137.89        292.91


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                            $28.66       $ 87.82       $149.54        $315.74
          optional BP                                                       31.22         95.43        162.08         339.96
          optional BPP                                                      32.76         99.98        169.54         354.21
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                             29.38         89.96        153.07         322.58
          optional BP                                                       31.94         97.56        165.57         346.64
          optional BPP                                                      33.48        102.10        173.01         360.79
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                             28.35         86.91        148.03         312.79
          optional BP                                                       30.91         94.52        160.58         337.09
          optional BPP                                                      32.45         99.07        168.05         351.38
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                             29.48         90.26        153.57         323.56
          optional BP                                                       32.04         97.86        166.07         347.59
          optional BPP                                                      33.58        102.40        173.50         361.72
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                             29.48         90.26        153.57         323.56
          optional BP                                                       32.04         97.86        166.07         347.59
          optional BPP                                                      33.58        102.40        173.50         361.72
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                             29.38         89.96        153.07         322.58
          optional BP                                                       31.94         97.56        165.57         346.64
          optional BPP                                                      33.48        102.10        173.01         360.79
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                             26.51         81.40        138.91         294.92
          optional BP                                                       29.07         89.05        151.56         319.66
          optional BPP                                                      30.61         93.61        159.08         334.20
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                             29.38         89.96        153.07         322.58
          optional BP                                                       31.94         97.56        165.57         346.64
          optional BPP                                                      33.48        102.10        173.01         360.79
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                             27.43         84.16        143.48         303.89
          optional BP                                                       29.99         91.79        156.08         328.41
          optional BPP                                                      31.53         96.34        163.58         342.83
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                             26.20         80.48        137.38         291.91
          optional BP                                                       28.76         88.13        150.05         316.72
          optional BPP                                                      30.30         92.70        157.58         331.31


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                            $27.22       $ 83.55       $142.46       $301.91
          optional BP                                                       29.79         91.18        155.08        326.47
          optional BPP                                                      31.32         95.74        162.58        340.92
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                             29.79         91.18        155.08        326.47
          optional BP                                                       32.35         98.77        167.56        350.43
          optional BPP                                                      33.89        103.31        174.98        364.52
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                             28.76         88.13        150.05        316.72
          optional BP                                                       31.32         95.74        162.58        340.92
          optional BPP                                                      32.86        100.28        170.04        355.15


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option C and assuming a 5% annual return and ...

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
AXP(R) Variable Portfolio - Bond Fund
          base contract with no optional riders                            $26.81       $ 82.32       $140.43        $297.92
          optional GMIB                                                     33.11        101.92        164.41         362.61
AXP(R) Variable Portfolio - Cash Management Fund
          base contract with no optional riders                             25.58         78.64        134.32         285.86
          optional GMIB                                                     31.88         98.25        158.33         350.75
AXP(R) Variable Portfolio - Diversified Equity Income Fund
          base contract with no optional riders                             27.94         85.69        146.01         308.85
          optional GMIB                                                     34.24        105.28        169.94         373.35
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
          base contract with no optional riders                             26.71         82.02        139.92         296.92
          optional GMIB                                                     33.01        101.62        163.90         361.62
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
          base contract with no optional riders                             33.99        103.61        175.47         365.45
          optional GMIB                                                     40.29        123.14        199.21         429.01
AIM V.I. Basic Value Fund, Series II
          base contract with no optional riders                             33.48        102.10        173.01         360.79
          optional GMIB                                                     39.78        121.64        196.76         424.42
Evergreen VA Blue Chip Fund - Class 2
          base contract with no optional riders                             31.12         95.13        161.58         339.01
          optional GMIB                                                     37.42        114.69        185.41         403.01
Evergreen VA Capital Growth Fund - Class 2
          base contract with no optional riders                             30.20         92.40        157.08         330.35
          optional GMIB                                                     36.50        111.96        180.94         394.50
Evergreen VA Core Bond Fund - Class 2
          base contract with no optional riders                             27.53         84.46        143.98         304.89
          optional GMIB                                                     33.83        104.06        167.93         369.46
Evergreen VA Equity Index Fund - Class 2
          base contract with no optional riders                             24.25         74.64        127.66         272.63
          optional GMIB                                                     30.55         94.27        151.72         337.74
Evergreen VA Foundation Fund - Class 2
          base contract with no optional riders                             30.71         93.92        159.58         335.17
          optional GMIB                                                     37.01        113.48        183.43         399.24
Evergreen VA Global Leaders Fund - Class 2
          base contract with no optional riders                             31.43         96.04        163.08         341.88
          optional GMIB                                                     37.73        115.60        186.90         405.83
Evergreen VA Growth Fund - Class 2
          base contract with no optional riders                             30.40         93.00        158.08         332.28
          optional GMIB                                                     36.70        112.57        181.94         396.40
Evergreen VA High Income Fund - Class 2
          base contract with no optional riders                             31.53         96.34        163.58         342.83
          optional GMIB                                                     37.83        115.90        187.40         406.77


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option C and assuming a 5% annual return and ... (continued)

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
Evergreen VA International Growth Fund - Class 2
          base contract with no optional riders                            $31.53       $ 96.34       $163.58       $342.83
          optional GMIB                                                     37.83        115.90        187.40        406.77
Evergreen VA Masters Fund - Class 2
          base contract with no optional riders                             31.43         96.04        163.08        341.88
          optional GMIB                                                     37.73        115.60        186.90        405.83
Evergreen VA Omega Fund - Class 2
          base contract with no optional riders                             28.56         87.52        149.04        314.76
          optional GMIB                                                     34.86        107.10        172.95        379.17
Evergreen VA Small Cap Value Fund - Class 2
          base contract with no optional riders                             31.43         96.04        163.08        341.88
          optional GMIB                                                     37.73        115.60        186.90        405.83
Evergreen VA Strategic Income Fund - Class 2
          base contract with no optional riders                             29.48         90.26        153.57        323.56
          optional GMIB                                                     35.78        109.84        177.45        387.82
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
          base contract with no optional riders                             28.25         86.60        147.52        311.81
          optional GMIB                                                     34.55        106.19        171.45        376.27
FTVIPT Mutual Shares Securities Fund - Class 2
          base contract with no optional riders                             29.27         89.65        152.56        321.61
          optional GMIB                                                     35.57        109.23        176.46        385.90
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
          base contract with no optional riders                             31.84         97.25        165.07        345.69
          optional GMIB                                                     38.14        116.81        188.88        409.58
Putnam VT International Growth Fund - Class IB Shares
          base contract with no optional riders                             30.81         94.22        160.08        336.13
          optional GMIB                                                     37.11        113.78        183.93        400.18

* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                           2001    2000    1999    1998    1997    1996    1995
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                               $1.38   $1.33   $1.33   $1.33   $1.24   $1.17   $1.00
Accumulation unit value at end of period                                     $1.47   $1.38   $1.33   $1.33   $1.33   $1.24   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      8,923   9,498   8,127   5,689   2,544   1,377     414
Ratio of operating expense to average net assets                             1.40%   1.40%   1.40%   1.40%   1.40%   1.50%   1.50%

SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                               $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.09   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        317      64      --      --      --      --      --
Ratio of operating expense to average net assets                             1.50%   1.50%      --      --      --      --      --

SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                               $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.09   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,363     688      --      --      --      --      --
Ratio of operating expense to average net assets                             1.60%   1.60%      --      --      --      --      --

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $1.24   $1.18   $1.15   $1.11   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                     $1.26   $1.24   $1.18   $1.15   $1.11   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      8,409   4,421     941     749     231     241     132
Ratio of operating expense to average net assets                             1.40%   1.40%   1.40%   1.40%   1.40%   1.50%   1.50%

SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      3,980   2,613      --      --      --      --      --
Ratio of operating expense to average net assets                             1.50%   1.50%      --      --      --      --      --

SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     11,399  11,511      --      --      --      --      --
Ratio of operating expense to average net assets                             1.60%   1.60%      --      --      --      --      --

SUBACCOUNT WDEI5(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
Accumulation unit value at beginning of period                               $1.08   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.09   $1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        115       7      --      --      --      --      --
Ratio of operating expense to average net assets                             1.40%   1.40%      --      --      --      --      --

SUBACCOUNT WDEI3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $1.08   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.09   $1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        223      66      --      --      --      --      --
Ratio of operating expense to average net assets                             1.50%   1.50%      --      --      --      --      --

SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $1.07   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.08   $1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        367      52      --      --      --      --      --
Ratio of operating expense to average net assets                             1.60%   1.60%      --      --      --      --      --

SUBACCOUNT WDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $1.08   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.08   $1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        144      40      --      --      --      --      --
Ratio of operating expense to average net assets                             1.70%   1.70%      --      --      --      --      --


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                           2001    2000    1999    1998    1997    1996    1995
SUBACCOUNT EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                               $1.54   $1.72   $1.32   $1.05   $1.00      --      --
Accumulation unit value at end of period                                     $1.27   $1.54   $1.72   $1.32   $1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)      4,237   3,717   2,141   1,108      69      --      --
Ratio of operating expense to average net assets                             1.40%   1.40%   1.40%   1.40%   1.40%      --      --

SUBACCOUNT WNDM3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                               $0.86   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $0.71   $0.86
Number of accumulation units outstanding at end of period (000 omitted)      3,128   2,130      --      --      --      --      --
Ratio of operating expense to average net assets                             1.50%   1.50%      --      --      --      --      --

SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                               $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $0.74   $0.90
Number of accumulation units outstanding at end of period (000 omitted)      2,896   2,468      --      --      --      --      --
Ratio of operating expense to average net assets                             1.60%   1.60%      --      --      --      --      --

SUBACCOUNT WNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                               $0.86   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $0.70   $0.86      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        363     198      --      --      --      --      --
Ratio of operating expense to average net assets                             1.70%   1.70%      --      --      --      --      --

SUBACCOUNT WMDC5(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                               $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         94      --      --      --      --      --      --
Ratio of operating expense to average net assets                             1.40%      --      --      --      --      --      --

SUBACCOUNT WMDC3(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                               $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        156      --      --      --      --      --      --
Ratio of operating expense to average net assets                             1.50%      --      --      --      --      --      --

SUBACCOUNT WMDC1(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                               $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         13      --      --      --      --      --      --
Ratio of operating expense to average net assets                             1.70%      --      --      --      --      --      --

SUBACCOUNT EMU(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $1.17   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                                     $1.23   $1.17   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        546     170      31      --      --      --      --
Ratio of operating expense to average net assets                             1.40%   1.40%   1.40%      --      --      --      --

SUBACCOUNT WMSS3(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $1.11   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.17   $1.11      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        324      39      --      --      --      --      --
Ratio of operating expense to average net assets                             1.50%   1.50%      --      --      --      --      --

SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $1.19   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.25   $1.19      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        473      79      --      --      --      --      --
Ratio of operating expense to average net assets                             1.60%   1.60%      --      --      --      --      --

SUBACCOUNT WMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $1.11   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $1.17   $1.11      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         24       6      --      --      --      --      --
Ratio of operating expense to average net assets                             1.70%   1.70%      --      --      --      --      --


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                           2001    2000    1999    1998    1997    1996    1995
SUBACCOUNT EPL(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $1.19  $1.33   $1.00      --      --      --      --
Accumulation unit value at end of period                                      $0.93  $1.19   $1.33      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,775  2,192     347      --      --      --      --
Ratio of operating expense to average net assets                              1.40%  1.40%   1.40%      --      --      --      --

SUBACCOUNT WIGR3(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $0.75  $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $0.59  $0.75      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       4,040  2,678      --      --      --      --      --
Ratio of operating expense to average net assets                              1.50%  1.50%      --      --      --      --      --

SUBACCOUNT WIGR1(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $0.75  $1.00      --      --      --      --      --
Accumulation unit value at end of period                                      $0.58  $0.75      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,244    708      --      --      --      --      --
Ratio of operating expense to average net assets                              1.70%  1.70%      --      --      --      --      --


(1) Operations commenced on Feb. 21, 1995.

(2) Operations commenced on May 1, 2000.

(3) Operations commenced on Feb. 11, 2000.

(4) Operations commenced on March 3, 2000.

(5) Operations commenced on Oct. 29, 1997.

(6) Operations commenced on May 1, 2001.

(7) Operations commenced on Sept. 22, 1999.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    mortality and expense risk fee associated with death benefit Option C,

-    GMIB fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations for contract Option L that reflect selection of death benefit Option A or death benefit Option B, deduction of the Benefit Protector fee or the Benefit Protector Plus fee. We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features. Total return figures for contract Option C reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    mortality and expense risk fee associated with death benefit Option C, and

-    GMIB fee.

We may also show optional total return quotations for contract Option C that reflect selection of death benefit Option A or death benefit Option B, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.

We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT     INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
ESI            AXP(R) Variable Portfolio -        Objective: high level of current income while       IDS Life, investment manager;
SBND2          Bond Fund                          conserving the value of the investment and          American Express Financial
SBND1                                             continuing a high level of income for the           Corporation (AEFC), investment
WBND1                                             longest time period. Invests primarily in           adviser.
WBND9                                             bonds and other debt obligations.

EMS            AXP(R) Variable Portfolio -        Objective: maximum current income consistent        IDS Life, investment manager;
SCMG2          Cash Management Fund               with liquidity and stability of principal.          American Express Financial
SCMG1                                             Invests primarily in money market securities.       Corporation (AEFC), investment
WCMG1                                                                                                 adviser.
WCMG9

WDEI5          AXP(R) Variable Portfolio -        Objective: a high level of current income           IDS Life, investment manager;
WDEI3          Diversified Equity Income          and, as a secondary goal, steady growth of          American Express Financial
SDEI1          Fund                               capital. Invests primarily in                       Corporation (AEFC), investment
WDEI1                                             dividend-paying common and preferred stocks.        adviser.
WDEI9

EGD            AXP(R) Variable Portfolio -        Objective: long-term growth of capital.             IDS Life, investment manager;
WNDM3          NEW DIMENSIONS FUND(R)             Invests primarily in common stocks showing          American Express Financial
SNDM1                                             potential for significant growth.                   Corporation (AEFC), investment
WNDM1                                                                                                 adviser.
WNDM9

WSVA5          AXP(R) Variable Portfolio -        Objective: long-term capital appreciation.          IDS Life, investment manager;
WSVA3          Partners Small Cap                 Non-diversified fund that invests primarily         American Express Financial
WSVA8          Value Fund                         in equity securities.                               Corporation (AEFC), investment
WSVA1                                                                                                 adviser; Royce & Associates,
WSVA9                                                                                                 LLC. and EQSF Advisers, Inc.,
                                                                                                      sub-advisers.

WABA5          AIM V.I. Basic Value Fund,         Objective: long-term growth of capital.             A I M Advisors, Inc.
WABA3          Series II                          Invests at least 65% of its total assets
WABA8                                             in equity securities of U.S. issuers that
WABA1                                             have market capitalizations of greater
WABA9                                             than $500 million and are believed to be
                                                  undervalued in relation to long-term
                                                  earning power or other factors.

WEBC5          Evergreen VA                       Objective: capital growth with the                  Evergreen Investment
WEBC3          Blue Chip Fund - Class 2           potential for income. The Fund seeks to             Management Company, LLC
WEBC8                                             achieve its goal by investing primarily
WEBC1                                             in common stocks of well established,
WEBC9                                             large U.S. companies representing a
                                                  broad range of industries.

WECG5          Evergreen VA                       Objective: long-term capital growth.                Evergreen Investment
WECG3          Capital Growth Fund - Class 2      The Fund seeks to achieve its goal by               Management Company, LLC
WECG8                                             investing primarily in common stocks
WECG1                                             of large U.S. companies, which the
WECG9                                             portfolio managers believe have the
                                                  potential for capital growth over the
                                                  intermediate and long-term.


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
WECB5          Evergreen VA                       Objective: The Fund seeks to maximize               Evergreen Investment
WECB3          Core Bond Fund(1) - Class 2        total return through a combination of               Management Company, LLC
WECB8                                             capital growth and current income. The
WECB1                                             Fund invests primarily in U.S. dollar
WECB9                                             denominated investment grade debt
                                                  securities issued or guaranteed by the
                                                  U.S. Treasury or by an agency or
                                                  instrumentality of the U.S. Government,
                                                  corporate bonds, mortgage-backed
                                                  securities, asset-backed securities, and
                                                  other income producing securities.

WEEI5          Evergreen VA                       Objective: achieve price and yield                  Evergreen Investment
WEEI3          Equity Index Fund - Class 2        performance similar to the S&P 500 Index.           Management Company, LLC
WEEI8                                             The Fund seeks to achieve its goal by
WEEI1                                             investing primarily in equity securities
WEEI9                                             that represent a composite of the
                                                  S&P 500 Index.

WEFF5          Evergreen VA                       Objective: capital growth and current               Evergreen Investment
WEFF3          Foundation Fund - Class 2          income. The Fund seeks                              Management Company, LLC
WEFF8                                             to achieve its goal by investing in a
WEFF1                                             combination of equity and debt securities.
WEFF9                                             Under normal conditions, the Fund will
                                                  invest at least 25% of its assets in debt
                                                  securities and the remainder in equity
                                                  securities.

WEGO5          Evergreen VA                       Objective: long-term capital growth. Invests        Evergreen Investment
WEGO3          Global Leaders Fund - Class 2      primarily in a diversified portfolio of             Management Company, LLC
WEGO8                                             equity securities of companies located in
WEGO1                                             the world's major industrialized countries.
WEGO9                                             The Fund will make investments in no less
                                                  than three countries, which may include the
                                                  U.S., but may invest more than 25% of its
                                                  assets in one country.

WEGR5          Evergreen VA                       Objective: long-term capital growth. The Fund       Evergreen Investment
WEGR3          Growth Fund - Class 2              seeks to achieve its goal by investing 75% of       Management Company, LLC
WEGR8                                             its assets in common stocks of small- and
WEGR1                                             medium sized companies whose market
WEGR9                                             capitalizations at time of purchase falls
                                                  within the range of those tracked by the
                                                  Russell 2000 Growth Index.

WEHI5          Evergreen VA                       Objective: high level of current income,            Evergreen Investment
WEHI3          High Income Fund - Class 2         with capital growth as secondary objective.         Management Company, LLC
WEHI8                                             The Fund seeks to achieve its goal by
WEHI1                                             investing primarily in both low-rated and
WEHI9                                             high-rated fixed-income securities,
                                                  including debt securities, convertible
                                                  securities, and preferred stocks that are
                                                  consistent with its primary investment
                                                  objective of high current income.

WEIG5          Evergreen VA                       Objective: long-term capital growth, with           Evergreen Investment
WEIG3          International Growth               modest income as a secondary objective. The         Management Company, LLC
WEIG8          Fund - Class 2                     Fund seeks to achieve its goal by investing
WEIG1                                             primarily in equity securities issued by
WEIG9                                             established, quality non-U.S. companies
                                                  located in countries with developed markets
                                                  and may purchase securities across all
                                                  market capitalizations. The Fund may also
                                                  invest in emerging markets.

(1) A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. It is anticipated that the Fund will become effective on or about July 24, 2002. Please contact your representative to determine whether or not the Fund has been declared effective.


              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
WEMA5          Evergreen VA Masters Fund -        Objective: long-term capital growth.                Evergreen Investment
WEMA3          Class 2                            The portfolio's assets are invested on an           Management Company, LLC,
WEMA8                                             approximately equal basis among the                 investment adviser; Evergreen
WEMA1                                             following four styles, each implemented             Investment Management Company,
WEMA9                                             by a different sub-investment adviser:              LLC, MFS Institutional
                                                  1) equity securities of U.S. and                    Advisors Inc., Oppenheimer
                                                  foreign companies that are temporarily              Funds, Inc. and Putnam
                                                  undervalued;  2) equity securities                  Investment Management, Inc.,
                                                  expected to show growth above that of               sub-investment advisers.
                                                  the overall economy and inflation;
                                                  3) blended growth and value-oriented
                                                  strategy focusing on foreign and
                                                  domestic large-cap equity securities;
                                                  and 4) growth oriented strategy
                                                  focusing on large-cap equity securities
                                                  of U.S. and foreign issuers.

WEOE5          Evergreen VA Omega Fund -          Objective: long-term capital growth.                Evergreen Investment
WEOE3          Class 2                            Invests primarily in common stocks of               Management Company, LLC
WEOE8                                             U.S. companies across all market
WEOE1                                             capitalizations.
WEOE9

WESM5          Evergreen VA Small Cap             Objective: capital growth in the value              Evergreen Investment
WESM3          Value Fund - Class 2               of its shares. The Fund seeks to                    Management Company, LLC
WESM8                                             achieve its goal by investing at
WESM1                                             least 80% of its assets in common
WESM9                                             stocks of small U.S. companies whose
                                                  market capitalizations at the time of
                                                  purchase fall within the range tracked
                                                  by the Russell 2000(R) Index.

WEST5          Evergreen VA Strategic             Objective: high current income from                 Evergreen Investment
WEST3          Income Fund - Class 2              interest on debt securities with a                  Management Company, LLC
WEST8                                             secondary objective of potential for
WEST1                                             growth of capital in selecting
WEST9                                             securities. The Fund seeks to achieve
                                                  its goal by investing primarily in
                                                  domestic high-yield, high-risk "junk"
                                                  bonds and other debt securities (which
                                                  may be denominated in U.S. dollars or
                                                  in non-U.S. currencies) of foreign
                                                  governments and foreign corporations.

WMDC5          Fidelity(R) VIP Mid Cap            Strategy: long-term growth of capital.              FMR, investment manager; FMR
WMDC3          Portfolio Service Class 2          Normally invests at least 80% of assets             U.K. and FMR Far East,
WMDC8                                             in securities of companies with medium              sub-investment advisers.
WMDC1                                             market capitalization common stocks.
WMDC9

EMU            FTVIPT Mutual Shares               Objective: capital appreciation with                Franklin Mutual Advisers, LLC
WMSS3          Securities Fund - Class 2          income as a secondary goal. Invests
SMSS1                                             primarily in equity securities of
WMSS1                                             companies that the manager believes are
WMSS9                                             available at market prices less than
                                                  their value based on certain recognized
                                                  or objective criteria (intrinsic value).

WOSM5          Oppenheimer Main Street            Objective: seeks capital appreciation.              OppenheimerFunds, Inc.
WOSM3          Small Cap Fund/VA,                 Invests mainly in common stocks of
WOSM8          Service Shares                     small-capitalization U.S. companies
WOSM1                                             that the fund's investment manager
WOSM9                                             believes have favorable business
                                                  trends or prospects.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
EPL            Putnam VT                          Objective: capital appreciation. The fund           Putnam Investment Management,
WIGR3          International Growth Fund -        seeks its goal by investing mainly in               LLC
WIGR8          Class IB Shares                    common stocks of companies outside the
WIGR1                                             United States.
WIGR9


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The interest rates we offer for contract Option L are generally equal to or higher than the rates we offer on contract Option C.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life Annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply a MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

             IF YOUR GPA RATE IS:                   THE MVA IS:

     Less than the new GPA rate + 0.10%              Negative

     Equal to the new GPA rate + 0.10%               Zero

     Greater than the new GPA rate + 0.10%           Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

    EARLY WITHDRAWAL AMOUNT x [(  1 + i     )(TO THE POWER OF n/12) - 1] = MVA
                                ------------
                               (1 + J + .001)

    Where: i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

     $1,000 X [(      1.045   )(TO THE POWER OF 84/12) - 1] = -$39.28
                --------------
               (1 + .05 + .001)

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

     $1,000 X [(     1.045    )(TO THE POWER OF 84/12) - 1] = $27.21
                --------------
               (1 + .04 + .001)

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% if you choose contract Option L and there is no withdrawal charge if you choose contract Option C (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges on contract Option L, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge for contract Option L), unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rates we offer on contract Option Lare generally equal to or higher than the rates we offer on contract Option C. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and fixed account interest rates and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

-   contract Option L or Option C;

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

-   the optional Benefit ProtectorSM Death Benefit Rider(2);

-   the optional Benefit ProtectorSM Plus Death Benefit Rider(2);

-   the optional Guaranteed Minimum Income Benefit Rider(3);

- the GPAs, the one-year fixed account and/or subaccounts in which you want to invest(4);

-   how you want to make purchase payments; and

-   a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select from either death benefit Option A, Option B or Option C. Death benefit Option C may not be available in all states. If you or the annuitant are 80 or older at contract issue death benefit Option A will apply.

(2) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select death benefit Option C. May not be available in all states.

(4) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-   no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS:

        If paying by SIP:                    $50 initial payment.

                                             $50 for additional payments.

        If paying by any other method:       $10,000 initial payment.

                                             $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(1)
        (without prior approval):            $1,000,000 for issue ages up to 85.

                                             $100,000 for issue ages 86 to 90.

(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:

                                   CONTRACT OPTION L        CONTRACT OPTION C

        DEATH BENEFIT OPTION A(1):      1.25%                    1.35%

        DEATH BENEFIT OPTION B(1):      1.35                     1.45

        DEATH BENEFIT OPTION C(1):      1.55                     1.65

(1) If you and the annuitant are 79 or younger at contract issue, you may select from either death benefit Option A, Option B or Option C. Death benefit Option C may not be available in all states. If you or the annuitant are 80 or older at contract issue death benefit Option A will apply.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(2) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it(3). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select death benefit Option C. May not be available in all states.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       37
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WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

    CONTRACT YEAR FOR CONTRACT OPTION L       WITHDRAWAL CHARGE PERCENTAGE
                   1-2                                   8%

                   3                                     7

                   4                                     6

                   5 and later                           0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

            AMOUNT REQUESTED                    $1,000
        ------------------------      OR        ------ = $1,075.27
        1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);

-   contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-   amounts we refund to you during the free look period; and

-   death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-   plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;

-   minus any prorated portion of the contract administrative charge;

-   minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

-   minus any prorated portion of the GMIB fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;

-   transfers into or out of the subaccounts;

-   partial withdrawals;

-   withdrawal charges (for contract Option L);

-   a prorated portion of the contract administrative charge;

-   a prorated portion of the Benefit Protector fee (if applicable);

-   a prorated portion of the Benefit Protector Plus fee (if applicable); and/or

-   a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the subaccounts;

-   capital gains or losses of funds;

-   fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                  NUMBER
                                                    AMOUNT        ACCUMULATION   OF UNITS
                                   MONTH           INVESTED        UNIT VALUE    PURCHASED
By investing an equal number
of dollars each month...            Jan              $100            $20          5.00

                                    Feb               100             18          5.56

you automatically buy               Mar               100             17          5.88
more units when the
per unit market price is low...-->  Apr               100             15          6.67

                                    May               100             16          6.25

                                    Jun               100             18          5.56

                                    Jul               100             17          5.88

and fewer units                     Aug               100             19          5.26
when the per unit
market price is high.          -->  Sept              100             21          4.76

                                    Oct               100             20          5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;

-   requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-   Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:         $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:         Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals: $100 monthly; $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:          $500 or entire account balance

MAXIMUM AMOUNT
     Transfers:                    Contract value or entire account balance
     Withdrawals:                  $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-   payable to owner;

-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the withdrawal amount includes a purchase payment check that has not cleared;

    --  the NYSE is closed, except for normal holiday and weekend closings;

    --  trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    --  you are at least age 59 1/2;

    --  you are disabled as defined in the Code;

    --  you severed employment with the employer who purchased the contract; or

    --  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:

-   Option A -- Return of Purchase Payment Death Benefit;

-   Option B -- Maximum Anniversary Value Death Benefit; and

-   Option C -- Enhanced Death Benefit Rider.

If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply. If both you and the annuitant 79 or younger at contract issue, you can elect either death benefit Option A, Option B or Option C (if its available in your state) on your application. If you select the GMIB you must select death benefit Option C. Once you elect an option, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

OPTION A -- RETURN OF PURCHASE PAYMENT DEATH BENEFIT

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR DEATH BENEFIT OPTION A OR OPTION B = PW X DB
                                                                         -------
                                                                           CV

        PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).
        DB = the death benefit on the date of (but prior to) the partial withdrawal.
        CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

-   On Jan. 1, 2003 you make an additional purchase payment of $5,000.

- On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-   On March 1, 2004 the contract value grows to $23,000.

    We calculate the Option A death benefit on March 1, 2004 as follows:

     Contract value at death:                                                     $23,000.00
                                                                                  ==========
     Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                                $25,000.00
          minus adjusted partial withdrawals calculated as:

          1,500 x 25,000  =                                                        -1,704.55
          --------------                                                          ----------
              22,000
          for a death benefit of:                                                 $23,295.45
                                                                                  ==========
     Option A death benefit, calculated as the greatest of these two values:      $23,295.45

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTION B -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add death benefit Option B to your contract.

Death benefit Option B provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1.  contract value;

2.  total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

    We calculate death benefit Option B on March 1, 2003 as follows:

              Contract value at death:                                                                         $20,500.00
                                                                                                               ==========
              Purchase payments minus adjusted partial withdrawals:

                                      Total purchase payments                                                  $20,000.00
                                      minus adjusted partial withdrawals, calculated as:

                                      $1,500 x $20,000  =                                                       -1,363.64
                                      ----------------                                                         ---------
                                          $22,000

                                      for a return of purchase payment death benefit of:                       $18,636.36
                                                                                                               ==========

    The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

                                      The MAV on the immediately preceding anniversary:                        $29,000.00
                                      plus purchase payments made since that anniversary:                           +0.00
                                      minus adjusted partial withdrawals made since that anniversary, calculated as:

                                      $1,500 x $29,000  =                                                       -1,977.27
                                      ----------------                                                         ---------
                                          $22,000

                                      for a MAV death benefit of:                                              $27,022.73
                                                                                                               ==========
    The Option B death benefit, calculated as the greatest of  these three values, which is the MAV:           $27,022.73

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTION C -- ENHANCED DEATH BENEFIT RIDER

Death benefit Option C is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option C does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add death benefit Option C to you contract. If you select the GMIB you must select death benefit Option C.

Death benefit Option C provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.  contract value;

2.  total purchase payments minus adjusted partial withdrawals;

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.  the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-   the initial purchase payments allocated to the subaccounts increased by 5%,

-   plus any subsequent amounts allocated to the subaccounts, and

-   minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

    5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                  ---------
                                                                      SV

        PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

        VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

         SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

    The death benefit on March 1, 2003 is calculated as follows:

        Contract value at death:                                                            $22,800.00
                                                                                            ==========
        Purchase payments minus adjusted partial withdrawals:

                Total purchase payments:                                                    $25,000.00
                minus adjusted partial withdrawals, calculated as:

                $1,500 x $25,000  =                                                          -1,543.21
                ----------------                                                            ----------
                    $24,300

                for a return of purchase payment death benefit of:                          $23,456.79
                                                                                            ==========
The  MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

                The MAV on the immediately preceding anniversary:                           $25,000.00
                plus purchase payments made since that anniversary:                              +0.00
                minus adjusted partial withdrawals made since that
                anniversary, calculated as:

                $1,500 x $25,000  =                                                          -1,543.21
                ----------------                                                            ----------
                    $24,300

                for a MAV death benefit of:                                                 $23,456.79
                                                                                            ==========
        The 5% rising floor:

                The variable account floor on Jan. 1, 2002,
                calculated as: 1.05 x $20,000 =                                             $21,000.00
                plus amounts allocated to the subaccounts since that anniversary:                +0.00
                minus the 5% rising floor adjusted partial withdrawal
                from the subaccounts, calculated as:
                $1,500 x $21,000  =                                                         -$1,657.89
                ----------------                                                            ----------
                    $19,000

                variable account floor benefit:                                             $19,342.11
                plus the one-year fixed account value:                                       +5,300.00
                5% rising floor (value of the GPAs, one-year fixed account
                and the variable account floor):                                            $24,642.11
                                                                                            ==========
        Option C death benefit, calculated as the greatest of these
        three values, which is the 5% rising floor:                                         $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or death benefit Option C. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR:

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select an Option L contract with death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

     -    On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:
          death benefit Option B (contract value):                                           $110,000
          plus the Benefit Protector benefit which equals 40% of earnings at death
               (death benefit Option B minus payments not previously withdrawn):
               0.40 x ($110,000 - $100,000) =                                                  +4,000
                                                                                            ---------
          Total death benefit of:                                                            $114,000

     -    On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:
          death benefit Option B (MAV):                                                      $110,000
          plus the Benefit Protector benefit (40% of earnings at death):
               0.40 x ($110,000 - $100,000) =                                                  +4,000
                                                                                            ---------
          Total death benefit of:                                                            $114,000

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

-    On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 +
     $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb.
     1, 2004 equals:
          death benefit Option B (MAV adjusted for partial withdrawals):                       $57,619
          plus the Benefit Protector benefit (40% of earnings at death):
               0.40 x ($57,619 - $55,000) =                                                     +1,048
                                                                                             ---------
          Total death benefit of:                                                              $58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

-    On Jan. 1, 2011 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on
     Jan. 1, 2011 equals:
          death benefit Option B (contract value):                                            $200,000
          plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
               previously withdrawn that are one or more years old)                            +55,000
                                                                                             ---------
          Total death benefit of:                                                             $255,000

-    On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:
          death benefit Option B (contract value):                                            $250,000
          plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
               previously withdrawn that are one or more years old)                            +55,000
                                                                                             ---------
          Total death benefit of:                                                             $305,000

-    On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:
          death benefit Option B (contract value):                                            $250,000
          plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
               previously withdrawn):
               0.40 x ($250,000 - $105,000) =                                                  +58,000
                                                                                             ---------
          Total death benefit of:                                                             $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or death benefit Option C. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                       PERCENTAGE IF YOU AND THE ANNUITANT ARE        PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR          UNDER AGE 70 ON THE RIDER EFFECTIVE DATE       70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                0%

Three and Four                            10%                                             3.75%

Five or more                              20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the standard death benefit (see "Benefits in Case of Death") PLUS

                      IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR         AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                   Zero                                              Zero

Two                   40% x earnings at death (see above)               15% x earnings at death

Three & Four          40% x (earnings at death + 25% of initial         15% x (earnings at death + 25% of initial
                      purchase payment*)                                purchase payment*)

Five or more          40% x (earnings at death + 50% of initial         15% x (earnings at death + 50% of initial
                      purchase payment*)                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select an Option L contract with death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

-    On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:
          death benefit Option B (contract value):                                                  $110,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death
               (death benefit Option B minus payments not previously withdrawn):
               0.40 x ($110,000 - $100,000) =                                                         +4,000
                                                                                                    --------
          Total death benefit of:                                                                   $114,000

-    On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on
     Jan. 1, 2004 equals:
          death benefit Option B (MAV):                                                             $110,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
               0.40 x ($110,000 - $100,000) =                                                         +4,000
          plus 10% of purchase payments made within 60 days of contract issue
               and not previously withdrawn: 0.10 x $100,000 =                                       +10,000
                                                                                                    --------
          Total death benefit of:                                                                   $124,000

-    On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 +
     $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb.
     1, 2004 equals:
          death benefit Option B (MAV adjusted for partial withdrawals):                             $57,619
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
               0.40 x ($57,619 - $55,000) =                                                           +1,048
          plus 10% of purchase payments made within 60 days of contract issue
               and not previously withdrawn: 0.10 x $55,000 =                                         +5,500
                                                                                                    --------
          Total death benefit of:                                                                    $64,167

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

-    On Jan. 1, 2011 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit
     Protector Plus also reaches its maximum of 20%. The death benefit on Jan.
     1, 2011 equals:
          death benefit Option B (contract value):                                                  $200,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
               that are one or more years old                                                        +55,000
          plus 20% of purchase payments made within 60 days of contract issue
               and not previously withdrawn: 0.20 x $55,000 =                                        +11,000
                                                                                                    --------
          Total death benefit of:                                                                   $266,000

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

-    On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value.
     The death benefit on July 1, 2011 equals:
          death benefit Option B (contract value):                                                $250,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
               that are one or more years old                                                      +55,000
          plus 20% of purchase payments made within 60 days of contract issue
               and not previously withdrawn: 0.20 x $55,000 =                                      +11,000
                                                                                                  --------
          Total death benefit of:                                                                 $316,000

-    On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:
          death benefit Option B (contract value):                                                $250,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death
               (death benefit Option B minus payments not previously withdrawn):
               0.40 x ($250,000 - $105,000) =                                                      +58,000
          plus 20% of purchase payments made within 60 days of contract issue
               and not previously withdrawn: 0.20 x $55,000 =                                      +11,000
                                                                                                  --------
          Total death benefit of:                                                                 $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 10 years*,

-    the GMIB terminates after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-    there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with death benefit Option C at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

-   the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

    --  Plan A - Life Annuity -- no refund

    --  Plan B - Life Annuity with ten years certain

    --  Plan D - Joint and last survivor life annuity-- no refund

-   you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.  total purchase payments minus adjusted partial withdrawals;

2.  contract value;

3. the MAV at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.  the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.

- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

                                   PMT X CVG
                                   ---------
                                      ECV

    PMT = each purchase payment made in the five years before you exercise the GMIB.

    CVG = current contract value at the time you exercise the GMIB.

    ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

                        PMT X (1.05)(TO THE POWER OF CY)

    CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

-   You may terminate the rider any time after the tenth rider anniversary.

-   The rider will terminate on the date:

    --  you make a full withdrawal from the contract;

    --  a death benefit is payable; or

    -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you allocate all your purchase payments to the subaccounts.

-   There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                               GMIB
ANNIVERSARY            CONTRACT VALUE            MAV           5% RISING FLOOR     BENEFIT BASE
   1                       $107,000            $107,000             $105,000

   2                        125,000             125,000              110,250

   3                        132,000             132,000              115,763

   4                        150,000             150,000              121,551

   5                         85,000             150,000              127,628

   6                        120,000             150,000              134,010

   7                        138,000             150,000              140,710

   8                        152,000             152,000              147,746

   9                        139,000             152,000              155,133

  10                        126,000             152,000              162,889          $162,889

  11                        138,000             152,000              171,034           171,034

  12                        147,000             152,000              179,586           179,586

  13                        163,000             163,000              188,565           188,565

  14                        159,000             163,000              197,993           197,993

  15                        212,000             212,000              207,893           212,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                          MINIMUM GUARANTEED MONTHLY INCOME

CONTRACT                                                              PLAN A -              PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                          GMIB                        LIFE ANNUITY--       LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                      BENEFIT BASE                       NO REFUND         TEN YEARS CERTAIN    ANNUITY-- NO REFUND
10                           $162,889 (5% rising floor)           $   845.39             $   822.59              $674.36

15                            212,000 (MAV)                         1,259.28               1,199.92               973.08

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                          PLAN A -            PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                    LIFE ANNUITY--     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE               CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN     ANNUITY-- NO REFUND
10                           $126,000           $   653.94          $   636.30                $521.64

15                            212,000             1,259.28            1,199.92                 973.08

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

THE GMIB FEE: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                 BB + AT - FAV

    BB = the GMIB benefit base.
    AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:
                                    PT X VAT
                                    --------
                                      SVT

    PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary
   VAT = variable account floor on the date of (but prior to) the transfer
   SVT = value of the subaccounts on the date of (but prior to) the transfer
   FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

-    You make no transfers or partial withdrawals.

CONTRACT                                              GMIB FEE              VALUE ON WHICH WE                       GMIB FEE
ANNIVERSARY                    CONTRACT VALUE        PERCENTAGE             BASE THE GMIB FEE                    CHARGED TO YOU
   1                              $ 80,000             0.30%         5% rising floor = $100,000 x 1.05                   $315

   2                               150,000             0.30%         Contract value = $150,000                            450

   3                               102,000             0.30%         MAV = $150,000                                       450

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under TSAs, other exceptions may apply if you withdraw your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

              EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                            2001            2000          1999          1998           1997
---------------------------------------------------------------------------------------------------------
Net investment income               $   271,718    $   299,759   $   322,746   $   340,219    $   332,268
Net (loss) gain on investments          (89,920)           469         6,565        (4,788)          (509)
Other                                    16,245         12,248         8,338         7,662          6,329
TOTAL REVENUES                      $   198,043    $   312,476   $   337,649   $   343,093    $   338,088
(LOSS) INCOME BEFORE INCOME TAXES   $   (63,936)   $    38,452   $    50,662   $    36,421    $    44,958
NET (LOSS) INCOME                   $   (41,728)   $    24,365   $    33,987   $    22,026    $    28,313
TOTAL ASSETS                        $ 5,275,681    $ 4,652,221   $ 4,603,343   $ 4,885,621    $ 4,973,413
---------------------------------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS
GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**  Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

BALANCE SHEET

MARCH 31, 2002 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS
Investments:
     Fixed maturities:
          Available for sale, at fair value (amortized cost: $3,356,634)              $3,328,557
     Mortgage loans on real estate                                                       636,107
     Other investments                                                                     2,400
------------------------------------------------------------------------------------------------
          Total investments                                                            3,967,064
Cash and cash equivalents                                                                212,219
Accounts receivable                                                                        1,644
Accrued investment income                                                                 43,292
Deferred policy acquisition costs                                                        226,078
Deferred income taxes                                                                     48,239
Separate account assets                                                                  743,352
------------------------------------------------------------------------------------------------
          Total assets                                                                $5,241,888
================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
     Future policy benefits:
          Fixed annuities                                                             $3,912,677
          Universal life-type insurance                                                        5
     Policy claims and other policyholders' funds                                         19,058
     Amounts due to brokers                                                               41,839
     Other liabilities                                                                    38,701
     Separate account liabilities                                                        743,352
------------------------------------------------------------------------------------------------
          Total liabilities                                                            4,755,632
------------------------------------------------------------------------------------------------
Stockholder's equity:
     Capital stock, $150 par value per share;
          100,000 shares authorized, 20,000 shares issued and outstanding                  3,000
     Additional paid-in capital                                                          341,827
     Accumulated other comprehensive loss:
          Net unrealized securities losses                                               (12,440)
          Net unrealized derivative losses                                               (19,564)
     Retained earnings                                                                   173,433
------------------------------------------------------------------------------------------------
          Total stockholder's equity                                                     486,256
------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $5,241,888
================================================================================================

See accompanying notes.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

STATEMENTS OF INCOME

THREE MONTHS ENDED MARCH 31, (UNAUDITED) (IN THOUSANDS)                          2002                   2001
REVENUES
Contractholder charges                                                        $ 1,148                $  1,746
Management and other fees                                                       3,419                   2,199
Net investment income                                                          69,131                  69,460
Net realized gain (loss) on investments                                            82                 (18,542)
-------------------------------------------------------------------------------------------------------------
     Total revenues                                                            73,780                  54,863
-------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Interest credited on universal life-type insurance and investment contracts    48,705                  42,473
Amortization of deferred policy acquisition costs                               9,706                  12,155
Other insurance and operating expenses                                         15,917                  11,859
-------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                               74,328                  66,487
-------------------------------------------------------------------------------------------------------------
Loss before income tax benefit                                                   (548)                (11,624)
Income tax benefit                                                               (125)                 (3,987)
-------------------------------------------------------------------------------------------------------------
Net loss                                                                      $  (423)               $ (7,637)
=============================================================================================================

See accompanying notes.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, ($ THOUSANDS) (UNAUDITED)                                  2002                   2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                                                            $    (423)              $  (7,637)
Adjustments to reconcile net loss to net cash provided by operating activities:
     Change in accrued investment income                                                2,130                   6,660
     Change in other accounts receivable                                                  168                     (26)
     Change in other assets                                                             8,526                   2,791
     Change in deferred policy acquisition costs, net                                  (8,155)                 (2,118)
     Change in policy claims and other policyholders' funds                            16,772                  (4,004)
     Deferred income taxes                                                             (3,326)                 (5,077)
     Change in other liabilities                                                      (25,816)                  5,225
     Amortization of premium (accretion of discount), net                                  55                     (58)
     Net realized (gain) loss on investments                                              (82)                 18,542
     Other, net                                                                        (5,861)                  4,514
---------------------------------------------------------------------------------------------------------------------
          Net cash (used in) provided by operating activities                         (16,012)                 18,812
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES Available-for-sale securities:
     Purchases                                                                       (523,078)                (39,196)
     Maturities, sinking fund payments and calls                                      128,490                  49,904
     Sales                                                                            341,575                  76,926
Other investments:
     Purchases                                                                         (2,007)                 (1,696)
     Sales                                                                             17,618                   9,789
Change in amounts due from broker                                                      41,705                    (928)
Change in amounts due to broker                                                      (183,288)                (22,310)
---------------------------------------------------------------------------------------------------------------------
          Net cash (used in) provided by investing activities                        (178,985)                 72,489
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
     Considerations received                                                          242,367                 159,985
     Surrenders and death benefits                                                   (144,070)               (250,299)
     Interest credited to account balances                                             48,705                  42,471
---------------------------------------------------------------------------------------------------------------------
          Net cash provided by (used in) financing activities                         147,002                 (47,843)
---------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                  (47,995)                 43,458
Cash and cash equivalents at beginning of period                                      260,214                  34,852
---------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                                          $ 212,219               $  78,310
=====================================================================================================================

See accompanying notes.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (IN THOUSANDS)

1. GENERAL

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ended December 31, 2002.

For further information, refer to the financial statements and footnotes thereto included in this prospectus for the year ended December 31, 2001.

2. COMPREHENSIVE (LOSS) INCOME

Total comprehensive (loss) income was as follows for the three months ended March 31, 2002 and 2001, respectively:


                                                                                  MARCH 31, 2002         MARCH 31, 2001
-----------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                                    $   (423)               $ (7,637)
Other comprehensive income (loss):
     Net unrealized gains (losses) on available-for-sale securities, net of tax       (30,095)                 53,646
     Net unrealized gains on derivative instruments, net of tax                         6,740                 (27,987)
Total comprehensive (loss) income                                                    $(23,778)               $ 18,022


3. INCOME TAXES

The Company's effective income tax rate was 22.8% for the three months ended March 31, 2002 compared to 34.3% for the three months ended March 31, 2001. The net impact of changes in state tax rules for certain states had a favorable impact on the effective tax rate for the Company.


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                 p.  3
Calculating Annuity Payouts                                             p. 18
Rating Agencies                                                         p. 19
Principal Underwriter                                                   p. 19
Independent Auditors                                                    p. 19
Financial Statements                                                    p. 20


             EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  45277 A (7/02)

EVERGREEN

PATHWAYS(SM) VARIABLE ANNUITY

PROSPECTUS

JULY 19, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY:    AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE
              LIFE)
              829 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- American Express(R) Variable Portfolio Funds                   - MFS(R) Variable Insurance Trust(SM) - Service Class
- AIM Variable Insurance Funds, Series 2                         - Oppenheimer Variable Account Funds, Service Shares
- Alliance Variable Products Series Fund (Class B)               - Putnam Variable Trust - Class IB Shares
- Evergreen Variable Annuity Trust - Class 2                     - Van Kampen Life Investment Trust - Class II
- Fidelity(R) Variable Insurance Products - Service Class 2      - Van Kampen Universal Funds, Inc.
- Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS
KEY TERMS                                                       3
THE CONTRACT IN BRIEF                                           4
EXPENSE SUMMARY                                                 6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                    38
FINANCIAL STATEMENTS                                           41
PERFORMANCE INFORMATION                                        42
THE VARIABLE ACCOUNT AND THE FUNDS                             43
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                           49
THE ONE-YEAR FIXED ACCOUNT                                     52
BUYING YOUR CONTRACT                                           53
CHARGES                                                        54
VALUING YOUR INVESTMENT                                        57
MAKING THE MOST OF YOUR CONTRACT                               58
WITHDRAWALS                                                    62
TSA - SPECIAL WITHDRAWAL PROVISIONS                            62
CHANGING OWNERSHIP                                             62
BENEFITS IN CASE OF DEATH                                      63
OPTIONAL BENEFITS                                              67
THE ANNUITY PAYOUT PERIOD                                      75
TAXES                                                          77
VOTING RIGHTS                                                  79
SUBSTITUTION OF INVESTMENTS                                    79
ABOUT THE SERVICE PROVIDERS                                    80
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE          81
DIRECTORS AND EXECUTIVE OFFICERS                               85
EXPERTS                                                        86
AMERICAN ENTERPRISE LIFE INSURANCE
   COMPANY FINANCIAL INFORMATION                               87
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                        103


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: This prospectus describes two contracts. The contract Option L offers a four year withdrawal charge schedule and fixed account interest rates that are equal to or higher than the rates offered on the contract Option C. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and offers fixed account interest rates that are equal to or less than the rates available on the contract Option L. The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under a contract. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 43)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 49)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and fixed account interest rates and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 53)

-  Minimum purchase payment:
     for Systematic Investment Plans:
         $50 initial payment.
         $50 for additional payments.
     for all other payment plans:
         $10,000 initial payment.
         $100 for additional payments.
-  Maximum total purchase payments (without prior approval):
         $1,000,000 for issue ages up to 85.
         $100,000 for issue ages 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPA and one-year fixed account transfers are subject to special restrictions. (p. 60)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including an IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences. Certain other restrictions apply to participants in TSAs. (p. 62)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 62)


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 63)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 67)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 75)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 77)

CHARGES: We assess certain charges in connection with your contract (p. 54):

-  $40 annual contract administrative charge;

- if you select the Benefit Protector(SM) Death Benefit Rider(1) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(1) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;

- if you select contract Option L, a four-year withdrawal charge schedule will apply;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-  the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):


                                                    VARIABLE ACCOUNT                 MORTALITY AND                 TOTAL VARIABLE
                                                  ADMINISTRATIVE CHARGE            EXPENSE RISK FEE               ACCOUNT EXPENSES
 IF YOU SELECT CONTRACT OPTION L AND:
            DEATH BENEFIT OPTION A(3)                    0.15%                          1.25%                          1.40%
            DEATH BENEFIT OPTION B(3)                    0.15                           1.35                           1.50
            DEATH BENEFIT OPTION C(3)                    0.15                           1.55                           1.70
 IF YOU SELECT CONTRACT OPTION C AND:
            DEATH BENEFIT OPTION A(3)                    0.15                           1.35                           1.50
            DEATH BENEFIT OPTION B(3)                    0.15                           1.45                           1.60
            DEATH BENEFIT OPTION C(3)                    0.15                           1.65                           1.80

(1) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select death benefit Option C. May not be available in all states.

(3) If you and the annuitant are 79 or younger at contract issue, you may select from either death benefit Option A, Option B or Option C. Death benefit Option C may not be available in all states. If you or the annuitant are 80 or older at contract issue death benefit Option A will apply.


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with each of these contracts.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of the amount withdrawn)

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.


         CONTRACT YEAR FOR CONTRACT OPTION L                 WITHDRAWAL CHARGE PERCENTAGE
                         1-2                                              8%
                         3                                                7
                         4                                                6
                         5 and later                                      0

A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" p. 40 and "The Annuity Payout Period -- Annuity payout plans" p. 61).

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                              $40*

* We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

BENEFIT PROTECTORSM DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                   0.25%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTORSM PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:         0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                                0.30%

(As a percentage of the GMIB benefit base charged annually at the contract anniversary. This is an optional expense.)

             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)

You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                   VARIABLE ACCOUNT                MORTALITY AND                  TOTAL VARIABLE
                                                 ADMINISTRATIVE CHARGE            EXPENSE RISK FEE               ACCOUNT EXPENSES
  IF YOU SELECT CONTRACT OPTION L AND:
      DEATH BENEFIT OPTION A                            0.15%                          1.25%                          1.40%
      DEATH BENEFIT OPTION B                            0.15                           1.35                           1.50
      DEATH BENEFIT OPTION C                            0.15                           1.55                           1.70
  IF YOU SELECT CONTRACT OPTION C AND:
      DEATH BENEFIT OPTION A                            0.15                           1.35                           1.50
      DEATH BENEFIT OPTION B                            0.15                           1.45                           1.60
      DEATH BENEFIT OPTION C                            0.15                           1.65                           1.80

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                      MANAGEMENT          12b-1           OTHER
                                                         FEES             FEES           EXPENSES        TOTAL
AXP(R) Variable Portfolio -
       Bond Fund                                          .60%             .13%             .07%          .80%(1)
       Cash Management Fund                               .51              .13              .04           .68(1)
       Diversified Equity Income Fund                     .55              .13              .23           .91(2)
       Equity Select Fund                                 .64              .13              .33          1.10(2)
       Federal Income Fund                                .61              .13              .10           .84(2)
       NEW DIMENSIONS FUND(R)                             .60              .13              .06              .79(1)
       Partners Small Cap Value Fund                     1.02              .13              .35          1.50(2)
AIM V.I.
       Basic Value Fund, Series II                        .63              .25              .57          1.45(3),(4)
       Capital Appreciation Fund, Series II               .61              .25              .24          1.10(3)
       Capital Development Fund, Series II                .75              .25              .41          1.41(3)
Alliance VP
       Growth and Income Portfolio (Class B)              .63              .25              .04           .92(5)
       Premier Growth Portfolio (Class B)                1.00              .25              .04          1.29(5)
       Technology Portfolio (Class B)                    1.00              .25              .08          1.33(5)
Evergreen VA
       Blue Chip Fund - Class 2                           .61              .25              .36          1.22(6)
       Capital Growth Fund - Class 2                      .64              .25              .24          1.13(6)
       Core Bond Fund - Class 2                           .32              .25              .30           .87(7)
       Equity Index Fund - Class 2                        .08              .25              .22           .55(6)
       Foundation Fund - Class 2                          .75              .25              .18          1.18(6)
       Fund - Class 2                                     .75              .25              .20          1.20(6)
       Global Leaders Fund - Class 2                      .72              .25              .28          1.25(6)
       Growth Fund - Class 2                              .70              .25              .20          1.15(6)
       Growth and Income Fund - Class 2                   .75              .25              .20          1.20(6)
       High Income Fund - Class 2                         .49              .25              .52          1.26(6)
       International Growth Fund - Class 2                .03              .25              .98          1.26(6)
       Masters Fund - Class 2                             .81              .25              .19          1.25(6)
       Omega Fund - Class 2                               .52              .25              .20           .97(6)


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)


                                                                          MANAGEMENT      12b-1     OTHER
                                                                             FEES         FEES     EXPENSES     TOTAL
Evergreen VA (continued)
       Small Cap Value Fund - Class 2                                         .80%         .25%       .20%      1.25%(6)
       Special Equity Fund - Class 2                                          .80          .25        .23       1.28(6)
       Strategic Income Fund - Class 2                                        .51          .25        .30       1.06(6)
Fidelity(R) VIP
       Contrafund(R) Portfolio Service Class 2                                .58          .25        .11        .94(8)
       Growth Portfolio Service Class 2                                       .58          .25        .10        .93(8)
       Mid Cap Portfolio Service Class 2                                      .58          .25        .11        .94(8)
FTVIPT
       Franklin Small Cap Value Securities Fund - Class 2                     .57          .25        .20       1.02(9),(10)
       Mutual Shares Securities Fund - Class 2                                .60          .25        .19       1.04(9)
       Templeton Foreign Securities Fund - Class 2                            .68          .25        .22       1.15(9),(10),(11)
MFS(R)
       New Discovery Series - Service Class                                   .90          .25        .16       1.31(12),(13),(14)
       Total Return Series - Service Class                                    .75          .25        .14       1.14(12),(13)
       Utilities Series - Service Class                                       .75          .25        .18       1.18(12),(13)
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA, Service Shares                           .64          .25        .02        .91(15)
       Global Securities Fund/VA, Service Shares                              .64          .25        .06        .95(15)
       Main Street Small Cap Fund/VA, Service Shares                          .75          .25        .29       1.29(15)
       Strategic Bond Fund/VA, Service Shares                                 .74          .25        .03       1.02(15)
Putnam Variable Trust
       Putnam VT Growth and Income Fund - Class IB Shares                     .46          .25        .05        .76(16)
       Putnam VT Health Sciences Fund - Class IB Shares                       .70          .25        .09       1.04(16)
       Putnam VT International Growth Fund - Class IB Shares                  .76          .25        .18       1.19(16)
Van Kampen
       Life Investment Trust Comstock Portfolio Class II Shares               .60          .25        .21       1.06(5)
       Life Investment Trust Growth and Income Portfolio Class II Shares      .60          .25        .15       1.00(5)
       UIF U.S. Real Estate Portfolio                                         .75           --        .35       1.10(17)


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund and 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Advantage Fund.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.

(5) Figures in "Management fees," "12b-1 fees." "Other expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2001.

(6) The fund's expense figures are based on actual expenses for the fiscal year ended December 31, 2001. The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.32% and 0.79% for Evergreen VA Equity Index Fund - Class 2, 0.87% and 1.40% for Evergreen VA Global Leaders Fund - Class 2, 0.70% and 1.47% for Evergreen VA High Income Fund - Class 2, 0.66% and 1.89% for Evergreen VA International Growth Fund - Class 2, 0.87% and 1.31% for Evergreen VA Masters Fund - Class 2, 0.87% and 1.32% for Evergreen VA Small Cap Value Fund - Class 2 and 0.92% and 1.40% for Evergreen VA Special Equity Fund - Class 2. Including waivers and/or 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.80% and 1.29% for Evergreen VA Capital Growth Fund - Class 2.

(7)  These expenses are estimated for the fiscal year ending Dec. 31, 2002.

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(9) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements, "Management fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(12) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.

(14) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(15) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.

(16) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(17) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent the total operating expenses exceed 1.10% for U.S. Real Estate. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management fees," "Other expenses," and "Total" would have been 0.80%, 0.35% and 1.15% for U.S. Real Estate. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination for both contract Option L and contract Option C. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.
For contract Option L, under each fund you will find an example showing:

1) death benefit Option A with no optional riders,

2) death benefit Option A with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),

3) death benefit Option A with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),

4) death benefit Option B with no optional riders,

5) death benefit Option B with selection of the optional BP Rider,

6) death benefit Option B with selection of the optional BPP Rider,

7) death benefit Option C with no optional riders,

8) death benefit Option C with selection of the optional Guaranteed Minimum Income Benefit Rider (GMIB).

We follow the expenses for contract Option L with the expenses for contract Option C. Keep in mind that contract Option C carries no withdrawal charges.

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and...



                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                  $104.90   $145.91   $119.94   $257.16
       optional BP                                             107.25    153.04    132.79    282.82
       optional BPP                                            108.67    157.30    140.43    297.92
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                   103.77    142.47    113.72    244.61
       optional BP                                             106.12    149.62    126.64    270.58
       optional BPP                                            107.54    153.89    134.32    285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                   105.93    149.05    125.61    268.53
       optional BP                                             108.29    156.17    138.40    293.92
       optional BPP                                            109.71    160.42    146.01    308.85
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                   107.73    154.46    135.34    287.88
       optional BP                                             110.08    161.55    148.03    312.79
       optional BPP                                            111.50    165.79    155.58    327.44
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                   105.27    147.05    122.00    261.31
       optional BP                                             107.63    154.18    134.83    286.87
       optional BPP                                            109.05    158.44    142.46    301.91
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                   104.80    145.62    119.42    256.12
       optional BP                                             107.16    152.76    132.28    281.81
       optional BPP                                            108.57    157.02    139.92    296.92
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                   111.50    165.79    155.58    327.44
       optional BP                                             113.86    172.82    168.05    351.38
       optional BPP                                            115.27    177.02    175.47    365.45


                                                              NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                             PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                     $22.71   $ 70.02   $119.94   $257.16
       optional BP                                                25.28     77.72    132.79    282.82
       optional BPP                                               26.81     82.32    140.43    297.92
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                      21.48     66.31    113.72    244.61
       optional BP                                                24.05     74.03    126.64    270.58
       optional BPP                                               25.58     78.64    134.32    285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                      23.84     73.41    125.61    268.53
       optional BP                                                26.40     81.10    138.40    293.92
       optional BPP                                               27.94     85.69    146.01    308.85
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                      25.79     79.26    135.34    287.88
       optional BP                                                28.35     86.91    148.03    312.79
       optional BPP                                               29.89     91.48    155.58    327.44
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                      23.12     71.25    122.00    261.31
       optional BP                                                25.69     78.95    134.83    286.87
       optional BPP                                               27.22     83.55    142.46    301.91
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                      22.61     69.71    119.42    256.12
       optional BP                                                25.17     77.41    132.28    281.81
       optional BPP                                               26.71     82.02    139.92    296.92
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                      29.89     91.48    155.58    327.44
       optional BP                                                32.45     99.07    168.05    351.38
       optional BPP                                               33.99    103.61    175.47    365.45


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ... (continued)




                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                  $111.03   $164.38   $153.07   $322.58
       optional BP                                             113.38    171.42    165.57    346.64
       optional BPP                                            114.80    175.63    173.01    360.79
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                   107.73    154.46    135.34    287.88
       optional BP                                             110.08    161.55    148.03    312.79
       optional BPP                                            111.50    165.79    155.58    327.44
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                   110.65    163.25    151.05    318.68
       optional BP                                             113.01    170.30    163.58    342.83
       optional BPP                                            114.42    174.51    171.03    357.03
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                   106.03    149.34    126.12    269.56
       optional BP                                             108.39    156.45    138.91    294.92
       optional BPP                                            109.80    160.71    146.51    309.83
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                   109.52    159.86    145.00    306.87
       optional BP                                             111.88    166.92    157.58    331.31
       optional BPP                                            113.29    171.14    165.07    345.69
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                   109.89    160.99    147.02    310.82
       optional BP                                             112.25    168.05    159.58    335.17
       optional BPP                                            113.67    172.26    167.06    349.49
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                   108.86    157.87    141.45    299.91
       optional BP                                             111.22    164.94    154.07    324.53
       optional BPP                                            112.63    169.17    161.58    339.01
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                   108.01    155.32    136.87    290.90
       optional BP                                             110.37    162.40    149.54    315.74
       optional BPP                                            111.78    166.64    157.08    330.35
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                   105.56    147.91    123.55    264.41
       optional BP                                             107.91    155.03    136.36    289.90
       optional BPP                                            109.33    159.29    143.98    304.89
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                   102.54    138.73    106.95    230.85
       optional BP                                             104.90    145.91    119.94    257.16
       optional BPP                                            106.31    150.19    127.66    272.63


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                      $29.38   $ 89.96   $153.07   $322.58
       optional BP                                                 31.94     97.56    165.57    346.64
       optional BPP                                                33.48    102.10    173.01    360.79
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                       25.79     79.26    135.34    287.88
       optional BP                                                 28.35     86.91    148.03    312.79
       optional BPP                                                29.89     91.48    155.58    327.44
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                       28.97     88.74    151.05    318.68
       optional BP                                                 31.53     96.34    163.58    342.83
       optional BPP                                                33.07    100.89    171.03    357.03
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                       23.94     73.72    126.12    269.56
       optional BP                                                 26.51     81.40    138.91    294.92
       optional BPP                                                28.04     85.99    146.51    309.83
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                       27.74     85.08    145.00    306.87
       optional BP                                                 30.30     92.70    157.58    331.31
       optional BPP                                                31.84     97.25    165.07    345.69
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                       28.15     86.30    147.02    310.82
       optional BP                                                 30.71     93.92    159.58    335.17
       optional BPP                                                32.25     98.47    167.06    349.49
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                       27.02     82.93    141.45    299.91
       optional BP                                                 29.58     90.57    154.07    324.53
       optional BPP                                                31.12     95.13    161.58    339.01
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                       26.10     80.18    136.87    290.90
       optional BP                                                 28.66     87.82    149.54    315.74
       optional BPP                                                30.20     92.40    157.08    330.35
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                       23.43     72.18    123.55    264.41
       optional BP                                                 25.99     79.87    136.36    289.90
       optional BPP                                                27.53     84.46    143.98    304.89
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                       20.15     62.28    106.95    230.85
       optional BP                                                 22.71     70.02    119.94    257.16
       optional BPP                                                24.25     74.64    127.66    272.63


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                  $108.48   $156.74   $139.42   $295.92
       optional BP                                             110.84    163.82    152.06    320.63
       optional BPP                                            112.25    168.05    159.58    335.17
Evergreen VA Fund - Class 2
       base contract with no optional riders                   108.67    157.30    140.43    297.92
       optional BP                                             111.03    164.38    153.07    322.58
       optional BPP                                            112.44    168.61    160.58    337.09
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                   109.14    158.72    142.97    302.90
       optional BP                                             111.50    165.79    155.58    327.44
       optional BPP                                            112.91    170.01    163.08    341.88
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                   108.20    155.88    137.89    292.91
       optional BP                                             110.55    162.97    150.55    317.70
       optional BPP                                            111.97    167.20    158.08    332.28
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                   108.67    157.30    140.43    297.92
       optional BP                                             111.03    164.38    153.07    322.58
       optional BPP                                            112.44    168.61    160.58    337.09
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                   109.23    159.01    143.48    303.89
       optional BP                                             111.59    166.07    156.08    328.41
       optional BPP                                            113.01    170.30    163.58    342.83
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                   109.23    159.01    143.48    303.89
       optional BP                                             111.59    166.07    156.08    328.41
       optional BPP                                            113.01    170.30    163.58    342.83
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                   109.14    158.72    142.97    302.90
       optional BP                                             111.50    165.79    155.58    327.44
       optional BPP                                            112.91    170.01    163.08    341.88
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                   106.50    150.76    128.69    274.68
       optional BP                                             108.86    157.87    141.45    299.91
       optional BPP                                            110.27    162.12    149.04    314.76
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                   109.14    158.72    142.97    302.90
       optional BP                                             111.50    165.79    155.58    327.44
       optional BPP                                            112.91    170.01    163.08    341.88


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                      $26.61    $81.71   $139.42   $295.92
       optional BP                                                 29.17     89.35    152.06    320.63
       optional BPP                                                30.71     93.92    159.58    335.17
Evergreen VA Fund - Class 2
       base contract with no optional riders                       26.81     82.32    140.43    297.92
       optional BP                                                 29.38     89.96    153.07    322.58
       optional BPP                                                30.91     94.52    160.58    337.09
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                       27.33     83.85    142.97    302.90
       optional BP                                                 29.89     91.48    155.58    327.44
       optional BPP                                                31.43     96.04    163.08    341.88
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                       26.30     80.79    137.89    292.91
       optional BP                                                 28.86     88.44    150.55    317.70
       optional BPP                                                30.40     93.00    158.08    332.28
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                       26.81     82.32    140.43    297.92
       optional BP                                                 29.38     89.96    153.07    322.58
       optional BPP                                                30.91     94.52    160.58    337.09
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                       27.43     84.16    143.48    303.89
       optional BP                                                 29.99     91.79    156.08    328.41
       optional BPP                                                31.53     96.34    163.58    342.83
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                       27.43     84.16    143.48    303.89
       optional BP                                                 29.99     91.79    156.08    328.41
       optional BPP                                                31.53     96.34    163.58    342.83
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                       27.33     83.85    142.97    302.90
       optional BP                                                 29.89     91.48    155.58    327.44
       optional BPP                                                31.43     96.04    163.08    341.88
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                       24.46     75.26    128.69    274.68
       optional BP                                                 27.02     82.93    141.45    299.91
       optional BPP                                                28.56     87.52    149.04    314.76
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                       27.33     83.85    142.97    302.90
       optional BP                                                 29.89     91.48    155.58    327.44
       optional BPP                                                31.43     96.04    163.08    341.88


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                  $109.42   $159.57   $144.49   $305.88
       optional BP                                             111.78    166.64    157.08    330.35
       optional BPP                                            113.20    170.86    164.57    344.74
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                   107.35    153.33    133.30    283.84
       optional BP                                             109.71    160.42    146.01    308.85
       optional BPP                                            111.12    164.66    153.57    323.56
Fidelity(R) VIP Contrafund(R)Portfolio Service Class 2
       base contract with no optional riders                   106.22    149.91    127.15    271.61
       optional BP                                             108.57    157.02    139.92    296.92
       optional BPP                                            109.99    161.27    147.52    311.81
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                   106.12    149.62    126.64    270.58
       optional BP                                             108.48    156.74    139.42    295.92
       optional BPP                                            109.89    160.99    147.02    310.82
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                   106.22    149.91    127.15    271.61
       optional BP                                             108.57    157.02    139.92    296.92
       optional BPP                                            109.99    161.27    147.52    311.81
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                   106.97    152.19    131.25    279.78
       optional BP                                             109.33    159.29    143.98    304.89
       optional BPP                                            110.74    163.53    151.56    319.66
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                   107.16    152.76    132.28    281.81
       optional BP                                             109.52    159.86    145.00    306.87
       optional BPP                                            110.93    164.10    152.56    321.61
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                   108.20    155.88    137.89    292.91
       optional BP                                             110.55    162.97    150.55    317.70
       optional BPP                                            111.97    167.20    158.08    332.28
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                   109.71    160.42    146.01    308.85
       optional BP                                             112.06    167.48    158.58    333.24
       optional BPP                                            113.48    171.70    166.07    347.59
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                   108.10    155.60    137.38    291.91
       optional BP                                             110.46    162.69    150.05    316.72
       optional BPP                                            111.88    166.92    157.58    331.31


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                      $27.63    $84.77   $144.49   $305.88
       optional BP                                                 30.20     92.40    157.08    330.35
       optional BPP                                                31.73     96.95    164.57    344.74
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                       25.38     78.03    133.30    283.84
       optional BP                                                 27.94     85.69    146.01    308.85
       optional BPP                                                29.48     90.26    153.57    323.56
Fidelity(R) VIP Contrafund(R)Portfolio Service Class 2
       base contract with no optional riders                       24.15     74.34    127.15    271.61
       optional BP                                                 26.71     82.02    139.92    296.92
       optional BPP                                                28.25     86.60    147.52    311.81
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                       24.05     74.03    126.64    270.58
       optional BP                                                 26.61     81.71    139.42    295.92
       optional BPP                                                28.15     86.30    147.02    310.82
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                       24.15     74.34    127.15    271.61
       optional BP                                                 26.71     82.02    139.92    296.92
       optional BPP                                                28.25     86.60    147.52    311.81
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                       24.97     76.80    131.25    279.78
       optional BP                                                 27.53     84.46    143.98    304.89
       optional BPP                                                29.07     89.05    151.56    319.66
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                       25.17     77.41    132.28    281.81
       optional BP                                                 27.74     85.08    145.00    306.87
       optional BPP                                                29.27     89.65    152.56    321.61
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                       26.30     80.79    137.89    292.91
       optional BP                                                 28.86     88.44    150.55    317.70
       optional BPP                                                30.40     93.00    158.08    332.28
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                       27.94     85.69    146.01    308.85
       optional BP                                                 30.50     93.31    158.58    333.24
       optional BPP                                                32.04     97.86    166.07    347.59
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                       26.20     80.48    137.38    291.91
       optional BP                                                 28.76     88.13    150.05    316.72
       optional BPP                                                30.30     92.70    157.58    331.31


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option A and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                  $108.48   $156.74   $139.42   $295.92
       optional BP                                             110.84    163.82    152.06    320.63
       optional BPP                                            112.25    168.05    159.58    335.17
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                   105.93    149.05    125.61    268.53
       optional BP                                             108.29    156.17    138.40    293.92
       optional BPP                                            109.71    160.42    146.01    308.85
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                   106.31    150.19    127.66    272.63
       optional BP                                             108.67    157.30    140.43    297.92
       optional BPP                                            110.08    161.55    148.03    312.79
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                   109.52    159.86    145.00    306.87
       optional BP                                             111.88    166.92    157.58    331.31
       optional BPP                                            113.29    171.14    165.07    345.69
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                   106.97    152.19    131.25    279.78
       optional BP                                             109.33    159.29    143.98    304.89
       optional BPP                                            110.74    163.53    151.56    319.66
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                   104.52    144.76    117.87    252.99
       optional BP                                             106.88    151.90    130.74    278.76
       optional BPP                                            108.29    156.17    138.40    293.92
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                   107.16    152.76    132.28    281.81
       optional BP                                             109.52    159.86    145.00    306.87
       optional BPP                                            110.93    164.10    152.56    321.61
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                   108.57    157.02    139.92    296.92
       optional BP                                             110.93    164.10    152.56    321.61
       optional BPP                                            112.35    168.33    160.08    336.13
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                   107.35    153.33    133.30    283.84
       optional BP                                             109.71    160.42    146.01    308.85
       optional BPP                                            111.12    164.66    153.57    323.56
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                   106.78    151.62    130.23    277.74
       optional BP                                             109.14    158.72    142.97    302.90
       optional BPP                                            110.55    162.97    150.55    317.70
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                   107.73    154.46    135.34    287.88
       optional BP                                             110.08    161.55    148.03    312.79
       optional BPP                                            111.50    165.79    155.58    327.44


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                      $26.61    $81.71   $139.42   $295.92
       optional BP                                                 29.17     89.35    152.06    320.63
       optional BPP                                                30.71     93.92    159.58    335.17
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                       23.84     73.41    125.61    268.53
       optional BP                                                 26.40     81.10    138.40    293.92
       optional BPP                                                27.94     85.69    146.01    308.85
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                       24.25     74.64    127.66    272.63
       optional BP                                                 26.81     82.32    140.43    297.92
       optional BPP                                                28.35     86.91    148.03    312.79
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                       27.74     85.08    145.00    306.87
       optional BP                                                 30.30     92.70    157.58    331.31
       optional BPP                                                31.84     97.25    165.07    345.69
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                       24.97     76.80    131.25    279.78
       optional BP                                                 27.53     84.46    143.98    304.89
       optional BPP                                                29.07     89.05    151.56    319.66
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                       22.30     68.78    117.87    252.99
       optional BP                                                 24.87     76.49    130.74    278.76
       optional BPP                                                26.40     81.10    138.40    293.92
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                       25.17     77.41    132.28    281.81
       optional BP                                                 27.74     85.08    145.00    306.87
       optional BPP                                                29.27     89.65    152.56    321.61
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                       26.71     82.02    139.92    296.92
       optional BP                                                 29.27     89.65    152.56    321.61
       optional BPP                                                30.81     94.22    160.08    336.13
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                       25.38     78.03    133.30    283.84
       optional BP                                                 27.94     85.69    146.01    308.85
       optional BPP                                                29.48     90.26    153.57    323.56
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                       24.76     76.18    130.23    277.74
       optional BP                                                 27.33     83.85    142.97    302.90
       optional BPP                                                28.86     88.44    150.55    317.70
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                       25.79     79.26    135.34    287.88
       optional BP                                                 28.35     86.91    148.03    312.79
       optional BPP                                                29.89     91.48    155.58    327.44


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ...


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                  $105.84   $148.76   $125.10   $267.50
       optional BP                                             108.20    155.88    137.89    292.91
       optional BPP                                            109.61    160.14    145.50    307.86
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                   104.71    145.33    118.91    255.08
       optional BP                                             107.07    152.47    131.77    280.79
       optional BPP                                            108.48    156.74    139.42    295.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                   106.88    151.90    130.74    278.76
       optional BP                                             109.23    159.01    143.48    303.89
       optional BPP                                            110.65    163.25    151.05    318.68
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                   108.67    157.30    140.43    297.92
       optional BP                                             111.03    164.38    153.07    322.58
       optional BPP                                            112.44    168.61    160.58    337.09
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                   106.22    149.91    127.15    271.61
       optional BP                                             108.57    157.02    139.92    296.92
       optional BPP                                            109.99    161.27    147.52    311.81
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                   105.75    148.48    124.58    266.47
       optional BP                                             108.10    155.60    137.38    291.91
       optional BPP                                            109.52    159.86    145.00    306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                   112.44    168.61    160.58    337.09
       optional BP                                             114.80    175.63    173.01    360.79
       optional BPP                                            116.21    179.82    180.40    374.72
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                   111.97    167.20    158.08    332.28
       optional BP                                             114.33    174.23    170.53    356.09
       optional BPP                                            115.74    178.42    177.94    370.10
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                   108.67    157.30    140.43    297.92
       optional BP                                             111.03    164.38    153.07    322.58
       optional BPP                                            112.44    168.61    160.58    337.09
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                   111.59    166.07    156.08    328.41
       optional BP                                             113.95    173.10    168.55    352.32
       optional BPP                                            115.36    177.30    175.97    366.39


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                      $23.74   $ 73.10   $125.10   $267.50
       optional BP                                                 26.30     80.79    137.89    292.91
       optional BPP                                                27.84     85.38    145.50    307.86
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                       22.51     69.40    118.91    255.08
       optional BP                                                 25.07     77.11    131.77    280.79
       optional BPP                                                26.61     81.71    139.42    295.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                       24.87     76.49    130.74    278.76
       optional BP                                                 27.43     84.16    143.48    303.89
       optional BPP                                                28.97     88.74    151.05    318.68
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                       26.81     82.32    140.43    297.92
       optional BP                                                 29.38     89.96    153.07    322.58
       optional BPP                                                30.91     94.52    160.58    337.09
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                       24.15     74.34    127.15    271.61
       optional BP                                                 26.71     82.02    139.92    296.92
       optional BPP                                                28.25     86.60    147.52    311.81
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                       23.64     72.80    124.58    266.47
       optional BP                                                 26.20     80.48    137.38    291.91
       optional BPP                                                27.74     85.08    145.00    306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                       30.91     94.52    160.58    337.09
       optional BP                                                 33.48    102.10    173.01    360.79
       optional BPP                                                35.01    106.62    180.40    374.72
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                       30.40     93.00    158.08    332.28
       optional BP                                                 32.96    100.59    170.53    356.09
       optional BPP                                                34.50    105.12    177.94    370.10
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                       26.81     82.32    140.43    297.92
       optional BP                                                 29.38     89.96    153.07    322.58
       optional BPP                                                30.91     94.52    160.58    337.09
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                       29.99     91.79    156.08    328.41
       optional BP                                                 32.55     99.38    168.55    352.32
       optional BPP                                                34.09    103.91    175.97    366.39



             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                  $106.97   $152.19   $131.25   $279.78
       optional BP                                             109.33    159.29    143.98    304.89
       optional BPP                                            110.74    163.53    151.56    319.66
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                   110.46    162.69    150.05    316.72
       optional BP                                             112.82    169.73    162.58    340.92
       optional BPP                                            114.23    173.94    170.04    355.15
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                   110.84    163.82    152.06    320.63
       optional BP                                             113.20    170.86    164.57    344.74
       optional BPP                                            114.61    175.07    172.02    358.91
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                   109.80    160.71    146.51    309.83
       optional BP                                             112.16    167.76    159.08    334.20
       optional BPP                                            113.57    171.98    166.56    348.54
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                   108.95    158.16    141.96    300.91
       optional BP                                             111.31    165.23    154.57    325.50
       optional BPP                                            112.72    169.45    162.08    339.96
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                   106.50    150.76    128.69    274.68
       optional BP                                             108.86    157.87    141.45    299.91
       optional BPP                                            110.27    162.12    149.04    314.76
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                   103.48    141.61    112.16    241.45
       optional BP                                             105.84    148.76    125.10    267.50
       optional BPP                                            107.25    153.04    132.79    282.82
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                   109.42    159.57    144.49    305.88
       optional BP                                             111.78    166.64    157.08    330.35
       optional BPP                                            113.20    170.86    164.57    344.74
Evergreen VA Fund - Class 2
       base contract with no optional riders                   109.61    160.14    145.50    307.86
       optional BP                                             111.97    167.20    158.08    332.28
       optional BPP                                            113.38    171.42    165.57    346.64
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                   110.08    161.55    148.03    312.79
       optional BP                                             112.44    168.61    160.58    337.09
       optional BPP                                            113.86    172.82    168.05    351.38


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                      $24.97   $ 76.80   $131.25   $279.78
       optional BP                                                 27.53     84.46    143.98    304.89
       optional BPP                                                29.07     89.05    151.56    319.66
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                       28.76     88.13    150.05    316.72
       optional BP                                                 31.32     95.74    162.58    340.92
       optional BPP                                                32.86    100.28    170.04    355.15
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                       29.17     89.35    152.06    320.63
       optional BP                                                 31.73     96.95    164.57    344.74
       optional BPP                                                33.27    101.49    172.02    358.91
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                       28.04     85.99    146.51    309.83
       optional BP                                                 30.61     93.61    159.08    334.20
       optional BPP                                                32.14     98.16    166.56    348.54
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                       27.12     83.24    141.96    300.91
       optional BP                                                 29.68     90.87    154.57    325.50
       optional BPP                                                31.22     95.43    162.08    339.96
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                       24.46     75.26    128.69    274.68
       optional BP                                                 27.02     82.93    141.45    299.91
       optional BPP                                                28.56     87.52    149.04    314.76
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                       21.18     65.38    112.16    241.45
       optional BP                                                 23.74     73.10    125.10    267.50
       optional BPP                                                25.28     77.72    132.79    282.82
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                       27.63     84.77    144.49    305.88
       optional BP                                                 30.20     92.40    157.08    330.35
       optional BPP                                                31.73     96.95    164.57    344.74
Evergreen VA Fund - Class 2
       base contract with no optional riders                       27.84     85.38    145.50    307.86
       optional BP                                                 30.40     93.00    158.08    332.28
       optional BPP                                                31.94     97.56    165.57    346.64
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                       28.35     86.91    148.03    312.79
       optional BP                                                 30.91     94.52    160.58    337.09
       optional BPP                                                32.45     99.07    168.05    351.38



             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                  $109.14   $158.72   $142.97   $302.90
       optional BP                                             111.50    165.79    155.58    327.44
       optional BPP                                            112.91    170.01    163.08    341.88
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                   109.61    160.14    145.50    307.86
       optional BP                                             111.97    167.20    158.08    332.28
       optional BPP                                            113.38    171.42    165.57    346.64
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                   110.18    161.84    148.53    313.77
       optional BP                                             112.54    168.89    161.08    338.05
       optional BPP                                            113.95    173.10    168.55    352.32
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                   110.18    161.84    148.53    313.77
       optional BP                                             112.54    168.89    161.08    338.05
       optional BPP                                            113.95    173.10    168.55    352.32
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                   110.08    161.55    148.03    312.79
       optional BP                                             112.44    168.61    160.58    337.09
       optional BPP                                            113.86    172.82    168.05    351.38
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                   107.44    153.61    133.81    284.85
       optional BP                                             109.80    160.71    146.51    309.83
       optional BPP                                            111.22    164.94    154.07    324.53
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                   110.08    161.55    148.03    312.79
       optional BP                                             112.44    168.61    160.58    337.09
       optional BPP                                            113.86    172.82    168.05    351.38
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                   110.37    162.40    149.54    315.74
       optional BP                                             112.72    169.45    162.08    339.96
       optional BPP                                            114.14    173.66    169.54    354.21
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                   108.29    156.17    138.40    293.92
       optional BP                                             110.65    163.25    151.05    318.68
       optional BPP                                            112.06    167.48    158.58    333.24
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
       base contract with no optional riders                   107.16    152.76    132.28    281.81
       optional BP                                             109.52    159.86    145.00    306.87
       optional BPP                                            110.93    164.10    152.56    321.61


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                      $27.84    $85.38   $145.50   $307.86
       optional BP                                                 30.40     93.00    158.08    332.28
       optional BPP                                                31.94     97.56    165.57    346.64
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                       27.33     83.85    142.97    302.90
       optional BP                                                 29.89     91.48    155.58    327.44
       optional BPP                                                31.43     96.04    163.08    341.88
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                       28.45     87.21    148.53    313.77
       optional BP                                                 31.02     94.83    161.08    338.05
       optional BPP                                                32.55     99.38    168.55    352.32
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                       28.45     87.21    148.53    313.77
       optional BP                                                 31.02     94.83    161.08    338.05
       optional BPP                                                32.55     99.38    168.55    352.32
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                       28.35     86.91    148.03    312.79
       optional BP                                                 30.91     94.52    160.58    337.09
       optional BPP                                                32.45     99.07    168.05    351.38
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                       25.48     78.33    133.81    284.85
       optional BP                                                 28.04     85.99    146.51    309.83
       optional BPP                                                29.58     90.57    154.07    324.53
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                       28.35     86.91    148.03    312.79
       optional BP                                                 30.91     94.52    160.58    337.09
       optional BPP                                                32.45     99.07    168.05    351.38
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                       28.66     87.82    149.54    315.74
       optional BP                                                 31.22     95.43    162.08    339.96
       optional BPP                                                32.76     99.98    169.54    354.21
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                       26.40     81.10    138.40    293.92
       optional BP                                                 28.97     88.74    151.05    318.68
       optional BPP                                                30.50     93.31    158.58    333.24
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
       base contract with no optional riders                       25.17     77.41    132.28    281.81
       optional BP                                                 27.74     85.08    145.00    306.87
       optional BPP                                                29.27     89.65    152.56    321.61


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                  $107.07   $152.47   $131.77   $280.79
       optional BP                                             109.42    159.57    144.49    305.88
       optional BPP                                            110.84    163.82    152.06    320.63
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                   107.16    152.76    132.28    281.81
       optional BP                                             109.52    159.86    145.00    306.87
       optional BPP                                            110.93    164.10    152.56    321.61
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                   107.91    155.03    136.36    289.90
       optional BP                                             110.27    162.12    149.04    314.76
       optional BPP                                            111.69    166.36    156.58    329.38
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                   108.10    155.60    137.38    291.91
       optional BP                                             110.46    162.69    150.05    316.72
       optional BPP                                            111.88    166.92    157.58    331.31
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                   109.14    158.72    142.97    302.90
       optional BP                                             111.50    165.79    155.58    327.44
       optional BPP                                            112.91    170.01    163.08    341.88
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                   110.65    163.25    151.05    318.68
       optional BP                                             113.01    170.30    163.58    342.83
       optional BPP                                            114.42    174.51    171.03    357.03
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                   109.05    158.44    142.46    301.91
       optional BP                                             111.40    165.51    155.08    326.47
       optional BPP                                            112.82    169.73    162.58    340.92
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                   109.42    159.57    144.49    305.88
       optional BP                                             111.78    166.64    157.08    330.35
       optional BPP                                            113.20    170.86    164.57    344.74
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                   106.88    151.90    130.74    278.76
       optional BP                                             109.23    159.01    143.48    303.89
       optional BPP                                            110.65    163.25    151.05    318.68
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                   107.25    153.04    132.79    282.82
       optional BP                                             109.61    160.14    145.50    307.86
       optional BPP                                            111.03    164.38    153.07    322.58


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                      $25.07   $ 77.11   $131.77   $280.79
       optional BP                                                 27.63     84.77    144.49    305.88
       optional BPP                                                29.17     89.35    152.06    320.63
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                       25.17     77.41    132.28    281.81
       optional BP                                                 27.74     85.08    145.00    306.87
       optional BPP                                                29.27     89.65    152.56    321.61
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                       25.99     79.87    136.36    289.90
       optional BP                                                 28.56     87.52    149.04    314.76
       optional BPP                                                30.09     92.09    156.58    329.38
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                       26.20     80.48    137.38    291.91
       optional BP                                                 28.76     88.13    150.05    316.72
       optional BPP                                                30.30     92.70    157.58    331.31
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                       27.33     83.85    142.97    302.90
       optional BP                                                 29.89     91.48    155.58    327.44
       optional BPP                                                31.43     96.04    163.08    341.88
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                       28.97     88.74    151.05    318.68
       optional BP                                                 31.53     96.34    163.58    342.83
       optional BPP                                                33.07    100.89    171.03    357.03
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                       27.22     83.55    142.46    301.91
       optional BP                                                 29.79     91.18    155.08    326.47
       optional BPP                                                31.32     95.74    162.58    340.92
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                       27.63     84.77    144.49    305.88
       optional BP                                                 30.20     92.40    157.08    330.35
       optional BPP                                                31.73     96.95    164.57    344.74
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                       24.87     76.49    130.74    278.76
       optional BP                                                 27.43     84.16    143.48    303.89
       optional BPP                                                28.97     88.74    151.05    318.68
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                       25.28     77.72    132.79    282.82
       optional BP                                                 27.84     85.38    145.50    307.86
       optional BPP                                                29.38     89.96    153.07    322.58


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                  $110.46   $162.69   $150.05   $316.72
       optional BP                                             112.82    169.73    162.58    340.92
       optional BPP                                            114.23    173.94    170.04    355.15
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                   107.91    155.03    136.36    289.90
       optional BP                                             110.27    162.12    149.04    314.76
       optional BPP                                            111.69    166.36    156.58    329.38
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                   105.46    147.62    123.04    263.38
       optional BP                                             107.82    154.75    135.85    288.89
       optional BPP                                            109.23    159.01    143.48    303.89
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                   108.10    155.60    137.38    291.91
       optional BP                                             110.46    162.69    150.05    316.72
       optional BPP                                            111.88    166.92    157.58    331.31
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                   109.52    159.86    145.00    306.87
       optional BP                                             111.88    166.92    157.58    331.31
       optional BPP                                            113.29    171.14    165.07    345.69
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                   108.29    156.17    138.40    293.92
       optional BP                                             110.65    163.25    151.05    318.68
       optional BPP                                            112.06    167.48    158.58    333.24
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                   107.73    154.46    135.34    287.88
       optional BP                                             110.08    161.55    148.03    312.79
       optional BPP                                            111.50    165.79    155.58    327.44
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                   108.67    157.30    140.43    297.92
       optional BP                                             111.03    164.38    153.07    322.58
       optional BPP                                            112.44    168.61    160.58    337.09


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                      $28.76   $ 88.13   $150.05   $316.72
       optional BP                                                 31.32     95.74    162.58    340.92
       optional BPP                                                32.86    100.28    170.04    355.15
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                       25.99     79.87    136.36    289.90
       optional BP                                                 28.56     87.52    149.04    314.76
       optional BPP                                                30.09     92.09    156.58    329.38
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                       23.33     71.87    123.04    263.38
       optional BP                                                 25.89     79.56    135.85    288.89
       optional BPP                                                27.43     84.16    143.48    303.89
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                       26.20     80.48    137.38    291.91
       optional BP                                                 28.76     88.13    150.05    316.72
       optional BPP                                                30.30     92.70    157.58    331.31
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                       27.74     85.08    145.00    306.87
       optional BP                                                 30.30     92.70    157.58    331.31
       optional BPP                                                31.84     97.25    165.07    345.69
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                       26.40     81.10    138.40    293.92
       optional BP                                                 28.97     88.74    151.05    318.68
       optional BPP                                                30.50     93.31    158.58    333.24
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                       25.79     79.26    135.34    287.88
       optional BP                                                 28.35     86.91    148.03    312.79
       optional BPP                                                29.89     91.48    155.58    327.44
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                       26.81     82.32    140.43    297.92
       optional BP                                                 29.38     89.96    153.07    322.58
       optional BPP                                                30.91     94.52    160.58    337.09


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option C and assuming a 5% annual return and ...


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                  $107.73   $154.46   $135.34   $287.88
       optional GMIB                                           113.77    173.36    159.35    352.73
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                   106.59    151.05    129.20    275.70
       optional GMIB                                           112.64    169.96    153.25    340.75
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                   108.76    157.59    140.94    298.92
       optional GMIB                                           114.81    176.48    164.91    363.59
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                   110.55    162.97    150.55    317.70
       optional GMIB                                           116.60    181.84    174.46    382.06
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                   108.10    155.60    137.38    291.91
       optional GMIB                                           114.15    174.50    161.37    356.69
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                   107.63    154.18    134.83    286.87
       optional GMIB                                           113.68    173.08    158.84    351.74
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                   114.33    174.23    170.53    356.09
       optional GMIB                                           120.37    193.06    194.30    419.81
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                   113.86    172.82    168.05    351.38
       optional GMIB                                           119.90    191.66    191.84    415.18
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                   110.55    162.97    150.55    317.70
       optional GMIB                                           116.60    181.84    174.46    382.06
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                   113.48    171.70    166.07    347.59
       optional GMIB                                           119.53    190.54    189.87    411.45
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                   108.86    157.87    141.45    299.91
       optional GMIB                                           114.91    176.76    165.41    364.57
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                   112.35    168.33    160.08    336.13
       optional GMIB                                           118.39    187.18    183.93    400.18
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                   112.72    169.45    162.08    339.96
       optional GMIB                                           118.77    188.30    185.91    403.95
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                   111.69    166.36    156.58    329.38
       optional GMIB                                           117.73    185.22    180.45    393.55


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                      $25.79   $ 79.26   $135.34   $287.88
       optional GMIB                                               32.09     98.87    159.35    352.73
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                       24.56     75.57    129.20    275.70
       optional GMIB                                               30.86     95.19    153.25    340.75
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                       26.92     82.63    140.94    298.92
       optional GMIB                                               33.22    102.23    164.91    363.59
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                       28.86     88.44    150.55    317.70
       optional GMIB                                               35.16    108.02    174.46    382.06
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                       26.20     80.48    137.38    291.91
       optional GMIB                                               32.50    100.09    161.37    356.69
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                       25.69     78.95    134.83    286.87
       optional GMIB                                               31.99     98.56    158.84    351.74
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                       32.96    100.59    170.53    356.09
       optional GMIB                                               39.26    120.13    194.30    419.81
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                       32.45     99.07    168.05    351.38
       optional GMIB                                               38.75    118.62    191.84    415.18
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                       28.86     88.44    150.55    317.70
       optional GMIB                                               35.16    108.02    174.46    382.06
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                       32.04     97.86    166.07    347.59
       optional GMIB                                               38.34    117.41    189.87    411.45
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                       27.02     82.93    141.45    299.91
       optional GMIB                                               33.32    102.53    165.41    364.57
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                       30.81     94.22    160.08    336.13
       optional GMIB                                               37.11    113.78    183.93    400.18
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                       31.22     95.43    162.08    339.96
       optional GMIB                                               37.52    114.99    185.91    403.95
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                       30.09     92.09    156.58    329.38
       optional GMIB                                               36.39    111.66    180.45    393.55


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option C and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                  $110.84   $163.82   $152.06   $320.63
       optional GMIB                                           116.89    182.69    175.96    384.94
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                   108.39    156.45    138.91    294.92
       optional GMIB                                           114.43    175.35    162.89    359.66
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                   105.37    147.34    122.52    262.34
       optional GMIB                                           111.42    166.26    146.61    327.61
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                   111.31    165.23    154.57    325.50
       optional GMIB                                           117.36    184.09    178.45    389.73
Evergreen VA Fund - Class 2
       base contract with no optional riders                   111.50    165.79    155.58    327.44
       optional GMIB                                           117.55    184.65    179.45    391.64
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                   111.97    167.20    158.08    332.28
       optional GMIB                                           118.02    186.06    181.94    396.40
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                   111.03    164.38    153.07    322.58
       optional GMIB                                           117.07    183.25    176.96    386.86
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                   111.50    165.79    155.58    327.44
       optional GMIB                                           117.55    184.65    179.45    391.64
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                   112.06    167.48    158.58    333.24
       optional GMIB                                           118.11    186.34    182.44    397.34
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                   112.06    167.48    158.58    333.24
       optional GMIB                                           118.11    186.34    182.44    397.34
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                   111.97    167.20    158.08    332.28
       optional GMIB                                           118.02    186.06    181.94    396.40
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                   109.33    159.29    143.98    304.89
       optional GMIB                                           115.38    178.17    167.93    369.46
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                   111.97    167.20    158.08    332.28
       optional GMIB                                           118.02    186.06    181.94    396.40
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                   112.25    168.05    159.58    335.17
       optional GMIB                                           118.30    186.90    183.43    399.24


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                      $29.17   $ 89.35   $152.06   $320.63
       optional GMIB                                               35.47    108.93    175.96    384.94
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                       26.51     81.40    138.91    294.92
       optional GMIB                                               32.81    101.01    162.89    359.66
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                       23.23     71.56    122.52    262.34
       optional GMIB                                               29.53     91.20    146.61    327.61
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                       29.68     90.87    154.57    325.50
       optional GMIB                                               35.98    110.45    178.45    389.73
Evergreen VA Fund - Class 2
       base contract with no optional riders                       29.89     91.48    155.58    327.44
       optional GMIB                                               36.19    111.05    179.45    391.64
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                       30.40     93.00    158.08    332.28
       optional GMIB                                               36.70    112.57    181.94    396.40
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                       29.38     89.96    153.07    322.58
       optional GMIB                                               35.68    109.54    176.96    386.86
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                       29.89     91.48    155.58    327.44
       optional GMIB                                               36.19    111.05    179.45    391.64
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                       30.50     93.31    158.58    333.24
       optional GMIB                                               36.80    112.87    182.44    397.34
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                       30.50     93.31    158.58    333.24
       optional GMIB                                               36.80    112.87    182.44    397.34
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                       30.40     93.00    158.08    332.28
       optional GMIB                                               36.70    112.57    181.94    396.40
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                       27.53     84.46    143.98    304.89
       optional GMIB                                               33.83    104.06    167.93    369.46
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                       30.40     93.00    158.08    332.28
       optional GMIB                                               36.70    112.57    181.94    396.40
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                       30.71     93.92    159.58    335.17
       optional GMIB                                               37.01    113.48    183.43    399.24


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option C and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                  $110.18   $161.84   $148.53   $313.77
       optional GMIB                                           116.23    180.71    172.45    378.20
Fidelity(R) VIP Contrafund(R)Portfolio Service Class 2
       base contract with no optional riders                   109.05    158.44    142.46    301.91
       optional GMIB                                           115.09    177.33    166.42    366.53
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                   108.95    158.16    141.96    300.91
       optional GMIB                                           115.00    177.04    165.92    365.55
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                   109.05    158.44    142.46    301.91
       optional GMIB                                           115.09    177.33    166.42    366.53
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                   109.80    160.71    146.51    309.83
       optional GMIB                                           115.85    179.58    170.45    374.33
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                   109.99    161.27    147.52    311.81
       optional GMIB                                           116.04    180.15    171.45    376.27
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                   111.03    164.38    153.07    322.58
       optional GMIB                                           117.07    183.25    176.96    386.86
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                   112.54    168.89    161.08    338.05
       optional GMIB                                           118.58    187.74    184.92    402.07
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                   110.93    164.10    152.56    321.61
       optional GMIB                                           116.98    182.97    176.46    385.90
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                   111.31    165.23    154.57    325.50
       optional GMIB                                           117.36    184.09    178.45    389.73
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                   108.76    157.59    140.94    298.92
       optional GMIB                                           114.81    176.48    164.91    363.59
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                   109.14    158.72    142.97    302.90
       optional GMIB                                           115.19    177.61    166.93    367.51
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                   112.35    168.33    160.08    336.13
       optional GMIB                                           118.39    187.18    183.93    400.18


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                      $28.45   $ 87.21   $148.53   $313.77
       optional GMIB                                               34.75    106.80    172.45    378.20
Fidelity(R) VIP Contrafund(R)Portfolio Service Class 2
       base contract with no optional riders                       27.22     83.55    142.46    301.91
       optional GMIB                                               33.52    103.14    166.42    366.53
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                       27.12     83.24    141.96    300.91
       optional GMIB                                               33.42    102.84    165.92    365.55
Fidelity(R)VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                       27.22     83.55    142.46    301.91
       optional GMIB                                               33.52    103.14    166.42    366.53
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                       28.04     85.99    146.51    309.83
       optional GMIB                                               34.34    105.58    170.45    374.33
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                       28.25     86.60    147.52    311.81
       optional GMIB                                               34.55    106.19    171.45    376.27
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                       29.38     89.96    153.07    322.58
       optional GMIB                                               35.68    109.54    176.96    386.86
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                       31.02     94.83    161.08    338.05
       optional GMIB                                               37.32    114.39    184.92    402.07
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                       29.27     89.65    152.56    321.61
       optional GMIB                                               35.57    109.23    176.46    385.90
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                       29.68     90.87    154.57    325.50
       optional GMIB                                               35.98    110.45    178.45    389.73
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                       26.92     82.63    140.94    298.92
       optional GMIB                                               33.22    102.23    164.91    363.59
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                       27.33     83.85    142.97    302.90
       optional GMIB                                               33.63    103.45    166.93    367.51
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                       30.81     94.22    160.08    336.13
       optional GMIB                                               37.11    113.78    183.93    400.18


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with death benefit Option C and assuming a 5% annual return and ... (continued)


                                                                  A TOTAL WITHDRAWAL AT THE
                                                                   END OF EACH TIME PERIOD
                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                  $109.80   $160.71   $146.51   $309.83
       optional GMIB                                           115.85    179.58    170.45    374.33
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                   107.35    153.33    133.30    283.84
       optional GMIB                                           113.40    172.23    157.32    348.76
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                   109.99    161.27    147.52    311.81
       optional GMIB                                           116.04    180.15    171.45    376.27
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                   111.40    165.51    155.08    326.47
       optional GMIB                                           117.45    184.37    178.95    390.69
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                   110.18    161.84    148.53    313.77
       optional GMIB                                           116.23    180.71    172.45    378.20
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                   109.61    160.14    145.50    307.86
       optional GMIB                                           115.66    179.02    169.44    372.38
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                   110.55    162.97    150.55    317.70
       optional GMIB                                           116.60    181.84    174.46    382.06


                                                               NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                      $28.04   $ 85.99   $146.51   $309.83
       optional GMIB                                               34.34    105.58    170.45    374.33
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                       25.38     78.03    133.30    283.84
       optional GMIB                                               31.68     97.64    157.32    348.76
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                       28.25     86.60    147.52    311.81
       optional GMIB                                               34.55    106.19    171.45    376.27
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                       29.79     91.18    155.08    326.47
       optional GMIB                                               36.09    110.75    178.95    390.69
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                       28.45     87.21    148.53    313.77
       optional GMIB                                               34.75    106.80    172.45    378.20
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                       27.84     85.38    145.50    307.86
       optional GMIB                                               34.14    104.97    169.44    372.38
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                       28.86     88.44    150.55    317.70
       optional GMIB                                               35.16    108.02    174.46    382.06


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ...


                                                                         A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                      1 YEAR           3 YEARS          5 YEARS         10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                           $23.74          $ 73.10          $125.10          $267.50
       optional BP                                                      26.30            80.79           137.89           292.91
       optional BPP                                                     27.84            85.38           145.50           307.86
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                            22.51            69.40           118.91           255.08
       optional BP                                                      25.07            77.11           131.77           280.79
       optional BPP                                                     26.61            81.71           139.42           295.92
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                            24.87            76.49           130.74           278.76
       optional BP                                                      27.43            84.16           143.48           303.89
       optional BPP                                                     28.97            88.74           151.05           318.68
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                            26.81            82.32           140.43           297.92
       optional BP                                                      29.38            89.96           153.07           322.58
       optional BPP                                                     30.91            94.52           160.58           337.09
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                            24.15            74.34           127.15           271.61
       optional BP                                                      26.71            82.02           139.92           296.92
       optional BPP                                                     28.25            86.60           147.52           311.81
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                            23.64            72.80           124.58           266.47
       optional BP                                                      26.20            80.48           137.38           291.91
       optional BPP                                                     27.74            85.08           145.00           306.87
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                            30.91            94.52           160.58           337.09
       optional BP                                                      33.48           102.10           173.01           360.79
       optional BPP                                                     35.01           106.62           180.40           374.72
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                            30.40            93.00           158.08           332.28
       optional BP                                                      32.96           100.59           170.53           356.09
       optional BPP                                                     34.50           105.12           177.94           370.10
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                            26.81            82.32           140.43           297.92
       optional BP                                                      29.38            89.96           153.07           322.58
       optional BPP                                                     30.91            94.52           160.58           337.09
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                            29.99            91.79           156.08           328.41
       optional BP                                                      32.55            99.38           168.55           352.32
       optional BPP                                                     34.09           103.91           175.97           366.39
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                            24.97            76.80           131.25           279.78
       optional BP                                                      27.53            84.46           143.98           304.89
       optional BPP                                                     29.07            89.05           151.56           319.66


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                     A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                 1 YEAR          3 YEARS          5 YEARS         10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                     $28.76          $ 88.13          $150.05          $316.72
       optional BP                                                31.32            95.74           162.58           340.92
       optional BPP                                               32.86           100.28           170.04           355.15
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                      29.17            89.35           152.06           320.63
       optional BP                                                31.73            96.95           164.57           344.74
       optional BPP                                               33.27           101.49           172.02           358.91
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                      28.04            85.99           146.51           309.83
       optional BP                                                30.61            93.61           159.08           334.20
       optional BPP                                               32.14            98.16           166.56           348.54
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                      27.12            83.24           141.96           300.91
       optional BP                                                29.68            90.87           154.57           325.50
       optional BPP                                               31.22            95.43           162.08           339.96
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                      24.46            75.26           128.69           274.68
       optional BP                                                27.02            82.93           141.45           299.91
       optional BPP                                               28.56            87.52           149.04           314.76
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                      21.18            65.38           112.16           241.45
       optional BP                                                23.74            73.10           125.10           267.50
       optional BPP                                               25.28            77.72           132.79           282.82
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                      27.63            84.77           144.49           305.88
       optional BP                                                30.20            92.40           157.08           330.35
       optional BPP                                               31.73            96.95           164.57           344.74
Evergreen VA Fund - Class 2
       base contract with no optional riders                      27.84            85.38           145.50           307.86
       optional BP                                                30.40            93.00           158.08           332.28
       optional BPP                                               31.94            97.56           165.57           346.64
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                      28.35            86.91           148.03           312.79
       optional BP                                                30.91            94.52           160.58           337.09
       optional BPP                                               32.45            99.07           168.05           351.38
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                      27.33            83.85           142.97           302.90
       optional BP                                                29.89            91.48           155.58           327.44
       optional BPP                                               31.43            96.04           163.08           341.88
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                      27.84            85.38           145.50           307.86
       optional BP                                                30.40            93.00           158.08           332.28
       optional BPP                                               31.94            97.56           165.57           346.64


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                     A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                 1 YEAR          3 YEARS          5 YEARS         10 YEARS
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                     $28.45           $87.21          $148.53          $313.77
       optional BP                                                31.02            94.83           161.08           338.05
       optional BPP                                               32.55            99.38           168.55           352.32
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                      28.45            87.21           148.53           313.77
       optional BP                                                31.02            94.83           161.08           338.05
       optional BPP                                               32.55            99.38           168.55           352.32
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                      28.35            86.91           148.03           312.79
       optional BP                                                30.91            94.52           160.58           337.09
       optional BPP                                               32.45            99.07           168.05           351.38
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                      25.48            78.33           133.81           284.85
       optional BP                                                28.04            85.99           146.51           309.83
       optional BPP                                               29.58            90.57           154.07           324.53
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                      28.35            86.91           148.03           312.79
       optional BP                                                30.91            94.52           160.58           337.09
       optional BPP                                               32.45            99.07           168.05           351.38
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                      28.66            87.82           149.54           315.74
       optional BP                                                31.22            95.43           162.08           339.96
       optional BPP                                               32.76            99.98           169.54           354.21
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                      26.40            81.10           138.40           293.92
       optional BP                                                28.97            88.74           151.05           318.68
       optional BPP                                               30.50            93.31           158.58           333.24
Fidelity(R) VIP Contrafund(R)Portfolio Service Class 2
       base contract with no optional riders                      25.17            77.41           132.28           281.81
       optional BP                                                27.74            85.08           145.00           306.87
       optional BPP                                               29.27            89.65           152.56           321.61
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                      25.07            77.11           131.77           280.79
       optional BP                                                27.63            84.77           144.49           305.88
       optional BPP                                               29.17            89.35           152.06           320.63
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                      25.17            77.41           132.28           281.81
       optional BP                                                27.74            85.08           145.00           306.87
       optional BPP                                               29.27            89.65           152.56           321.61


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ... (continued)


                                                                         A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                         $25.99          $ 79.87          $136.36          $289.90
       optional BP                                                    28.56            87.52           149.04           314.76
       optional BPP                                                   30.09            92.09           156.58           329.38
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                          26.20            80.48           137.38           291.91
       optional BP                                                    28.76            88.13           150.05           316.72
       optional BPP                                                   30.30            92.70           157.58           331.31
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                          27.33            83.85           142.97           302.90
       optional BP                                                    29.89            91.48           155.58           327.44
       optional BPP                                                   31.43            96.04           163.08           341.88
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                          28.97            88.74           151.05           318.68
       optional BP                                                    31.53            96.34           163.58           342.83
       optional BPP                                                   33.07           100.89           171.03           357.03
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                          27.22            83.55           142.46           301.91
       optional BP                                                    29.79            91.18           155.08           326.47
       optional BPP                                                   31.32            95.74           162.58           340.92
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                          27.63            84.77           144.49           305.88
       optional BP                                                    30.20            92.40           157.08           330.35
       optional BPP                                                   31.73            96.95           164.57           344.74
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                          24.87            76.49           130.74           278.76
       optional BP                                                    27.43            84.16           143.48           303.89
       optional BPP                                                   28.97            88.74           151.05           318.68
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                          25.28            77.72           132.79           282.82
       optional BP                                                    27.84            85.38           145.50           307.86
       optional BPP                                                   29.38            89.96           153.07           322.58
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                          28.76            88.13           150.05           316.72
       optional BP                                                    31.32            95.74           162.58           340.92
       optional BPP                                                   32.86           100.28           170.04           355.15
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                          25.99            79.87           136.36           289.90
       optional BP                                                    28.56            87.52           149.04           314.76
       optional BPP                                                   30.09            92.09           156.58           329.38


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option A and assuming a 5% annual return and ... (continued)


                                                                              A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                             1 YEAR       3 YEARS       5 YEARS         10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                                 $23.33        $71.87       $123.04          $263.38
       optional BP                                                            25.89         79.56        135.85           288.89
       optional BPP                                                           27.43         84.16        143.48           303.89
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                                  26.20         80.48        137.38           291.91
       optional BP                                                            28.76         88.13        150.05           316.72
       optional BPP                                                           30.30         92.70        157.58           331.31
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                                  27.74         85.08        145.00           306.87
       optional BP                                                            30.30         92.70        157.58           331.31
       optional BPP                                                           31.84         97.25        165.07           345.69
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                                  26.40         81.10        138.40           293.92
       optional BP                                                            28.97         88.74        151.05           318.68
       optional BPP                                                           30.50         93.31        158.58           333.24
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                                  25.79         79.26        135.34           287.88
       optional BP                                                            28.35         86.91        148.03           312.79
       optional BPP                                                           29.89         91.48        155.58           327.44
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                                  26.81         82.32        140.43           297.92
       optional BP                                                            29.38         89.96        153.07           322.58
       optional BPP                                                           30.91         94.52        160.58           337.09


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ...


                                                                          A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                      1 YEAR          3 YEARS          5 YEARS         10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                          $24.76          $ 76.18          $130.23          $277.74
       optional BP                                                     27.33            83.85           142.97           302.90
       optional BPP                                                    28.86            88.44           150.55           317.70
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                           23.53            72.49           124.07           265.44
       optional BP                                                     26.10            80.18           136.87           290.90
       optional BPP                                                    27.63            84.77           144.49           305.88
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                           25.89            79.56           135.85           288.89
       optional BP                                                     28.45            87.21           148.53           313.77
       optional BPP                                                    29.99            91.79           156.08           328.41
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                           27.84            85.38           145.50           307.86
       optional BP                                                     30.40            93.00           158.08           332.28
       optional BPP                                                    31.94            97.56           165.57           346.64
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                           25.17            77.41           132.28           281.81
       optional BP                                                     27.74            85.08           145.00           306.87
       optional BPP                                                    29.27            89.65           152.56           321.61
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                           24.66            75.88           129.72           276.72
       optional BP                                                     27.22            83.55           142.46           301.91
       optional BPP                                                    28.76            88.13           150.05           316.72
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                           31.94            97.56           165.57           346.64
       optional BP                                                     34.50           105.12           177.94           370.10
       optional BPP                                                    36.04           109.63           185.30           383.90
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                           31.43            96.04           163.08           341.88
       optional BP                                                     33.99           103.61           175.47           365.45
       optional BPP                                                    35.53           108.13           182.85           379.32
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                           27.84            85.38           145.50           307.86
       optional BP                                                     30.40            93.00           158.08           332.28
       optional BPP                                                    31.94            97.56           165.57           346.64
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                           31.02            94.83           161.08           338.05
       optional BP                                                     33.58           102.40           173.50           361.72
       optional BPP                                                    35.12           106.93           180.89           375.64
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                           25.99            79.87           136.36           289.90
       optional BP                                                     28.56            87.52           149.04           314.76
       optional BPP                                                    30.09            92.09           156.58           329.38


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                              A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                          1 YEAR          3 YEARS          5 YEARS         10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders              $29.79          $ 91.18          $155.08          $326.47
       optional BP                                         32.35            98.77           167.56           350.43
       optional BPP                                        33.89           103.31           174.98           364.52
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders               30.20            92.40           157.08           330.35
       optional BP                                         32.76            99.98           169.54           354.21
       optional BPP                                        34.30           104.51           176.95           368.24
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders               29.07            89.05           151.56           319.66
       optional BP                                         31.63            96.65           164.08           343.78
       optional BPP                                        33.17           101.19           171.52           357.97
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders               28.15            86.30           147.02           310.82
       optional BP                                         30.71            93.92           159.58           335.17
       optional BPP                                        32.25            98.47           167.06           349.49
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders               25.48            78.33           133.81           284.85
       optional BP                                         28.04            85.99           146.51           309.83
       optional BPP                                        29.58            90.57           154.07           324.53
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders               22.20            68.47           117.35           251.95
       optional BP                                         24.76            76.18           130.23           277.74
       optional BPP                                        26.30            80.79           137.89           292.91
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders               28.66            87.82           149.54           315.74
       optional BP                                         31.22            95.43           162.08           339.96
       optional BPP                                        32.76            99.98           169.54           354.21
Evergreen VA Fund - Class 2
       base contract with no optional riders               28.86            88.44           150.55           317.70
       optional BP                                         31.43            96.04           163.08           341.88
       optional BPP                                        32.96           100.59           170.53           356.09
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders               29.38            89.96           153.07           322.58
       optional BP                                         31.94            97.56           165.57           346.64
       optional BPP                                        33.48           102.10           173.01           360.79
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders               28.35            86.91           148.03           312.79
       optional BP                                         30.91            94.52           160.58           337.09
       optional BPP                                        32.45            99.07           168.05           351.38
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders               28.86            88.44           150.55           317.70
       optional BP                                         31.43            96.04           163.08           341.88
       optional BPP                                        32.96           100.59           170.53           356.09


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                  A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                              1 YEAR          3 YEARS          5 YEARS         10 YEARS
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                  $29.48          $ 90.26          $153.57          $323.56
       optional BP                                             32.04            97.86           166.07           347.59
       optional BPP                                            33.58           102.40           173.50           361.72
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                   29.48            90.26           153.57           323.56
       optional BP                                             32.04            97.86           166.07           347.59
       optional BPP                                            33.58           102.40           173.50           361.72
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                   29.38            89.96           153.07           322.58
       optional BP                                             31.94            97.56           165.57           346.64
       optional BPP                                            33.48           102.10           173.01           360.79
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                   26.51            81.40           138.91           294.92
       optional BP                                             29.07            89.05           151.56           319.66
       optional BPP                                            30.61            93.61           159.08           334.20
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                   29.38            89.96           153.07           322.58
       optional BP                                             31.94            97.56           165.57           346.64
       optional BPP                                            33.48           102.10           173.01           360.79
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                   29.68            90.87           154.57           325.50
       optional BP                                             32.25            98.47           167.06           349.49
       optional BPP                                            33.78           103.00           174.49           363.59
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                   27.43            84.16           143.48           303.89
       optional BP                                             29.99            91.79           156.08           328.41
       optional BPP                                            31.53            96.34           163.58           342.83
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
       base contract with no optional riders                   26.20            80.48           137.38           291.91
       optional BP                                             28.76            88.13           150.05           316.72
       optional BPP                                            30.30            92.70           157.58           331.31
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                   26.10            80.18           136.87           290.90
       optional BP                                             28.66            87.82           149.54           315.74
       optional BPP                                            30.20            92.40           157.08           330.35
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                   26.20            80.48           137.38           291.91
       optional BP                                             28.76            88.13           150.05           316.72
       optional BPP                                            30.30            92.70           157.58           331.31


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                                         A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                         $27.02          $ 82.93          $141.45          $299.91
       optional BP                                                    29.58            90.57           154.07           324.53
       optional BPP                                                   31.12            95.13           161.58           339.01
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                          27.22            83.55           142.46           301.91
       optional BP                                                    29.79            91.18           155.08           326.47
       optional BPP                                                   31.32            95.74           162.58           340.92
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                          28.35            86.91           148.03           312.79
       optional BP                                                    30.91            94.52           160.58           337.09
       optional BPP                                                   32.45            99.07           168.05           351.38
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                          29.99            91.79           156.08           328.41
       optional BP                                                    32.55            99.38           168.55           352.32
       optional BPP                                                   34.09           103.91           175.97           366.39
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                          28.25            86.60           147.52           311.81
       optional BP                                                    30.81            94.22           160.08           336.13
       optional BPP                                                   32.35            98.77           167.56           350.43
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                          28.66            87.82           149.54           315.74
       optional BP                                                    31.22            95.43           162.08           339.96
       optional BPP                                                   32.76            99.98           169.54           354.21
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                          25.89            79.56           135.85           288.89
       optional BP                                                    28.45            87.21           148.53           313.77
       optional BPP                                                   29.99            91.79           156.08           328.41
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                          26.30            80.79           137.89           292.91
       optional BP                                                    28.86            88.44           150.55           317.70
       optional BPP                                                   30.40            93.00           158.08           332.28
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                          29.79            91.18           155.08           326.47
       optional BP                                                    32.35            98.77           167.56           350.43
       optional BPP                                                   33.89           103.31           174.98           364.52
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                          27.02            82.93           141.45           299.91
       optional BP                                                    29.58            90.57           154.07           324.53
       optional BPP                                                   31.12            95.13           161.58           339.01


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option B and assuming a 5% annual return and ... (continued)


                                                                                 A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                                1 YEAR       3 YEARS       5 YEARS      10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                                    $24.35       $ 74.95       $128.18       $273.66
       optional BP                                                               26.92         82.63        140.94        298.92
       optional BPP                                                              28.45         87.21        148.53        313.77
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                                     27.22         83.55        142.46        301.91
       optional BP                                                               29.79         91.18        155.08        326.47
       optional BPP                                                              31.32         95.74        162.58        340.92
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                                     28.76         88.13        150.05        316.72
       optional BP                                                               31.32         95.74        162.58        340.92
       optional BPP                                                              32.86        100.28        170.04        355.15
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                                     27.43         84.16        143.48        303.89
       optional BP                                                               29.99         91.79        156.08        328.41
       optional BPP                                                              31.53         96.34        163.58        342.83
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                                     26.81         82.32        140.43        297.92
       optional BP                                                               29.38         89.96        153.07        322.58
       optional BPP                                                              30.91         94.52        160.58        337.09
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                                     27.84         85.38        145.50        307.86
       optional BP                                                               30.40         93.00        158.08        332.28
       optional BPP                                                              31.94         97.56        165.57        346.64


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option C and assuming a 5% annual return and ...


                                                                       A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
AXP(R) Variable Portfolio - Bond Fund
       base contract with no optional riders                       $26.81          $ 82.32          $140.43          $297.92
       optional GMIB                                                33.11           101.92           164.41           362.61
AXP(R) Variable Portfolio - Cash Management Fund
       base contract with no optional riders                        25.58            78.64           134.32           285.86
       optional GMIB                                                31.88            98.25           158.33           350.75
AXP(R) Variable Portfolio - Diversified Equity Income Fund
       base contract with no optional riders                        27.94            85.69           146.01           308.85
       optional GMIB                                                34.23           105.28           169.94           373.35
AXP(R) Variable Portfolio - Equity Select Fund
       base contract with no optional riders                        29.89            91.48           155.58           327.44
       optional GMIB                                                36.19           111.05           179.45           391.64
AXP(R) Variable Portfolio - Federal Income Fund
       base contract with no optional riders                        27.22            83.55           142.46           301.91
       optional GMIB                                                33.52           103.14           166.42           366.53
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       base contract with no optional riders                        26.71            82.02           139.92           296.92
       optional GMIB                                                33.01           101.62           163.90           361.62
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
       base contract with no optional riders                        33.99           103.61           175.47           365.45
       optional GMIB                                                40.29           123.14           199.21           429.01
AIM V.I. Basic Value Fund, Series II
       base contract with no optional riders                        33.48           102.10           173.01           360.79
       optional GMIB                                                39.78           121.64           196.76           424.42
AIM V.I. Capital Appreciation Fund, Series II
       base contract with no optional riders                        29.89            91.48           155.58           327.44
       optional GMIB                                                36.19           111.05           179.45           391.64
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                        33.07           100.89           171.03           357.03
       optional GMIB                                                39.37           120.43           194.80           420.74
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                        28.04            85.99           146.51           309.83
       optional GMIB                                                34.34           105.58           170.45           374.33
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                        31.84            97.25           165.07           345.69
       optional GMIB                                                38.14           116.81           188.88           409.58
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                        32.25            98.47           167.06           349.49
       optional GMIB                                                38.55           118.02           190.85           413.31
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                        31.12            95.13           161.58           339.01
       optional GMIB                                                37.42           114.69           185.41           403.01


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option C and assuming a 5% annual return and ... (continued)


                                                                 A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                             1 YEAR          3 YEARS          5 YEARS         10 YEARS
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                 $30.20          $ 92.40          $157.08          $330.35
       optional GMIB                                          36.50           111.96           180.94           394.50
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                  27.53            84.46           143.98           304.89
       optional GMIB                                          33.83           104.06           167.93           369.46
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                  24.25            74.64           127.66           272.63
       optional GMIB                                          30.55            94.27           151.72           337.74
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                  30.71            93.92           159.58           335.17
       optional GMIB                                          37.01           113.48           183.43           399.24
Evergreen VA Fund - Class 2
       base contract with no optional riders                  30.91            94.52           160.58           337.09
       optional GMIB                                          37.21           114.09           184.42           401.13
Evergreen VA Global Leaders Fund - Class 2
       base contract with no optional riders                  31.43            96.04           163.08           341.88
       optional GMIB                                          37.73           115.60           178.90           405.83
Evergreen VA Growth Fund - Class 2
       base contract with no optional riders                  30.91            94.52           160.58           337.09
       optional GMIB                                          36.70           112.57           181.94           396.40
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                  30.40            93.00           158.08           332.28
       optional GMIB                                          37.21           114.09           184.42           401.13
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                  31.53            96.34           163.58           342.83
       optional GMIB                                          37.83           115.90           187.40           406.77
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                  31.53            96.34           163.58           342.83
       optional GMIB                                          37.83           115.90           187.40           406.77
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                  31.43            96.04           163.08           341.88
       optional GMIB                                          37.73           115.60           186.90           405.83
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                  28.56            87.52           149.04           314.76
       optional GMIB                                          34.86           107.10           172.95           379.17
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                  31.43            96.04           163.08           341.88
       optional GMIB                                          37.73           115.60           186.90           405.83
Evergreen VA Special Equity Fund - Class 2
       base contract with no optional riders                  31.73            96.95           164.57           344.74
       optional GMIB                                          38.03           116.51           188.38           408.65


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option C and assuming a 5% annual return and ... (continued)

                                                                           A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
Evergreen VA Strategic Income Fund - Class 2
       base contract with no optional riders                           $29.48          $ 90.26          $153.57          $323.56
       optional GMIB                                                    35.78           109.84           177.45           387.82
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
       base contract with no optional riders                            28.25            86.60           147.52           311.81
       optional GMIB                                                    34.55           106.19           171.45           376.27
Fidelity(R) VIP Growth Portfolio Service Class 2
       base contract with no optional riders                            28.15            86.30           147.02           310.82
       optional GMIB                                                    34.45           105.89           170.95           375.30
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
       base contract with no optional riders                            28.25            86.60           147.52           311.81
       optional GMIB                                                    34.55           106.19           171.45           376.27
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
       base contract with no optional riders                            29.07            89.05           151.56           319.66
       optional GMIB                                                    35.37           108.62           175.46           383.98
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                            29.27            89.65           152.56           321.61
       optional GMIB                                                    35.57           109.23           176.46           385.90
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                            30.40            93.00           158.08           332.28
       optional GMIB                                                    36.70           112.57           181.94           396.40
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                            32.04            97.86           166.07           347.59
       optional GMIB                                                    38.34           117.41           189.87           411.45
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                            30.30            92.70           157.58           331.31
       optional GMIB                                                    36.60           112.27           181.44           395.45
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                            30.71            93.92           159.58           335.17
       optional GMIB                                                    37.01           113.48           183.43           399.24
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                            27.94            85.69           146.01           308.85
       optional GMIB                                                    34.24           105.28           169.94           373.35
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                            28.35            86.91           148.03           312.79
       optional GMIB                                                    34.65           106.50           171.95           377.23
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                            31.84            97.25           165.07           345.69
       optional GMIB                                                    38.14           116.81           188.88           409.58


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with death benefit Option C and assuming a 5% annual return and ... (continued)


                                                                                A TOTAL WITHDRAWAL AT THE END OF EACH TIME PERIOD
                                                                               1 YEAR       3 YEARS       5 YEARS         10 YEARS
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                                   $29.07       $ 89.05       $151.56          $319.66
       optional GMIB                                                            35.37        108.62        175.46           383.98
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                                    26.40         81.10        138.40           293.92
       optional GMIB                                                            32.70        100.70        162.39           358.67
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                                    29.27         89.65        152.56           321.61
       optional GMIB                                                            35.57        109.23        176.46           385.90
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                                    30.81         94.22        160.08           336.13
       optional GMIB                                                            37.11        113.78        183.93           400.18
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
       base contract with no optional riders                                    29.48         90.26        153.57           323.56
       optional GMIB                                                            35.78        109.84        177.45           387.82
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
       base contract with no optional riders                                    28.86         88.44        150.55           317.70
       optional GMIB                                                            35.16        108.02        174.46           382.06
Van Kampen UIF U.S. Real Estate Portfolio
       base contract with no optional riders                                    29.89         91.48        155.58           327.44
       optional GMIB                                                            36.19        111.05        179.45           391.64

* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       37

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.




YEAR ENDED DEC. 31,                                                               2001      2000      1999       1998      1997
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                   $1.38     $1.33     $1.33      $1.33     $1.24
Accumulation unit value at end of period                                         $1.47     $1.38     $1.33      $1.33     $1.33
Number of accumulation units outstanding at end of period (000 omitted)          8,923     9,498     8,127      5,689     2,544
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%      1.40%     1.40%
SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                   $1.03     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.09     $1.03        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            317        64        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                   $1.03     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.09     $1.03        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          1,363       688        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                   $1.24     $1.18     $1.15      $1.11     $1.07
Accumulation unit value at end of period                                         $1.26     $1.24     $1.18      $1.15     $1.11
Number of accumulation units outstanding at end of period (000 omitted)          8,409     4,421       941        749       231
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%      1.40%     1.40%
SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                   $1.03     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.05     $1.03        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          3,980     2,613        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                   $1.03     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.05     $1.03        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)         11,399    11,511        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT WDEI5(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.08     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.09     $1.08        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            115         7        --         --        --
Ratio of operating expense to average net assets                                 1.40%     1.40%        --         --        --
SUBACCOUNT WDEI3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.08     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.09     $1.08        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            223        66        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.07     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.08     $1.07        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            367        52        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT WDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   $1.08     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.08     $1.08        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            144        40        --         --        --
Ratio of operating expense to average net assets                                 1.70%     1.70%        --         --        --


YEAR ENDED DEC. 31,                                                               1996      1995
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                   $1.17     $1.00
Accumulation unit value at end of period                                         $1.24     $1.17
Number of accumulation units outstanding at end of period (000 omitted)          1,377       414
Ratio of operating expense to average net assets                                 1.50%     1.50%
SUBACCOUNT SBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SBND1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                   $1.03     $1.00
Accumulation unit value at end of period                                         $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)            241       132
Ratio of operating expense to average net assets                                 1.50%     1.50%
SUBACCOUNT SCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WDEI5(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WDEI3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SDEI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                               2001      2000      1999       1998      1997
SUBACCOUNT WFDI5(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.06     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.11     $1.06        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            117        39        --         --        --
Ratio of operating expense to average net assets                                 1.40%     1.40%        --         --        --
SUBACCOUNT WFDI3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.05     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.10     $1.05        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          1,609       272        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.06     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.11     $1.06        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            424        24        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT WFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   $1.05     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.10     $1.05        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            413        65        --         --        --
Ratio of operating expense to average net assets                                 1.70%     1.70%        --         --        --
SUBACCOUNT EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $1.54     $1.72     $1.32      $1.05     $1.00
Accumulation unit value at end of period                                         $1.27     $1.54     $1.72      $1.32     $1.05
Number of accumulation units outstanding at end of period (000 omitted)          4,237     3,717     2,141      1,108        69
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%      1.40%     1.40%
SUBACCOUNT WNDM3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $0.86     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.71     $0.86        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          3,128     2,130        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $0.90     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.74     $0.90        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          2,896     2,468        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT WNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $0.86     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.70     $0.86        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            363       198        --         --        --
Ratio of operating expense to average net assets                                 1.70%     1.70%        --         --        --
SUBACCOUNT EPP(6) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                   $0.96     $1.17     $1.00         --        --
Accumulation unit value at end of period                                         $0.79     $0.96     $1.17         --        --
Number of accumulation units outstanding at end of period (000 omitted)          2,574     3,368        56         --        --
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%         --        --
SUBACCOUNT SPGR2(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                   $0.80     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.65     $0.80        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          2,397     1,899        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                   $0.86     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.70     $0.86        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          7,466     9,298        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --


YEAR ENDED DEC. 31,                                                               1996      1995
SUBACCOUNT WFDI5(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WFDI3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SFDI1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT EGD(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WNDM3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT EPP(6) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SPGR2(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SPGR1(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                               2001      2000      1999       1998      1997
SUBACCOUNT ETC(6) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                   $1.08     $1.40     $1.00         --        --
Accumulation unit value at end of period                                         $0.79     $1.08     $1.40         --        --
Number of accumulation units outstanding at end of period (000 omitted)          1,958     2,278       105         --        --
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%         --        --
SUBACCOUNT STEC2(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                   $0.65     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.48     $0.65        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          2,165     2,882        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                   $0.70     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.51     $0.70        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          6,380     9,543        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT WMDC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   $1.00        --        --         --        --
Accumulation unit value at end of period                                         $1.06        --        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)             94        --        --         --        --
Ratio of operating expense to average net assets                                 1.40%        --        --         --        --
SUBACCOUNT WMDC3(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   $1.00        --        --         --        --
Accumulation unit value at end of period                                         $1.06        --        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            156        --        --         --        --
Ratio of operating expense to average net assets                                 1.50%        --        --         --        --
SUBACCOUNT WMDC1(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   $1.00        --        --         --        --
Accumulation unit value at end of period                                         $1.06        --        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)             13        --        --         --        --
Ratio of operating expense to average net assets                                 1.70%        --        --         --        --
SUBACCOUNT EMU(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.17     $1.05     $1.00         --        --
Accumulation unit value at end of period                                         $1.23     $1.17     $1.05         --        --
Number of accumulation units outstanding at end of period (000 omitted)            546       170        31         --        --
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%         --        --
SUBACCOUNT WMSS3(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.11     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.17     $1.11        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            324        39        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.19     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.25     $1.19        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)            473        79        --         --        --
Ratio of operating expense to average net assets                                 1.60%     1.60%        --         --        --
SUBACCOUNT WMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $1.11     $1.00        --         --        --
Accumulation unit value at end of period                                         $1.17     $1.11        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)             24         6        --         --        --
Ratio of operating expense to average net assets                                 1.70%     1.70%        --         --        --
SUBACCOUNT EPG(8) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $1.26     $1.18     $1.18      $1.00        --
Accumulation unit value at end of period                                         $1.16     $1.26     $1.18      $1.18        --
Number of accumulation units outstanding at end of period (000 omitted)          6,280     6,616     4,302        239        --
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%      1.40%        --


YEAR ENDED DEC. 31,                                                               1996      1995
SUBACCOUNT ETC(6) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT STEC2(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT STEC1(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WMDC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WMDC3(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WMDC1(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT EMU(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WMSS3(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT SMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT EPG(8) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                               2001      2000      1999       1998      1997
SUBACCOUNT EPL(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $1.19     $1.33     $1.00         --        --
Accumulation unit value at end of period                                         $0.93     $1.19     $1.33         --        --
Number of accumulation units outstanding at end of period (000 omitted)          1,775     2,192       347         --        --
Ratio of operating expense to average net assets                                 1.40%     1.40%     1.40%         --        --
SUBACCOUNT WIGR3(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $0.75     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.59     $0.75        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          4,040     2,678        --         --        --
Ratio of operating expense to average net assets                                 1.50%     1.50%        --         --        --
SUBACCOUNT WIGR1(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   $0.75     $1.00        --         --        --
Accumulation unit value at end of period                                         $0.58     $0.75        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)          1,244       708        --         --        --
Ratio of operating expense to average net assets                                 1.70%     1.70%        --         --        --


YEAR ENDED DEC. 31,                                                               1996      1995
SUBACCOUNT EPL(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WIGR3(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --
SUBACCOUNT WIGR1(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                      --        --
Accumulation unit value at end of period                                            --        --
Number of accumulation units outstanding at end of period (000 omitted)             --        --
Ratio of operating expense to average net assets                                    --        --



(1) Operations commenced on Feb. 21, 1995.
(2) Operations commenced on May 1, 2000.
(3) Operations commenced on Feb. 11, 2000.
(4) Operations commenced on March 3, 2000.
(5) Operations commenced on Oct. 29, 1997.
(6) Operations commenced on Sept. 22, 1999.
(7) Operations commenced on May 1, 2001.
(8) Operations commenced on Oct. 5, 1998.


FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

-  contract administrative charge,
-  variable account administrative charge,
-  mortality and expense risk fee associated with death benefit Option C,
-  GMIB fee, and
- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations for contract Option L that reflect selection of death benefit Option A or death benefit Option B, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.

We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Total return figures for contract Option C reflect deduction of the following charges:

-  contract administrative charge,
-  variable account administrative charge,
-  mortality and expense risk fee associated with death benefit Option C, and
-  GMIB fee.

We may also show optional total return quotations for contract Option C that reflect selection of death benefit Option A or death benefit Option B, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.

We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
ESI               AXP(R) Variable Portfolio - Bond  Objective: high level of current income   IDS Life, investment manager;
SBND2             Fund                              while conserving the value of the         American Express Financial
SBND1                                               investment and continuing a high level    Corporation (AEFC),  investment
WBND1                                               of income for the longest time period.    adviser.
WBND9                                               Invests primarily in bonds and other
                                                    debt obligations.

EMS               AXP(R) Variable Portfolio - Cash  Objective: maximum current income         IDS Life, investment manager;
SCMG2             Management Fund                   consistent with liquidity and stability   American Express Financial
SCMG1                                               of principal. Invests primarily in        Corporation (AEFC),  investment
WCMG1                                               money market securities.                  adviser.
WCMG9

WDEI5             AXP(R)Variable Portfolio -        Objective: a high level of current        IDS Life, investment manager;
WDEI3             Diversified Equity Income Fund    income and, as a secondary goal, steady   American Express Financial
SDEI1                                               growth of capital. Invests primarily in   Corporation (AEFC),  investment
WDEI1                                               dividend-paying common and preferred      adviser.
WDEI9                                               stocks.

WESL5             AXP(R) Variable Portfolio -       Objective: growth of capital. Invests     IDS Life, investment manager;
WESL3             Equity Select Fund                primarily in equity securities of         American Express Financial
WESL8                                               medium-sized companies.                   Corporation (AEFC),  investment
WESL1                                                                                         adviser.
WESL9

WFDI5             AXP(R) Variable Portfolio -       Objective: a high level of current        IDS Life, investment manager;
WFDI3             Federal Income Fund               income and safety of principal            American Express Financial
SFDI1                                               consistent with an investment in U.S.     Corporation (AEFC),  investment
WFDI1                                               government and government agency          adviser.
WFDI9                                               securities. Invests primarily in debt
                                                    obligations issued or guaranteed as to
                                                    principal and interest by the U.S.
                                                    government, its agencies or
                                                    instrumentalities.

EGD               AXP(R) Variable Portfolio - NEW   Objective: long-term growth of capital.   IDS Life, investment manager;
WNDM3             DIMENSIONS FUND(R)                Invests primarily in common stocks        American Express Financial
SNDM1                                               showing potential for significant         Corporation (AEFC),  investment
WNDM1                                               growth.                                   adviser.
WNDM9

WSVA5             AXP(R) Variable Portfolio -       Objective: long-term capital              IDS Life, investment manager;
WSVA3             Partners Small Cap  Value Fund    appreciation.  Non-diversified fund       American Express Financial
WSVA8                                               that invests primarily in equity          Corporation (AEFC), investment
WSVA1                                               securities.                               adviser; Royce & Associates, LLC.
WSVA9                                                                                         and EQSF Advisers, Inc.,
                                                                                              sub-advisers.

WABA5             AIM V.I. Basic Value Fund,        Objective: long-term growth of capital.   A I M Advisors, Inc.
WABA3             Series II                         Invests at least 65% of its total
WABA8                                               assets in equity securities of U.S.
WABA1                                               issuers that have market
WABA9                                               capitalizations of greater than $500
                                                    million and are believed to be
                                                    undervalued in relation to long-term
                                                    earning power or other factors.


              EVERGREEN PATHWAYSSM VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
WAAC5             AIM V.I. Capital Appreciation     Objective: growth of capital. Invests     A I M Advisors, Inc.
WAAC3             Fund, Series II                   principally in common stocks of
WAAC8                                               companies likely to benefit from new or
WAAC1                                               innovative products, services or
WAAC9                                               processes as well as those with
                                                    above-average growth and excellent
                                                    prospects for future growth.

WAAD5             AIM V.I. Capital Development      Objective: long-term growth of capital.   A I M Advisors, Inc.
WAAD3             Fund, Series II                   Invests primarily in securities
WAAD8                                               (including common stocks, convertible
WAAD1                                               securities and bonds) of small- and
WAAD9                                               medium-sized companies.

WGIP5             Alliance VP Growth and Income     Objective: reasonable current income      Alliance Capital
WGIP3             Portfolio (Class B)               and reasonable appreciation. Invests      Management, L.P.
WGIP8                                               primarily in dividend-paying common
WGIP1                                               stocks of good quality.
WGIP9

EPP               Alliance VP Premier  Growth       Objective: long-term growth of capital    Alliance Capital
SPGR2             Portfolio (Class B)               by pursuing aggressive investment         Management, L.P.
SPGR1                                               policies. Invests primarily in equity
WPRG1                                               securities of a limited number of
WPRG9                                               large, carefully selected, high-quality
                                                    U.S. companies that are judged likely
                                                    to achieve superior earnings growth.

ETC               Alliance VP Technology            Objective: growth of capital. Current     Alliance Capital
STEC2             Portfolio (Class B)               income is only an incidental              Management, L.P.
STEC1                                               consideration. Invests primarily in
WTEC1                                               securities of companies expected to
WTEC9                                               benefit from technological advances and
                                                    improvements.

WEBC5             Evergreen VA Blue Chip Fund -     Objective: capital growth with the        Evergreen Investment
WEBC3             Class 2                           potential for income. The Fund seeks to   Management Company, LLC
WEBC8                                               achieve its goal by investing at least
WEBC1                                               80% of its assets in common stocks of
WEBC9                                               well established, large U.S. companies
                                                    representing a broad range of
                                                    industries.

WECG5             Evergreen VA Capital Growth       Objective: long-term capital growth.      Evergreen Investment
WECG3             Fund - Class 2                    The Fund seeks to achieve its goal by     Management Company, LLC
WECG8                                               investing primarily in common stocks of
WECG1                                               large U.S. companies, which the
WECG9                                               portfolio managers believe have the
                                                    potential for capital growth over the
                                                    intermediate and long-term.

WECB5             Evergreen VA Core Bond Fund(1)    Objective: The Fund seeks to maximize     Evergreen Investment
WECB3             - Class 2                         total return through a combination of     Management Company, LLC
WECB8                                               capital growth and current income. The
WECB1                                               Fund invests primarily in U.S. dollar
WECB9                                               denominated investment grade debt
                                                    securities issued or guaranteed by
                                                    the U.S. Treasury or by an agency or
                                                    instrumentality of the U.S. Government,
                                                    corporate bonds, mortgage-backed
                                                    securities, asset-backed securities,
                                                    and other income producing securities.

(1) A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. It is anticipated that the Fund will become effective on or about July 24, 2002. Please contact your representative to determine whether or not the Fund has been declared effective.


              EVERGREEN PATHWAYSSM VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
WEEI5             Evergreen VA Equity Index         Objective: achieve price and yield        Evergreen Investment Management
WEEI3             Fund - Class 2                    performance similar to the S&P 500        Company, LLC
WEEI8                                               Index. The Fund seeks to achieve its
WEEI1                                               goal by investing primarily in equity
WEEI9                                               securities that represent a composite
                                                    of the  S&P 500 Index.

WEFF5             Evergreen VA Foundation Fund -    Objective: capital growth and current     Evergreen Investment Management
WEFF3             Class 2                           income. The Fund seeks to achieve its     Company, LLC
WEFF8                                               goal by investing in a combination of
WEFF1                                               equity and debt securities. Under
WEFF9                                               normal conditions, the Fund will invest
                                                    at least 25% of its assets in debt
                                                    securities and the remainder in equity
                                                    securities.

WEFD5             Evergreen VA Fund - Class 2       Objective: long-term capital growth.      Evergreen Investment Management
WEFD3                                               The Fund seeks to achieve its goal by     Company, LLC
WEFD8                                               investing substantially all of its
WEFD1                                               assets in common stocks of large U.S.
WEFD9                                               companies, whose market capitalizations
                                                    at time of purchase falls within the
                                                    range tracked by the Russell 1000 Index.

WEGO5             Evergreen VA Global Leaders       Objective: long-term capital growth.      Evergreen Investment Management
WEGO3             Fund - Class 2                    Invests primarily in a diversified        Company, LLC
WEGO8                                               portfolio of equity securities of
WEGO1                                               companies located in the world's major
WEGO9                                               industrialized countries. The Fund will
                                                    make investments in no less than three
                                                    countries, which may include the U.S.,
                                                    but may invest more than 25% of its
                                                    assets in one country.

WEGR5             Evergreen VA Growth Fund -        Objective: long-term capital growth.      Evergreen Investment Management
WEGR3             Class 2                           The Fund seeks to achieve its goal by     Company, LLC
WEGR8                                               investing 75% of its assets in common
WEGR1                                               stocks of small- and medium sized
WEGR9                                               companies whose market capitalizations
                                                    at time of purchase falls within the
                                                    range of those tracked by the Russell
                                                    2000 Growth Index.

WEGI5             Evergreen VA Growth and Income    Objective: capital growth in the value    Evergreen Investment Management
WEGI3             Fund - Class 2                    of its shares and current income.         Company, LLC
WEGI8                                               Invests in primarily common stocks of
WEGI1                                               medium to large-sized  U.S. companies
WEGI9                                               whose market capitalizations at time of
                                                    purchase fall within the range tracked
                                                    by the Russell 1000 Index. The Fund's
                                                    stock selection is based on a
                                                    diversified style of equity management
                                                    that allows it to invest in both value
                                                    and growth oriented equity securities.

WEHI5             Evergreen VA High Income Fund -   Objective: high level of current          Evergreen Investment Management
WEHI3             Class 2                           income, with capital growth as            Company, LLC
WEHI8                                               secondary objective. The Fund seeks to
WEHI1                                               achieve its goal by investing primarily
WEHI9                                               in both low-rated and high-rated
                                                    fixed-income securities, including
                                                    debt securities, convertible securities,
                                                    and preferred stocks that are consistent
                                                    with its primary investment objective
                                                    of high current income.

              EVERGREEN PATHWAYSSM VARIABLE ANNUITY -- PROSPECTUS
                                       45

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
WEIG5             Evergreen VA International        Objective: long-term capital growth,      Evergreen Investment Management
WEIG3             Growth Fund - Class 2             with modest income as a secondary         Company, LLC
WEIG8                                               objective. The Fund seeks to achieve
WEIG1                                               its goal by investing primarily in
WEIG9                                               equity securities issued by
                                                    established, quality non-U.S. companies
                                                    located in countries with developed
                                                    markets and may purchase securities
                                                    across all market capitalizations. The
                                                    Fund may also invest in emerging
                                                    markets.

WEMA5             Evergreen VA Masters Fund -       Objective: long-term capital growth.      Evergreen Investment Management
WEMA3             Class 2                           The portfolio's assets are invested on    Company, LLC, investment adviser;
WEMA8                                               an approximately equal basis among the    MFS Institutional Advisors Inc.,
WEMA1                                               following four styles, each implemented   Oppenheimer Funds, Inc. and Putnam
WEMA9                                               by a different  sub-investment adviser:   Investment Management, LLC,
                                                    1) equity securities of U.S. and
                                                    sub-investment advisers. foreign
                                                    companies that are temporarily
                                                    undervalued; 2) equity securities
                                                    expected to show growth above that of
                                                    the overall economy and inflation; 3)
                                                    blended growth and value-oriented
                                                    strategy focusing on foreign and
                                                    domestic large-cap equity securities;
                                                    and 4) growth oriented strategy focusing
                                                    on large-cap equity securities of U.S.
                                                    and foreign issuers.

WEOE5             Evergreen VA Omega Fund -         Objective: long-term capital growth.      Evergreen Investment Management
WEOE3             Class                             Invests primarily in common stocks and    Company, LLC
WEOE8                                               securities convertible into common
WEOE1                                               stocks of U.S. companies across all
WEOE9                                               market capitalizations.

WESM5             Evergreen VA Small Cap Value      Objective: capital growth in the value    Evergreen Investment Management
WESM3             Fund - Class 2                    of its shares. The Fund seeks to          Company, LLC
WESM8                                               achieve its goal by investing at least
WESM1                                               80% of its assets in common stocks of
WESM9                                               small U.S. companies whose market
                                                    capitalizations at the time of purchase
                                                    fall within the range tracked by the
                                                    Russell 2000(R) Index.

WESE5             Evergreen VA Special Equity       Objective: capital growth. The Fund       Evergreen Investment Management
WESE3             Fund - Class 2                    seeks to achieve its goal by investing    Company, LLC
WESE8                                               at least 80% of its assets in common
WESE1                                               stocks of small U.S. companies whose
WESE9                                               market capitaizations at time of
                                                    purchase fall within a range tracked by
                                                    the Russell 2000 Index.

WEST5             Evergreen VA Strategic Income     Objective: high current income from       Evergreen Investment Management
WEST3             Fund - Class 2                    interest on debt securities with a        Company, LLC
WEST8                                               secondary objective of potential for
WEST1                                               growth of capital in selecting
WEST9                                               securities. The Fund seeks to achieve
                                                    its goal by investing primarily in
                                                    domestic high-yield,  high-risk "junk"
                                                    bonds and other debt securities (which
                                                    may be denominated in U.S. dollars or
                                                    in non-U.S. currencies) of foreign
                                                    governments and foreign corporations.


               EVERGREEN PATHWAYSSM VARIABLE ANNUITY -- PROSPECTUS
                                       46

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
WFCO5             Fidelity(R) VIP Contrafund(R)     Strategy: long-term capital               FMR, investment manager;  FMR U.K.
WFCO3             Portfolio Service Class 2         appreciation. Invests primarily in        and FMR Far East,  sub-investment
WFCO8                                               common stocks of foreign and domestic     advisers.
WFCO1                                               companies whose value is not fully
WFCO9                                               recognized by the public.

WFGR5             Fidelity(R) VIP Growth Portfolio  Strategy: capital appreciation. Invests   FMR, investment manager;  FMR U.K.,
WFGR3             Service Class 2                   primarily in common stocks of the         FMR Far East and FIMM,
WFGR8                                               companies that the manager believes       sub-investment advisers.
WFGR1                                               have above-average growth potential.
WFGR9

WMDC5             Fidelity(R) VIP Mid Cap           Strategy: long-term growth of capital.    FMR, investment manager;  FMR U.K.
WMDC3             Portfolio Service Class 2         Normally invests at least 80% of assets   and FMR Far East,  sub-investment
WMDC8                                               in securities of companies with medium    advisers.
WMDC1                                               market capitalization common stocks.
WMDC9

WVAS5             FTVIPT Franklin Small Cap Value   Objective: long-term total return.        Franklin Advisory  Services, LLC
WVAS3             Securities Fund -  Class 2        Invests at least 80% of its net assets
WVAS8                                               in investments of small capitalization
WVAS1                                               companies. For this Fund, small
WVAS9                                               capitalization companies are those that
                                                    have a market cap not exceeding $2.5
                                                    billion, at the time of purchase.
                                                    Invests primarily in equity securities
                                                    of companies the manager believes are
                                                    selling substantially below the
                                                    underlying value of their assets or
                                                    their private market value.

EMU               FTVIPT Mutual Shares Securities   Objective: capital appreciation with      Franklin Mutual Advisers, LLC
WMSS3             Fund - Class 2                    income as a secondary goal. Invests
SMSS1                                               primarily in equity securities of
WMSS1                                               companies that the manager believes are
WMSS9                                               available at market prices less than
                                                    their value based on certain recognized
                                                    or objective criteria (intrinsic value).

WINT5             FTVIPT Templeton Foreign          Objective: long-term capital growth.      Templeton Investment  Counsel, LLC
WINT3             Securities Fund - Class 2         Invests at least 80% of its net assets
WINT8                                               in foreign securities, including those
WINT1                                               in emerging markets.
WINT9

WSND5             MFS(R)New Discovery  Series -     Objective: capital appreciation.          MFS Investment Management(R)
WSND3             Service Class                     Invests  primarily in equity securities
WSND8                                               of emerging  growth companies.
WSND1
WSND9

WSTR5             MFS(R)Total Return Series -       Objective: above-average income           MFS Investment Management(R)
WSTR3             Service Class                     consistent with the prudent employment
WSTR8                                               of capital, with growth of capital and
WSTR1                                               income as a secondary objective.
WSTR9                                               Invests primarily in a combination of
                                                    equity and fixed income securities.

WSUT5             MFS(R)Utilities Series - Service  Objective: capital growth and current     MFS Investment Management(R)
WSUT3             Class                             income. Invests primarily in equity and
WSUT8                                               debt securities of domestic and foreign
WSUT1                                               companies in the  utilities industry.
WSUT9


              EVERGREEN PATHWAYSSM VARIABLE ANNUITY -- PROSPECTUS
                                       47

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
WOCA5             Oppenheimer Capital               Objective: capital appreciation.          OppenheimerFunds, Inc.
WOCA3             Appreciation Fund/VA, Service     Invests in securities of well-known,
WOCA8             Shares                            established companies.
WOCA1
WOCA9

WOGS5             Oppenheimer Global Securities     Objective: long-term capital              OppenheimerFunds, Inc.
WOGS3             Fund/VA,  Service Shares          appreciation. Invests mainly in common
WOGS8                                               stocks of U.S. and foreign issuers that
WOGS1                                               are "growth-type" companies, cyclical
WOGS9                                               industries and special situations that
                                                    are considered to have appreciation
                                                    possibilities.

WOSM5             Oppenheimer Main Street Small     Objective: seeks capital appreciation.    OppenheimerFunds, Inc.
WOSM3             Cap Fund/VA,  Service Shares      Invests mainly in common stocks of
WOSM8                                               small-capitalization U.S. companies
WOSM1                                               that the fund's investment manager
WOSM9                                               believes have favorable business trends
                                                    or prospects.

WSTB5             Oppenheimer Strategic Bond        Objective: high level of current income   OppenheimerFunds, Inc.
WSTB3             Fund/VA, Service Shares           principally derived from interest on
WSTB8                                               debt securities. Invests mainly in
WSTB1                                               three market sectors: debt securities
WSTB9                                               of foreign governments and companies,
                                                    U.S. government securities, and
                                                    lower-rated high yield securities of
                                                    U.S. and foreign companies.

EPG               Putnam VT Growth and Income       Objective: capital growth and current     Putnam Investment  Management, LLC
WGIN3             Fund -  Class IB Shares           income. The fund seeks its goal by
WGIN8                                               investing mainly common stocks of U.S.
WGIN1                                               companies with a focus on value stocks
WGIN9                                               that offer the potential for capital
                                                    growth, current income or both.

WHSC5             Putnam VT Health Sciences Fund    Objective: capital appreciation. The      Putnam Investment  Management, LLC
WHSC3             - Class IB Shares                 fund seeks its goal by investing at
WHSC8                                               least 80% of its net assets in common
WHSC1                                               stocks of U.S. companies in the health
WHSC9                                               sciences industries with a focus on
                                                    growth stocks.

EPL               Putnam VT International Growth    Objective: capital appreciation. The      Putnam Investment  Management, LLC
WIGR3             Fund -  Class IB Shares           fund seeks its goal by investing mainly
WIGR8                                               in common stocks of companies outside
WIGR1                                               the United States.
WIGR9

WVCP5             Van Kampen Life Investment        Objective: seeks capital growth and       Van Kampen Asset Management Inc.
WVCP3             Trust Comstock Portfolio Class    income through investments in equity
WVCP8             II Shares                         securities, including common stocks,
WVCP1                                               preferred stocks and securities
WVCP9                                               convertible into common and  preferred
                                                    stocks.

WVGI5             Van Kampen Life Investment        Objective: long-term growth of capital    Van Kampen Asset Management Inc.
WVGI3             Trust Growth and Income           and income. The portolio seeks its
WVGI8             Portfolio Class II Shares         investment objective by investing
WVGI1                                               primarily in income producing equity
WVGI9                                               securities, including common stocks and
                                                    convertible securities, and
                                                    non-convertible preferred stocks and
                                                    debt securities.


               EVERGREEN PATHWAYSSM VARIABLE ANNUITY -- PROSPECTUS
                                       48

SUBACCOUNT        INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
WVRE5             Van Kampen UIF  U.S. Real         Objective: above average current income   Morgan Stanley Investment Management
WVRE3             Estate Portfolio                  and long-term capital appreciation by     Inc.
WVRE8                                               investing primarily in equity
WVRE1                                               securities of companies  in the U.S.
WVRE9                                               real estate industry, including  real
                                                    estate trusts.


In certain instances, Morgan Stanley Investment Inc., does business using the name "Van Kampen." A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund. The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The interest rates we offer for contract Option L are generally equal to or higher than the rates we offer on contract Option C.

The minimum guaranteed interest rate on the GPAs is 3%.


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The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life Annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply a MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
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Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

            IF YOUR GPA RATE IS:                                  THE MVA IS:
       Less than the new GPA rate + 0.10%                           Negative
       Equal to the new GPA rate + 0.10%                            Zero
       Greater than the new GPA rate + 0.10%                        Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

      EARLY WITHDRAWAL AMOUNT X [( 1 + I )(TO THE POWER OF n/12) - 1] = MVA
                                 -------------------------------
                                         1 + J + .001
    Where: i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the
               remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

         $1,000 X [       (1.045)      (TO THE POWER OF 84/12) - 1] = -$39.28
                    ------------------
                      1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:


    $1,000 X [(     1.045     )(TO THE POWER OF 84/12) - 1] = $27.21
              -----------------
                1 + .04 + .001

In this example, the MVA is a positive $27.21.


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Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% if you choose contract Option L and there is no withdrawal charge if you choose contract Option C (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges on contract Option L, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge for contract Option L), unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rates we offer on contract Option Lare generally equal to or higher than the rates we offer on contract Option C. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


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BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and fixed account interest rates and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.) When you apply, you may select:

-  contract Option L or Option C;
- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);
-  the optional Benefit Protector(SM) Death Benefit Rider(2);
-  the optional Benefit Protector(SM) Plus Death Benefit Rider(2);
-  the optional Guaranteed Minimum Income Benefit Rider(3);
- the GPAs, the one-year fixed account and/or subaccounts in which you want to invest(4);
-  how you want to make purchase payments; and
-  a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select from either death benefit Option A, Option B or Option C. Death benefit Option C may not be available in all states. If you or the annuitant are 80 or older at contract issue death benefit Option A will apply.
(2) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.
(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select death benefit Option C. May not be available in all states.
(4) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-   no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


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BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS
   If paying by SIP:                   $50 initial payment.
                                       $50 for additional payments.
   If paying by any other method:      $10,000 initial payment.
                                       $100 for additional payments.
MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(1)
   (without prior approval):           $1,000,000 for issue ages up to 85.
                                       $100,000 for issue ages 86 to 90.

(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:

                                     CONTRACT OPTION L      CONTRACT OPTION C
 DEATH BENEFIT OPTION A(1):                1.25%                  1.35%
 DEATH BENEFIT OPTION B(1):                1.35                   1.45
 DEATH BENEFIT OPTION C(1):                1.55                   1.65


(1) If you and the annuitant are 79 or younger at contract issue, you may select from either death benefit Option A, Option B or Option C. Death benefit Option C may not be available in all states. If you or the annuitant are 80 or older at contract issue death benefit Option A will apply.


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Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(2) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it(3). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select death benefit Option C. May not be available in all states.


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WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

      CONTRACT YEAR FOR CONTRACT OPTION L         WITHDRAWAL CHARGE PERCENTAGE
                      1-2                                      8%
                      3                                        7
                      4                                        6
                      5 and later                              0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

          AMOUNT REQUESTED               OR        $1,000 = $1,075.27
    ----------------------------                   ------
       1.00 - WITHDRAWAL CHARGE                     .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);
-   contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-   amounts we refund to you during the free look period; and
-   death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;
-   plus interest credited;
- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;
-   minus any prorated portion of the contract administrative charge;
-   minus any prorated portion of the Benefit Protector fee (if applicable);
- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and
-   minus any prorated portion of the GMIB fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-   dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.



             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;
-   transfers into or out of the subaccounts;
-   partial withdrawals;
-   withdrawal charges (for contract Option L);
-   a prorated portion of the contract administrative charge;
-   a prorated portion of the Benefit Protector fee (if applicable);
-   a prorated portion of the Benefit Protector Plus fee (if applicable); and/or
-   a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;
-   dividends distributed to the subaccounts;
-   capital gains or losses of funds;
-   fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                     NUMBER
                                                                   AMOUNT         ACCUMULATION      OF UNITS
                                                    MONTH          INVESTED         UNIT VALUE      PURCHASED
By investing an equal number                         Jan            $100             $20                5.00
of dollars each month...                             Feb             100              18                5.56
you automatically buy more                           Mar             100              17                5.88
units when the per unit                              Apr             100              15                6.67
market price is low...            ---->              May             100              16                6.25
                                                     Jun             100              18                5.56
                                                     Jul             100              17                5.88
and fewer units when the per                         Aug             100              19                5.26
unit market price is high.        ---->              Sept            100              21                4.76
                                                     Oct             100              20                5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       58

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       59

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;
-   requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.
- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.
- We will not accept requests for transfers from the one-year fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
-   Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       60

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:      Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:      $100 monthly; $250 quarterly, semiannually
                               or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT
    Transfers:                 Contract value or entire account balance
    Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


            EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-   payable to owner;
-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the withdrawal amount includes a purchase payment check that has not cleared;
    -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    -- you are at least age 59 1/2;
    -- you are disabled as defined in the Code;
    -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector PlusSM Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:

-   Option A-- Return of Purchase Payment Death Benefit;
-   Option B -- Maximum Anniversary Value Death Benefit; and
-   Option C-- Enhanced Death Benefit Rider.

If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply. If both you and the annuitant 79 or younger at contract issue, you can elect either death benefit Option A, Option B or Option C (if its available in your state) on your application. If you select the GMIB you must select death benefit Option C. Once you elect an option, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

OPTION A -- RETURN OF PURCHASE PAYMENT DEATH BENEFIT

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.

  ADJUSTED PARTIAL WITHDRAWALS FOR DEATH BENEFIT OPTION A OR OPTION B = PW X DB
                                                                        -------
                                                                          CV

     PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
-   On Jan. 1, 2003 you make an additional purchase payment of $5,000.
- On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
-   On March 1, 2004 the contract value grows to $23,000.

    We calculate the Option A death benefit on March 1, 2004 as follows:

      Contract value at death:                                                                    $23,000.00
      Purchase payments minus adjusted partial withdrawals:                                       ==========
             Total purchase payments:                                                             $25,000.00

             minus adjusted partial withdrawals calculated as:

             1,500 x 25,000  =                                                                     -1,704.55
             --------------                                                                       ----------
                22,000

             for a death benefit of:                                                              $23,295.45
                                                                                                  ==========
      Option A death benefit, calculated as the greatest of these two values:                     $23,295.45

             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       63

OPTION B -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add death benefit Option B to your contract.

Death benefit Option B provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1.  contract value;
2.  total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $29,000.
- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

    We calculate death benefit Option B on March 1, 2003 as follows:
          Contract value at death:                                                                    $20,500.00
          Purchase payments minus adjusted partial withdrawals:                                       ==========
                 Total purchase payments minus adjusted partial                                       $20,000.00
                 withdrawals, calculated as:

          $1,500 x $20,000  =                                                                          -1,363.64
          ----------------                                                                            ----------
             $22,000
                 for a return of purchase payment death benefit of:                                   $18,636.36
    The MAV on the anniversary immediately preceding the date of                                      ==========
    death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
                 The MAV on the immediately preceding anniversary:                                    $29,000.00
                 plus purchase payments made since that anniversary:                                       +0.00
                 minus adjusted partial withdrawals made since that anniversary, calculated as:

          $1,500 x $29,000  =                                                                          -1,977.27
          ----------------                                                                            ----------
              $22,000
                 for a MAV death benefit of:                                                          $27,022.73
                                                                                                      ==========
    The Option B death benefit, calculated as the greatest of
    these three values, which is the MAV:                                                             $27,022.73

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       64

OPTION C -- ENHANCED DEATH BENEFIT RIDER

Death benefit Option C is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option C does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add death benefit Option C to you contract. If you select the GMIB you must select death benefit Option C.

Death benefit Option C provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.  contract value;
2.  total purchase payments minus adjusted partial withdrawals;
3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or
4.  the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-   the initial purchase payments allocated to the subaccounts increased by 5%,
-   plus any subsequent amounts allocated to the subaccounts, and
-   minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

    5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                  ---------
                                                                     SV

      PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.
      VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
       SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.
- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

    The death benefit on March 1, 2003 is calculated as follows:
          Contract value at death:                                             $22,800.00
                                                                               ==========
          Purchase payments minus adjusted partial withdrawals:
                 Total purchase payments:                                      $25,000.00
                 minus adjusted partial withdrawals, calculated as:
                 $1,500 x $25,000  =                                            -1,543.21
                 ----------------                                              ----------
                    $24,300

                 for a return of purchase payment death benefit of:            $23,456.79
                                                                               ==========

              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

      The MAV on the immediately preceding anniversary:                  $25,000.00
      plus purchase payments made since that anniversary:                     +0.00
      minus adjusted partial withdrawals made since that
      anniversary, calculated as:

      $1,500 x $25,000  =                                                 -1,543.21
      ----------------                                                   ----------
          $24,300

      for a MAV death benefit of:                                        $23,456.79
                                                                         ==========
The 5% rising floor:

      The variable account floor on Jan. 1, 2002,
      calculated as: 1.05 x $20,000 =                                    $21,000.00
      plus amounts allocated to the subaccounts since that anniversary:       +0.00
      minus the 5% rising floor adjusted partial withdrawal
      from the subaccounts, calculated as:

      $1,500 x $21,000  =                                                -$1,657.89
      ----------------                                                   ----------
         $19,000

      variable account floor benefit:                                    $19,342.11

      plus the one-year fixed account value:                              +5,300.00
      5% rising floor (value of the GPAs, one-year fixed account
      and the variable account floor):                                   $24,642.11
                                                                         ==========
 Option C death benefit, calculated as the greatest of these
 three values, which is the 5% rising floor:                             $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect. OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or death benefit Option C. We reserve the right to discontinue offering the Benefit Protector for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR:

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select an Option L contract with death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:
     death benefit Option B (contract value):                        $110,000
     plus the Benefit Protector benefit which equals 40% of
     earnings at death (death benefit Option B minus
         payments not previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                +4,000
                                                                     --------
     Total death benefit of:                                         $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:
     death benefit Option B (MAV):                                   $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                +4,000
                                                                     --------
     Total death benefit of:                                         $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:
     death benefit Option B (MAV adjusted for partial withdrawals):   $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                  +1,048
                                                                      -------
     Total death benefit of:                                          $58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:
     death benefit Option B (contract value):                        $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)         +55,000
                                                                     --------
     Total death benefit of:                                         $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:
     death benefit Option B (contract value):                        $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)         +55,000
                                                                     --------
     Total death benefit of:                                         $305,000


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:
     death benefit Option B (contract value):                        $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
         previously withdrawn):
         0.40 x ($250,000 - $105,000) =                               +58,000
                                                                     --------
     Total death benefit of:                                         $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or death benefit Option C. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                          PERCENTAGE IF YOU AND THE ANNUITANT ARE            PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR             UNDER AGE 70 ON THE RIDER EFFECTIVE DATE           70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                               0%                                                    0%
Three and Four                           10%                                                 3.75%
Five or more                             20%                                                  7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the standard death benefit (see "Benefits in Case of Death") PLUS

                    IF YOU AND THE ANNUITANT ARE UNDER                               IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR       AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...                       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                 Zero                                                             Zero
Two                 40% x earnings at death (see above)                              15% x earnings at death
Three & Four        40% x (earnings at death + 25% of initial purchase payment*)     15% x (earnings at death + 25% of initial
                                                                                            purchase payment*)
Five or more        40% x (earnings at death + 50% of initial purchase payment*)     15% x (earnings at death + 50% of initial
                                                                                            purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select an Option L contract with death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:
     death benefit Option B (contract value):                        $110,000
     plus the Benefit Protector Plus benefit which equals 40%
         of earnings at death
         (death benefit Option B minus payments
         not previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                +4,000
                                                                     --------
     Total death benefit of:                                         $114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:
     death benefit Option B (MAV):                                   $110,000
     plus the Benefit Protector Plus benefit which equals
         40% of earnings at death:
         0.40 x ($110,000 - $100,000) =                                +4,000
     plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 x $100,000 =        +10,000
                                                                     --------
     Total death benefit of:                                         $124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:
     death benefit Option B (MAV adjusted for partial withdrawals):   $57,619
     plus the Benefit Protector Plus benefit which equals 40%
         of earnings at death:
         0.40 x ($57,619 - $55,000) =                                  +1,048
     plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 x $55,000 =          +5,500
                                                                      -------
     Total death benefit of:                                          $64,167

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:
     death benefit Option B (contract value):                        $200,000
     plus the Benefit Protector Plus benefit which equals 40%
         of earnings at death, up to a maximum of 100% of purchase
         payments not previously withdrawn that are one or            +55,000
         more years old
     plus 20% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.20 x $55,000 =         +11,000
                                                                     --------
     Total death benefit of:                                         $266,000


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:
     death benefit Option B (contract value):                        $250,000
     plus the Benefit Protector Plus benefit which equals
         40% of earnings at death,
         up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old          +55,000
     plus 20% of purchase payments made within 60 days of
         contract issue and not previously
         withdrawn: 0.20 x $55,000 =                                  +11,000
                                                                     --------
     Total death benefit of:                                         $316,000

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:
     death benefit Option B (contract value):                        $250,000
     plus the Benefit Protector Plus benefit which
         equals 40% of earnings at death
         (death benefit Option B minus payments not
         previously withdrawn): 0.40 x ($250,000 - $105,000) =        +58,000
     plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn:
         0.20 x $55,000 =                                             +11,000
                                                                     --------
     Total death benefit of:                                         $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 10 years*,

-    the GMIB terminates after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-    there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with death benefit Option C at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
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EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity -- no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity-- no refund

-    you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   total purchase payments minus adjusted partial withdrawals;

2.   contract value;

3. the MAV at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.

- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.


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For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

       PMT = each purchase payment made in the five years before you exercise the GMIB.

       CVG = current contract value at the time you exercise the GMIB.

       ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

                                 PMT X (1.05) TO THE POWER OF CY

        CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

-    You may terminate the rider any time after the tenth rider anniversary.

-    The rider will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you allocate all your purchase payments to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                         GMIB
ANNIVERSARY          CONTRACT VALUE                MAV               5% RISING FLOOR         BENEFIT BASE
  1                     $107,000                $107,000                $105,000
  2                      125,000                 125,000                 110,250
  3                      132,000                 132,000                 115,763
  4                      150,000                 150,000                 121,551
  5                       85,000                 150,000                 127,628
  6                      120,000                 150,000                 134,010
  7                      138,000                 150,000                 140,710
  8                      152,000                 152,000                 147,746
  9                      139,000                 152,000                 155,133
 10                      126,000                 152,000                 162,889               $162,889
 11                      138,000                 152,000                 171,034                171,034
 12                      147,000                 152,000                 179,586                179,586
 13                      163,000                 163,000                 188,565                188,565
 14                      159,000                 163,000                 197,993                197,993
 15                      212,000                 212,000                 207,893                212,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            PLAN A -                PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                   GMIB               LIFE ANNUITY--         LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE               BENEFIT BASE              NO REFUND           TEN YEARS CERTAIN     ANNUITY-- NO REFUND
10                    $162,889 (5% rising floor)    $   845.39              $   822.59                $674.36
15                     212,000 (MAV)                  1,259.28                1,199.92                 973.08

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                        PLAN A -                PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                  LIFE ANNUITY--         LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE          CONTRACT VALUE             NO REFUND           TEN YEARS CERTAIN     ANNUITY-- NO REFUND
10                       $126,000            $   653.94              $   636.30                 $521.64
15                        212,000               1,259.28               1,199.92                  973.08

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

THE GMIB FEE: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                  BB + AT - FAV

           BB = the GMIB benefit base.
           AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:

                                    PT X VAT
                                    --------
                                       SVT

           PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary

          VAT = variable account floor on the date of (but prior to) the transfer

          SVT = value of the subaccounts on the date of (but prior to) the transfer

          FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

-    You make no transfers or partial withdrawals.

CONTRACT                                       GMIB FEE           VALUE ON WHICH WE                GMIB FEE
ANNIVERSARY         CONTRACT VALUE            PERCENTAGE          BASE THE GMIB FEE              CHARGED TO YOU
  1                   $ 80,000                  0.30%      5% rising floor = $100,000 x 1.05        $315
  2                    150,000                  0.30%      Contract value = $150,000                 450
  3                    102,000                  0.30%      MAV = $150,000                            450


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       74
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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
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ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under TSAs, other exceptions may apply if you withdraw your contract before your plan specifies that payouts can be made.


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WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS
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

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.


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

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.


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                                       80

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                             2001          2000          1999           1998           1997
----------------------------------------------------------------------------------------------------------
Net investment income               $   271,718    $   299,759   $   322,746   $   340,219    $   332,268
Net (loss) gain on investments          (89,920)           469         6,565        (4,788)          (509)
Other                                    16,245         12,248         8,338         7,662          6,329
TOTAL REVENUES                      $   198,043    $   312,476   $   337,649   $   343,093    $   338,088
(LOSS) INCOME BEFORE INCOME TAXES   $   (63,936)   $    38,452   $    50,662   $    36,421    $    44,958
NET (LOSS) INCOME                   $   (41,728)   $    24,365   $    33,987   $    22,026    $    28,313
TOTAL ASSETS                        $ 5,275,681    $ 4,652,221   $ 4,603,343   $ 4,885,621    $ 4,973,413

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.


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

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.


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

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


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

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**   Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN
     46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
BALANCE SHEET

MARCH 31, 2002 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AMOUNTS)



ASSETS
Investments:
    Fixed maturities:
       Available for sale, at fair value (amortized cost: $3,356,634)            $3,328,557
    Mortgage loans on real estate                                                   636,107
    Other investments                                                                 2,400
----------------------------------------------------------------------------------------------
       Total investments                                                          3,967,064
Cash and cash equivalents                                                           212,219
Accounts receivable                                                                   1,644
Accrued investment income                                                            43,292
Deferred policy acquisition costs                                                   226,078
Deferred income taxes                                                                48,239
Separate account assets                                                             743,352
----------------------------------------------------------------------------------------------
       Total assets                                                              $5,241,888
==============================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
    Future policy benefits:
       Fixed annuities                                                           $3,912,677
       Universal life-type insurance                                                      5
    Policy claims and other policyholders' funds                                     19,058
    Amounts due to brokers                                                           41,839
    Other liabilities                                                                38,701
    Separate account liabilities                                                    743,352
----------------------------------------------------------------------------------------------
       Total liabilities                                                          4,755,632
Stockholder's equity:
    Capital stock, $150 par value per share;
       100,000 shares authorized, 20,000 shares issued and outstanding                3,000
    Additional paid-in capital                                                      341,827
    Accumulated other comprehensive loss:
       Net unrealized securities losses                                             (12,440)
       Net unrealized derivative losses                                             (19,564)
    Retained earnings                                                               173,433
----------------------------------------------------------------------------------------------
       Total stockholder's equity                                                   486,256
----------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                       $5,241,888
==============================================================================================


See accompanying notes.



             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

STATEMENTS OF INCOME



THREE MONTHS ENDED MARCH 31, (UNAUDITED) (IN THOUSANDS)                              2002         2001
REVENUES
Contractholder charges                                                            $   1,148    $   1,746
Management and other fees                                                             3,419        2,199
Net investment income                                                                69,131       69,460
Net realized gain (loss) on investments                                                  82      (18,542)
-----------------------------------------------------------------------------------------------------------
    Total revenues                                                                   73,780       54,863
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Interest credited on universal life-type insurance and investment contracts          48,705       42,473
Amortization of deferred policy acquisition costs                                     9,706       12,155
Other insurance and operating expenses                                               15,917       11,859
-----------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                                      74,328       66,487
-----------------------------------------------------------------------------------------------------------
Loss before income tax benefit                                                         (548)     (11,624)
Income tax benefit                                                                     (125)      (3,987)
===========================================================================================================
Net loss                                                                          $    (423)   $  (7,637)



CONSOLIDATED STATEMENTS OF CASH FLOWS



THREE MONTHS ENDED MARCH 31, ($ THOUSANDS) (UNAUDITED)                               2002         2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                                                          $    (423)   $  (7,637)
Adjustments to reconcile net loss to net cash provided by operating activities:
    Change in accrued investment income                                               2,130        6,660
    Change in other accounts receivable                                                 168          (26)
    Change in other assets                                                            8,526        2,791
    Change in deferred policy acquisition costs, net                                 (8,155)      (2,118)
    Change in policy claims and other policyholders' funds                           16,772       (4,004)
    Deferred income taxes                                                            (3,326)      (5,077)
    Change in other liabilities                                                     (25,816)       5,225
    Amortization of premium (accretion of discount), net                                 55          (58)
    Net realized (gain) loss on investments                                             (82)      18,542
    Other, net                                                                       (5,861)       4,514
-----------------------------------------------------------------------------------------------------------
       Net cash (used in) provided by operating activities                          (16,012)      18,812
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES Available-for-sale securities:
    Purchases                                                                      (523,078)     (39,196)
    Maturities, sinking fund payments and calls                                     128,490       49,904
    Sales                                                                           341,575       76,926
Other investments:
    Purchases                                                                        (2,007)      (1,696)
    Sales                                                                            17,618        9,789
Change in amounts due from broker                                                    41,705         (928)
Change in amounts due to broker                                                    (183,288)     (22,310)
-----------------------------------------------------------------------------------------------------------
       Net cash (used in) provided by investing activities                         (178,985)      72,489
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
    Considerations received                                                         242,367      159,985
    Surrenders and death benefits                                                  (144,070)    (250,299)
    Interest credited to account balances                                            48,705       42,471
-----------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) financing activities                          147,002      (47,843)
-----------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                (47,995)      43,458
Cash and cash equivalents at beginning of period                                    260,214       34,852
Cash and cash equivalents at end of period                                        $ 212,219    $  78,310
===========================================================================================================



See accompanying notes.


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (IN THOUSANDS)

1. GENERAL

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ended December 31, 2002.

For further information, refer to the financial statements and footnotes thereto included in this prospectus for the year ended December 31, 2001.

2. COMPREHENSIVE (LOSS) INCOME

Total comprehensive (loss) income was as follows for the three months ended March 31, 2002 and 2001, respectively:



                                                                                       MARCH 31, 2002  MARCH 31, 2001
                                                                                       --------------  --------------
Net (loss) income                                                                        $   (423)        $ (7,637)
Other comprehensive income (loss):
    Net unrealized gains (losses) on available-for-sale securities, net of tax            (30,095)          53,646
    Net unrealized gains on derivative instruments, net of tax                              6,740          (27,987)
---------------------------------------------------------------------------------------------------------------------
Total comprehensive (loss) income                                                        $(23,778)        $ 18,022
=====================================================================================================================



3. INCOME TAXES

The Company's effective income tax rate was 22.8% for the three months ended March 31, 2002 compared to 34.3% for the three months ended March 31, 2001. The net impact of changes in state tax rules for certain states had a favorable impact on the effective tax rate for the Company.


             EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                  p.  3

Calculating Annuity Payouts              p. 18

Rating Agencies                          p. 19

Principal Underwriter                    p. 19

Independent Auditors                     p. 19

Financial Statements                     p. 20


              EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45275 A (7/02)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  JULY 19, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 18
Rating Agencies                                                            p. 19
Principal Underwriter                                                      p. 19
Independent Auditors                                                       p. 19
Financial Statements                                                       p. 20

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000

                T = average annual total return

                n = number of years

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION C AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001

                                                                       PERFORMANCE OF THE SUBACCOUNT

                                                                                         SINCE
SUBACCOUNT   INVESTING IN:                                               1 YEAR      COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
WBND1        Bond Fund (2/02; 10/81)(b),(c)                               --%             --%
WCMG1        Cash Management Fund (2/02; 10/81)(c)                        --              --
WDEI1        Diversified Equity Income Fund (3/00; 9/99)               (7.14)          (0.13)
WNDM1        NEW DIMENSIONS FUND(R)(3/00; 5/96)                       (24.18)         (21.16)
WSVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                --              --
             AIM V.I.
WABA1        Basic Value Fund, Series II (7/02; 9/01)(c),(e)              --              --
             EVERGREEN VA
WEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                 --              --
WECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)            --              --
WECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)             --              --
WEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)              --              --
WEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                --              --
WEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)            --              --
WEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                    --              --
WEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(f)               --              --
WEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)      --              --
WEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                   --              --
WEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                     --              --
WESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)           --              --
WEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)          --              --
             FIDELITY(R) VIP
WMDC1        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)           --           (6.43)(i)
             FTVIPT
WMSS1        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(j)  (2.72)           7.31
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1        Main Street Small Cap Fund/VA, Service Shares
             (7/02; 5/98)(c)                                                --              --
             PUTNAM VARIABLE TRUST
WIGR1        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(k)                          (27.72)         (24.74)

                                                                                       PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT   INVESTING IN:                                             1 YEAR       5 YEARS       10 YEARS     COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
WBND1        Bond Fund (2/02; 10/81)(b),(c)                            (2.11%)       2.84%          5.20%            8.05%
WCMG1        Cash Management Fund (2/02; 10/81)(c)                     (5.69)        2.77           2.39             4.22
WDEI1        Diversified Equity Income Fund (3/00; 9/99)               (7.14)          --             --            (2.29)
WNDM1        NEW DIMENSIONS FUND(R)(3/00; 5/96)                       (24.18)        7.58             --             8.52
WSVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                --           --             --            (1.50)(d)
             AIM V.I.
WABA1        Basic Value Fund, Series II (7/02; 9/01)(c),(e)              --           --             --            (5.47)(d)
             EVERGREEN VA
WEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)             (24.09)          --             --           (21.24)
WECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)        (20.84)          --             --             0.92
WECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)             --           --             --               --
WEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)          (19.90)          --             --            (8.18)
WEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)            (16.82)        4.11             --             5.57
WEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)        (21.22)          --             --             2.99
WEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                (15.11)          --             --             0.66
WEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(f)             0.19           --             --             1.52
WEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)  (25.51)          --             --            (3.44)
WEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(f)               (23.40)          --             --            (2.84)
WEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                 (22.45)          --             --             6.39
WESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)         7.26           --             --             8.78
WEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)       (3.47)          --             --             1.63
             FIDELITY(R) VIP
WMDC1        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)       (12.25)          --             --            20.71
             FTVIPT
WMSS1        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(j)  (2.72)        7.96             --             8.38
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1        Main Street Small Cap Fund/VA, Service Shares
             (7/02; 5/98)(c)                                           (9.39)          --             --             0.10
             PUTNAM VARIABLE TRUST
WIGR1        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(k)                          (27.72)          --             --             7.31

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.


(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g) Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Cumulative return (not annualized) since commencement date of the subaccount.

(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION C AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                          1 YEAR         COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
WBND1        Bond Fund (2/02; 10/81)(b),(c)                                            --%                --%
WCMG1        Cash Management Fund (2/02; 10/81)(c)                                     --                 --
WDEI1        Diversified Equity Income Fund (3/00; 9/99)                             0.09               4.07
WNDM1        NEW DIMENSIONS FUND(R)(3/00; 5/96)                                    (18.43)            (17.85)
WSVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                             --                 --
             AIM V.I.
WABA1        Basic Value Fund, Series II (7/02; 9/01)(c),(e)                           --                 --
             EVERGREEN VA
WEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                              --                 --
WECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                         --                 --
WECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                          --                 --
WEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                           --                 --
WEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                             --                 --
WEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                         --                 --
WEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                                 --                 --
WEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                            --                 --
WEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)                   --                 --
WEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                                --                 --
WEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                                  --                 --
WESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                        --                 --
WEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                       --                 --
             FIDELITY(R) VIP
WMDC1        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                        --               0.86(i)
             FTVIPT
WMSS1        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(j)                4.90              11.82
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1        Main Street Small Cap Fund/VA, Service Shares
             (7/02; 5/98)(c)                                                           --                 --
             PUTNAM VARIABLE TRUST
WIGR1        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(k)                                       (22.28)            (21.60)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT   INVESTING IN:                                                 1 YEAR        5 YEARS       10 YEARS         COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
WBND1        Bond Fund (2/02; 10/81)(b),(c)                                   5.56%        2.84%          5.20%             8.05%
WCMG1        Cash Management Fund (2/02; 10/81)(c)                            1.67         2.77           2.39              4.22
WDEI1        Diversified Equity Income Fund (3/00; 9/99)                      0.09           --             --              0.57
WNDM1        NEW DIMENSIONS FUND(R)(3/00; 5/96)                             (18.43)        7.58             --              8.52
WSVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                      --           --             --              6.22(d)
             AIM V.I.
WABA1        Basic Value Fund, Series II (7/02; 9/01)(c),(e)                    --           --             --              1.96(d)
             EVERGREEN VA
WEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                   (18.34)          --             --            (17.67)
WECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)              (14.80)          --             --              2.40
WECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                   --           --             --               --
WEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                (13.78)          --             --             (5.45)
WEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                  (10.43)        4.11             --              5.57
WEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)              (15.21)          --             --              2.99
WEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                       (8.58)          --             --              2.16
WEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                   8.06           --             --              4.22
WEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)        (19.88)          --             --             (1.83)
WEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                     (17.58)          --             --             (0.69)
WEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                       (16.55)          --             --              6.39
WESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)              15.75           --             --             10.47
WEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)              4.08           --             --              1.63
             FIDELITY(R) VIP
WMDC1        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)              (5.47)          --             --             22.97
             FTVIPT
WMSS1        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(j)         4.90         7.96             --              8.38
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM1        Main Street Small Cap Fund/VA, Service Shares
             (7/02; 5/98)(c)                                                 (2.35)          --             --              1.65
             PUTNAM VARIABLE TRUST
WIGR1        Putnam VT International Growth Fund -
             Class IB Shares (3/00; 1/97)(k)                                (22.28)          --             --              7.31

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)


(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g) Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Cumulative return (not annualized) since commencement date of the subaccount.

(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001

                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                                         SINCE
SUBACCOUNT          INVESTING IN:                                                 1 YEAR            5 YEARS          COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
ESI                 Bond Fund (2/95; 10/81)(b)                                      (1.54%)           3.51%              5.82%
EMS                 Cash Management Fund (2/95; 10/81)                              (5.11)            3.44               3.47
WDEI5               Diversified Equity Income Fund (3/00; 9/99)                     (6.56)              --               0.50
EGD                 NEW DIMENSIONS FUND(R)(10/97; 5/96)                            (23.65)              --               5.82
WSVA5               Partners Small Cap Value Fund (5/02; 8/01)(c)                      --               --                 --
                    AIM V.I.
WABA5               Basic Value Fund, Series II (7/02; 9/01)(c),(e)                    --               --                 --
                    EVERGREEN VA
WEBC5               Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                       --               --                 --
WECG5               Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                  --               --                 --
WECB5               Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                   --               --                 --
WEEI5               Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                    --               --                 --
WEFF5               Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      --               --                 --
WEGO5               Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                  --               --                 --
WEGR5               Growth Fund - Class 2 (7/02; 3/98)(c),(f)                          --               --                 --
WEHI5               High Income Fund - Class 2 (7/02; 6/99)(c),(f)                     --               --                 --
WEIG5               International Growth Fund - Class 2 (7/02; 8/98)(c),(f)            --               --                 --
WEMA5               Masters Fund - Class 2 (7/02; 1/99)(c),(f)                         --               --                 --
WEOE5               Omega Fund - Class 2 (7/02; 3/97)(c),(f)                           --               --                 --
WESM5               Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                 --               --                 --
WEST5               Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                --               --                 --
                    FIDELITY(R) VIP
WMDC5               Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                 --               --              (6.05)(i)
                    FTVIPT
EMU                 Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(j)        (2.11)              --               7.60
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)(c)                                                    --               --                 --
                    PUTNAM VARIABLE TRUST
EPL                 Putnam VT International Growth Fund -
                    Class IB Shares (9/99; 1/97)(k)                                (27.20)              --              (4.92)
                                                                                              PERFORMANCE OF THE FUND

                                                                                                                            SINCE
SUBACCOUNT          INVESTING IN:                                                 1 YEAR      5 YEARS      10 YEARS     COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
ESI                 Bond Fund (2/95; 10/81)(b)                                    (1.54%)       3.51%        5.83%          8.72%
EMS                 Cash Management Fund (2/95; 10/81)                            (5.11)        3.44         2.98           4.88
WDEI5               Diversified Equity Income Fund (3/00; 9/99)                   (6.56)          --           --          (1.66)
EGD                 NEW DIMENSIONS FUND(R)(10/97; 5/96)                          (23.65)        8.30           --           9.20
WSVA5               Partners Small Cap Value Fund (5/02; 8/01)(c)                    --           --           --          (1.27)(d)
                    AIM V.I.
WABA5               Basic Value Fund, Series II (7/02; 9/01)(c),(e)                  --           --           --          (5.29)(d)
                    EVERGREEN VA
WEBC5               Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                 (23.57)          --           --         (20.62)
WECG5               Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)            (20.31)          --           --           1.58
WECB5               Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                 --           --           --             --
WEEI5               Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)              (19.36)          --           --          (7.53)
WEFF5               Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                (16.27)        4.79           --           6.26
WEGO5               Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)            (20.68)          --           --           3.65
WEGR5               Growth Fund - Class 2 (7/02; 3/98)(c),(f)                    (14.56)          --           --           1.32
WEHI5               High Income Fund - Class 2 (7/02; 6/99)(c),(f)                 0.81           --           --           2.16
WEIG5               International Growth Fund - Class 2 (7/02; 8/98)(c),(f)      (24.99)          --           --          (2.77)
WEMA5               Masters Fund - Class 2 (7/02; 1/99)(c),(f)                   (22.87)          --           --          (2.16)
WEOE5               Omega Fund - Class 2 (7/02; 3/97)(c),(f)                     (21.92)          --           --           7.04
WESM5               Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)             7.93           --           --           9.46
WEST5               Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)           (2.87)          --           --           2.30
                    FIDELITY(R) VIP
WMDC5               Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)           (11.69)          --           --          21.46
                    FTVIPT
EMU                 Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(j)      (2.11)        8.62           --           9.04
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)(c)                                               (8.82)          --           --           0.76
                    PUTNAM VARIABLE TRUST
EPL                 Putnam VT International Growth Fund -
                    Class IB Shares (9/99; 1/97)(k)                              (27.20)          --           --           8.06

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and the withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)


(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g) Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Cumulative return (not annualized) since commencement date of the subaccount.

(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001

                                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                                                         SINCE
SUBACCOUNT          INVESTING IN:                                                 1 YEAR            5 YEARS          COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
ESI                 Bond Fund (2/95; 10/81)(b)                                       6.15%            3.42%              5.82%
EMS                 Cash Management Fund (2/95; 10/81)                               2.27             3.29               3.47
WDEI5               Diversified Equity Income Fund (3/00; 9/99)                      0.70               --               4.70
EGD                 NEW DIMENSIONS FUND(R)(10/97; 5/96)                            (17.88)              --               5.82
WSVA5               Partners Small Cap Value Fund (5/02; 8/01)(c)                      --               --                 --
                    AIM V.I.
WABA5               Basic Value Fund, Series II (7/02; 9/01)(c),(e)                    --               --                 --
                    EVERGREEN VA
WEBC5               Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                       --               --                 --
WECG5               Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                  --               --                 --
WECB5               Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                   --               --                 --
WEEI5               Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                    --               --                 --
WEFF5               Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      --               --                 --
WEGO5               Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                  --               --                 --
WEGR5               Growth Fund - Class 2 (7/02; 3/98)(c),(f)                          --               --                 --
WEHI5               High Income Fund - Class 2 (7/02; 6/99)(c),(f)                     --               --                 --
WEIG5               International Growth Fund - Class 2 (7/02; 8/98)(c),(f)            --               --                 --
WEMA5               Masters Fund - Class 2 (7/02; 1/99)(c),(f)                         --               --                 --
WEOE5               Omega Fund - Class 2 (7/02; 3/97)(c),(f)                           --               --                 --
WESM5               Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                 --               --                 --
WEST5               Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                --               --                 --
                    FIDELITY(R) VIP
WMDC5               Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                 --               --               1.24(i)
                    FTVIPT
EMU                 Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(j)         5.53               --              10.74
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)(c)                                                    --               --                 --
                    PUTNAM VARIABLE TRUST
EPL                 Putnam VT International Growth Fund -
                    Class IB Shares (9/99; 1/97)(k)                                (21.74)              --              (2.14)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT          INVESTING IN:                                             1 YEAR         5 YEARS      10 YEARS   COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
ESI                 Bond Fund (2/95; 10/81)(b)                                    6.15%        3.51%        5.83%         8.72%
EMS                 Cash Management Fund (2/95; 10/81)                            2.27         3.44         2.98          4.88
WDEI5               Diversified Equity Income Fund (3/00; 9/99)                   0.70           --           --          1.20
EGD                 NEW DIMENSIONS FUND(R)(10/97; 5/96)                         (17.88)        8.30           --          9.20
WSVA5               Partners Small Cap Value Fund (5/02; 8/01)(c)                   --           --           --          6.46(d)
                    AIM V.I.
WABA5               Basic Value Fund, Series II (7/02; 9/01)(c),(e)                 --           --           --          2.15(d)
                    EVERGREEN VA
WEBC5               Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                (17.79)          --           --        (17.05)
WECG5               Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)           (14.25)          --           --          3.05
WECB5               Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                --           --           --            --
WEEI5               Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)             (13.22)          --           --         (4.80)
WEFF5               Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                (9.86)        4.79           --          6.26
WEGO5               Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)           (14.65)          --           --          3.65
WEGR5               Growth Fund - Class 2 (7/02; 3/98)(c),(f)                    (8.00)          --           --          2.81
WEHI5               High Income Fund - Class 2 (7/02; 6/99)(c),(f)                8.71           --           --          4.85
WEIG5               International Growth Fund - Class 2 (7/02; 8/98)(c),(f)     (19.34)          --           --         (1.17)
WEMA5               Masters Fund - Class 2 (7/02; 1/99)(c),(f)                  (17.03)          --           --         (0.02)
WEOE5               Omega Fund - Class 2 (7/02; 3/97)(c),(f)                    (16.00)          --           --          7.04
WESM5               Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)           16.45           --           --         11.14
WEST5               Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)           4.70           --           --          2.30
                    FIDELITY(R) VIP
WMDC5               Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)           (4.88)          --           --         23.72
                    FTVIPT
EMU                 Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(j)      5.53         8.62           --          9.04
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)(c)                                              (1.76)          --           --          2.30
                    PUTNAM VARIABLE TRUST
EPL                 Putnam VT International Growth Fund -
                    Class IB Shares (9/99; 1/97)(k)                             (21.74)          --           --          8.06

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.25% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)


(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g) Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Cumulative return (not annualized) since commencement date of the subaccount.

(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF DEATH BENEFIT OPTION C AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001

                                                                                  PERFORMANCE SINCE
                                                                                     COMMENCEMENT
SUBACCOUNT          INVESTING IN:                                                OF THE SUBACCOUNT(b)
                    AXP(R) VARIABLE PORTFOLIO -
WBND9               Bond Fund (2/02; 10/81)(c)                                              --%
WCMG9               Cash Management Fund (2/02; 10/81)                                      --
WDEI9               Diversified Equity Income Fund (2/02; 9/99)                             --
WNDM9               NEW DIMENSIONS FUND(R)(2/02; 5/96)                                      --
WSVA9               Partners Small Cap Value Fund (5/02; 8/01)                              --
                    AIM V.I.
WABA9               Basic Value Fund, Series II (7/02; 9/01)(e)                             --
                    EVERGREEN VA
WEBC9               Blue Chip Fund - Class 2 (7/02; 4/00)(f)                                --
WECG9               Capital Growth Fund - Class 2 (7/02; 3/98)(f)                           --
WECB9               Core Bond Fund - Class 2 (7/02; 7/02)(f),(g)                            --
WEEI9               Equity Index Fund - Class 2 (7/02; 9/99)(f)                             --
WEFF9               Foundation Fund - Class 2 (7/02; 3/96)(f)                               --
WEGO9               Global Leaders Fund - Class 2 (7/02; 3/97)(f)                           --
WEGR9               Growth Fund - Class 2 (7/02; 3/98)(f)                                   --
WEHI9               High Income Fund - Class 2 (7/02; 6/99)(f)                              --
WEIG9               International Growth Fund - Class 2 (7/02; 8/98)(f)                     --
WEMA9               Masters Fund - Class 2 (7/02; 1/99)(f)                                  --
WEOE9               Omega Fund - Class 2 (7/02; 3/97)(f)                                    --
WESM9               Small Cap Value Fund - Class 2 (7/02; 5/98)(f)                          --
WEST9               Strategic Income Fund - Class 2 (7/02; 3/97)(f)                         --
                    FIDELITY(R) VIP
WMDC9               Mid Cap Portfolio Service Class 2 (2/02; 12/98)(h)                      --
                    FTVIPT
WMSS9               Mutual Shares Securities Fund - Class 2 (2/02; 11/96)(i)                --
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM9               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)                                                            --
                    PUTNAM VARIABLE TRUST
WIGR9               Putnam VT International Growth Fund -
                    Class IB Shares (2/02; 1/97)(j)                                         --

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT          INVESTING IN:                                                   1 YEAR   5 YEARS       10 YEARS    COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
WBND9               Bond Fund (2/02; 10/81)(c)                                        5.45%    2.74%          5.10%       7.94%
WCMG9               Cash Management Fund (2/02; 10/81)                               1.57      2.67           2.29        4.10
WDEI9               Diversified Equity Income Fund (2/02; 9/99)                     (0.01)       --             --        0.46
WNDM9               NEW DIMENSIONS FUND(R)(2/02; 5/96)                             (18.52)     7.47             --        8.41
WSVA9               Partners Small Cap Value Fund (5/02; 8/01)                         --        --             --        6.18(d)
                    AIM V.I.
WABA9               Basic Value Fund, Series II (7/02; 9/01)(e)                        --        --             --        1.93(d)
                    EVERGREEN VA
WEBC9               Blue Chip Fund - Class 2 (7/02; 4/00)(f)                       (18.42)       --             --      (17.75)
WECG9               Capital Growth Fund - Class 2 (7/02; 3/98)(f)                  (14.89)       --             --        2.30
WECB9               Core Bond Fund - Class 2 (7/02; 7/02)(f),(g)                       --        --             --          --
WEEI9               Equity Index Fund - Class 2 (7/02; 9/99)(f)                    (13.86)       --             --       (5.54)
WEFF9               Foundation Fund - Class 2 (7/02; 3/96)(f)                      (10.52)     4.00             --        5.45
WEGO9               Global Leaders Fund - Class 2 (7/02; 3/97)(f)                  (15.29)       --             --        2.88
WEGR9               Growth Fund - Class 2 (7/02; 3/98)(f)                           (8.67)       --             --        2.06
WEHI9               High Income Fund - Class 2 (7/02; 6/99)(f)                       7.95        --             --        4.12
WEIG9               International Growth Fund - Class 2 (7/02; 8/98)(f)            (19.96)       --             --       (1.93)
WEMA9               Masters Fund - Class 2 (7/02; 1/99)(f)                         (17.66)       --             --       (0.79)
WEOE9               Omega Fund - Class 2 (7/02; 3/97)(f)                           (16.64)       --             --        6.28
WESM9               Small Cap Value Fund - Class 2 (7/02; 5/98)(f)                  15.63        --             --       10.36
WEST9               Strategic Income Fund - Class 2 (7/02; 3/97)(f)                  3.97        --             --        1.53
                    FIDELITY(R) VIP
WMDC9               Mid Cap Portfolio Service Class 2 (2/02; 12/98)(h)              (5.56)       --             --       22.85
                    FTVIPT
WMSS9               Mutual Shares Securities Fund - Class 2 (2/02; 11/96)(i)         4.79      7.85             --        8.27
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM9               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)                                                    (2.45)       --             --        1.55
                    PUTNAM VARIABLE TRUST
WIGR9               Putnam VT International Growth Fund -
                    Class IB Shares (2/02; 1/97)(j)                                (22.35)       --             --        7.20

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) The subaccounts did not commence operations during the year 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g) Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001

                                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                                       SINCE
SUBACCOUNT          INVESTING IN:                                                          1 YEAR                  COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
SBND2               Bond Fund (5/00; 10/81)(b)                                              6.05%                       6.82%
SCMG2               Cash Management Fund (5/00; 10/81)                                      2.17                        3.14
WDEI3               Diversified Equity Income Fund (3/00; 9/99)                             0.60                        4.59
WNDM3               NEW DIMENSIONS FUND(R)(3/00; 5/96)                                    (17.97)                     (17.30)
WSVA3               Partners Small Cap Value Fund (5/02; 8/01)(c)                             --                          --
                    AIM V.I.
WABA3               Basic Value Fund, Series II (7/02; 9/01)(c),(e)                           --                          --
                    EVERGREEN VA
WEBC3               Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                              --                          --
WECG3               Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                         --                          --
WECB3               Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                          --                          --
WEEI3               Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                           --                          --
WEFF3               Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                             --                          --
WEGO3               Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                         --                          --
WEGR3               Growth Fund - Class 2 (7/02; 3/98)(c),(f)                                 --                          --
WEHI3               High Income Fund - Class 2 (7/02; 6/99)(c),(f)                            --                          --
WEIG3               International Growth Fund - Class 2 (7/02; 8/98)(c),(f)                   --                          --
WEMA3               Masters Fund - Class 2 (7/02; 1/99)(c),(f)                                --                          --
WEOE3               Omega Fund - Class 2 (7/02; 3/97)(c),(f)                                  --                          --
WESM3               Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                        --                          --
WEST3               Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                       --                          --
                    FIDELITY(R) VIP
WMDC3               Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                        --                        1.18(i)
                    FTVIPT
WMSS3               Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(j)                5.42                       12.38
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3               Main Street Small Cap Fund/VA, Service Shares
                    (7/02; 5/98)(c)                                                           --                          --
                    PUTNAM VARIABLE TRUST
WIGR3               Putnam VT International Growth Fund -
                    Class IB Shares (3/00; 1/97)(k)                                       (21.82)                     (21.04)
                                                                                             PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT          INVESTING IN:                                                 1 YEAR    5 YEARS       10 YEARS     COMMENCEMENT
                    AXP(R) VARIABLE PORTFOLIO -
SBND2               Bond Fund (5/00; 10/81)(b)                                      6.05%     3.40%          5.74%          8.62%
SCMG2               Cash Management Fund (5/00; 10/81)                              2.17      3.34           2.92           4.79
WDEI3               Diversified Equity Income Fund (3/00; 9/99)                     0.60        --             --           1.10
WNDM3               NEW DIMENSIONS FUND(R)(3/00; 5/96)                            (17.97)     8.20             --           9.10
WSVA3               Partners Small Cap Value Fund (5/02; 8/01)(c)                     --        --             --           6.42(d)
                    AIM V.I.
WABA3               Basic Value Fund, Series II (7/02; 9/01)(c),(e)                   --        --             --           2.12(d)
                    EVERGREEN VA
WEBC3               Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                  (17.87)       --             --         (17.13)
WECG3               Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)             (14.33)       --             --           2.95
WECB3               Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                  --        --             --             --
WEEI3               Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)               (13.30)       --             --          (4.90)
WEFF3               Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                  (9.95)     4.68             --           6.14
WEGO3               Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)             (14.74)       --             --           3.54
WEGR3               Growth Fund - Class 2 (7/02; 3/98)(c),(f)                      (8.09)       --             --           2.71
WEHI3               High Income Fund - Class 2 (7/02; 6/99)(c),(f)                  8.60        --             --           4.75
WEIG3               International Growth Fund - Class 2 (7/02; 8/98)(c),(f)       (19.42)       --             --          (1.26)
WEMA3               Masters Fund - Class 2 (7/02; 1/99)(c),(f)                    (17.11)       --             --          (0.12)
WEOE3               Omega Fund - Class 2 (7/02; 3/97)(c),(f)                      (16.08)       --             --           6.93
WESM3               Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)             16.33        --             --          11.03
WEST3               Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)             4.60        --             --           2.20
                    FIDELITY(R) VIP
WMDC3               Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)             (4.98)       --             --          23.59
                    FTVIPT
WMSS3               Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(j)        5.42      8.51             --           8.93
                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM3               Main Street Small Cap Fund/VA, Service Shares
                    (7/20; 5/98)(c)                                                (1.86)       --             --           2.20
                    PUTNAM VARIABLE TRUST
WIGR3               Putnam VT International Growth Fund -
                    Class IB Shares (3/00; 1/97)(k)                               (21.82)       --             --           7.94

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)


(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g) Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Cumulative return (not annualized) since commencement date of the subaccount.

(j) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                         P

where:          P = a hypothetical initial payment of $1,000

              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable withdrawal charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001

SUBACCOUNT      INVESTING IN:                                          SIMPLE YIELD     COMPOUND YIELD
EMS             AXP(R) Variable Portfolio -- Cash Management Fund           0.21%           0.21%
SCMG2           AXP(R) Variable Portfolio -- Cash Management Fund           0.12            0.12
SCMG1           AXP(R) Variable Portfolio -- Cash Management Fund           0.01            0.01

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where:          a = dividends and investment income earned during the period

                b = expenses accrued for the period (net of reimbursements)

                c = the average daily number of accumulation units outstanding during the period that were entitled  to receive dividends

                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001

SUBACCOUNT      INVESTING IN:                            YIELD
ESI             AXP(R) Variable Portfolio -- Bond Fund    5.67%
SBND2           AXP(R) Variable Portfolio -- Bond Fund    6.18
SBND1           AXP(R) Variable Portfolio -- Bond Fund    5.76


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.


The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR:

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life please contact your sales representative or view our current ratings by visiting the agency Web sites directly at:

RATING AGENCY

A.M. Best                                              www.ambest.com

Fitch (formerly Duff & Phelps)                         www.fitchratings.com

Moody's                                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY


We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- Evergreen Privilege(SM) Variable Annuity (comprised of subaccounts ESI, SBND2, SBND1, EMS, SCMG2, SCMG1, WDEI5, WDEI3, SDEI1, WDEI1, EGD, WNDM3, SNDM1, WNDM1, WMDC5, WMDC3, WMDC1, EMU, WMSS3, SMSS1, WMSS1, EPL, WIGR3 and WIGR1) as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- Evergreen Privilege(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP



Minneapolis, Minnesota
March 22, 2002

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                   ----------------------------------------------
DECEMBER 31, 2001                                                                        ESI     SBND2       SBND1         EMS
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                       $13,766,541  $408,007  $1,520,488  $10,636,787
                                                                                   ----------------------------------------------
     at market value                                                               $13,100,494  $406,869  $1,516,795  $10,636,500
Dividends receivable                                                                    61,562     1,983       7,062       17,272
Accounts receivable from American Enterprise Life for contract purchase payments            --        --          --           --
Receivable from mutual funds and portfolios for share redemptions                           --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        13,162,056   408,852   1,523,857   10,653,772
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                     14,023       490       1,865       12,144
     Administrative charge                                                               1,683        54         193        1,457
     Contract terminations                                                              24,012    61,526      31,136       14,931
Payable to mutual funds and portfolios for investments purchased                            --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       39,718    62,070      33,194       28,532
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                          $13,108,485   346,782   1,490,663  $10,625,231
Net assets applicable to contracts in payment period                                    13,853        --          --            9
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $13,122,338  $346,782  $1,490,663  $10,625,240
=================================================================================================================================
Accumulation units outstanding                                                       8,923,249   316,869   1,362,937    8,408,678
=================================================================================================================================
Net asset value per accumulation unit                                              $      1.47  $   1.09  $     1.09  $      1.26
=================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                        -----------------------------
DECEMBER 31, 2001                                                                          SCMG2               SCMG1
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                            $4,251,833        $11,992,250
                                                                                        -----------------------------
     at market value                                                                    $4,251,735        $11,991,940
Dividends receivable                                                                         6,609             18,459
Accounts receivable from American Enterprise Life for contract purchase payments                --                 --
Receivable from mutual funds and portfolios for share redemptions                               --                 --
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                             4,258,344         12,010,399
=====================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                          5,030             15,091
     Administrative charge                                                                     559              1,561
     Contract terminations                                                                   9,678             31,880
Payable to mutual funds and portfolios for investments purchased                                --                 --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                           15,267             48,532
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                4,170,277         11,961,867
Net assets applicable to contracts in payment period                                        72,800                 --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                                                        $4,243,077        $11,961,867
=====================================================================================================================
Accumulation units outstanding                                                           3,979,500         11,399,177
=====================================================================================================================
Net asset value per accumulation unit                                                   $     1.05        $      1.05
=====================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                    --------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                         WDEI5    WDEI3     SDEI1     WDEI1
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                        $114,548  $244,153  $390,467  $151,981
                                                                                    --------------------------------------
     at market value                                                                $116,442  $242,292  $396,651  $156,250
Dividends receivable                                                                      --        --        --        --
Accounts receivable from American Enterprise Life for contract purchase payments       8,486       302        --        --
Receivable from mutual funds and portfolios for share redemptions                         --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         124,928   242,594   396,651   156,250
==========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                      116       279       487       170
     Administrative charge                                                                14        31        50        16
     Contract terminations                                                                --        --        --        --
Payable to mutual funds and portfolios for investments purchased                          --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        130       310       537       186
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            124,798   242,284   396,114   156,064
Net assets applicable to contracts in payment period                                      --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $124,798  $242,284  $396,114  $156,064
==========================================================================================================================
Accumulation units outstanding                                                       114,711   223,084   367,200   144,235
==========================================================================================================================
Net asset value per accumulation unit                                               $   1.09  $   1.09  $   1.08  $   1.08
==========================================================================================================================
                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                    -----------------------------
DECEMBER 31, 2001 (CONTINUED)                                                           EGD                WNDM3
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                        $6,418,939         $2,773,519
                                                                                    -----------------------------
     at market value                                                                $5,323,764         $2,202,965
Dividends receivable                                                                        --                 --
Accounts receivable from American Enterprise Life for contract purchase payments        52,906             10,178
Receivable from mutual funds and portfolios for share redemptions                           --                 --
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                         5,376,670          2,213,143
=================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                      5,654              2,494
     Administrative charge                                                                 678                277
     Contract terminations                                                                  --                 --
Payable to mutual funds and portfolios for investments purchased                            --                 --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        6,332              2,771
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                           $5,370,338          2,210,372
Net assets applicable to contracts in payment period                                        --                 --
-----------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $5,370,338         $2,210,372
=================================================================================================================
Accumulation units outstanding                                                       4,236,699          3,127,972
=================================================================================================================
Net asset value per accumulation unit                                               $     1.27         $     0.71
=================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                   ---------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                          SNDM1    WNDM1    WMDC5     WMDC3
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                       $2,733,617  $312,445  $95,296  $157,482
                                                                                   ---------------------------------------
     at market value                                                               $2,142,412  $255,777  $99,826  $165,341
Dividends receivable                                                                       --        --       --        --
Accounts receivable from American Enterprise Life for contract purchase payments           --        --       --       809
Receivable from mutual funds and portfolios for share redemptions                          --        --      115       204
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        2,142,412   255,777   99,941   166,354
==========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                     2,630       335      103       184
     Administrative charge                                                                272        33       12        20
     Contract terminations                                                                382        --       --        --
Payable to mutual funds and portfolios for investments purchased                           --        --       --       809
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       3,284       368      115     1,013
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                           2,139,128   255,409   99,826   165,341
Net assets applicable to contracts in payment period                                       --        --       --        --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $2,139,128  $255,409  $99,826  $165,341
==========================================================================================================================
Accumulation units outstanding                                                      2,896,006   362,662   93,943   155,709
==========================================================================================================================
Net asset value per accumulation unit                                              $     0.74  $   0.70  $  1.06  $   1.06
==========================================================================================================================
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                   ---------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                            WMDC1                EMU
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                             $12,590           $681,235
                                                                                   ---------------------------------------
     at market value                                                                     $13,647           $673,880
Dividends receivable                                                                          --                 --
Accounts receivable from American Enterprise Life for contract purchase payments              --             28,144
Receivable from mutual funds and portfolios for share redemptions                             20                746
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                              13,667            702,770
==========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                           18                666
     Administrative charge                                                                     2                 80
     Contract terminations                                                                    --                 --
Payable to mutual funds and portfolios for investments purchased                              --             28,144
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                             20             28,890
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                 13,647           $673,880
Net assets applicable to contracts in payment period                                          --                 --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                         $13,647           $673,880
==========================================================================================================================
Accumulation units outstanding                                                            12,870            546,335
==========================================================================================================================
Net asset value per accumulation unit                                                    $  1.06           $   1.23
==========================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                       --------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                            WMSS3      SMSS1    WMSS1     EPL
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                           $384,737  $612,873  $26,936  $2,121,939
                                                                                       ---------------------------------------
     at market value                                                                   $380,068  $593,143  $27,810  $1,651,442
Dividends receivable                                                                         --        --       --          --
Accounts receivable from American Enterprise Life for contract purchase payments          3,384        --       --      21,233
Receivable from mutual funds and portfolios for share redemptions                           442     8,200       35       1,856
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                            383,894   601,343   27,845   1,674,531
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                         398       736       32       1,657
     Administrative charge                                                                   44        76        3         199
     Contract terminations                                                                   --     7,388       --          --
Payable to mutual funds and portfolios for investments purchased                          3,384        --       --      21,233
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,826     8,200       35      23,089
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                               380,068   593,143   27,810  $1,651,442
Net assets applicable to contracts in payment period                                         --        --       --          --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                       $380,068  $593,143  $27,810  $1,651,442
==============================================================================================================================
Accumulation units outstanding                                                          324,208   472,993   23,784   1,775,441
==============================================================================================================================
Net asset value per accumulation unit                                                  $   1.17  $   1.25  $  1.17  $     0.93
==============================================================================================================================
                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                       ---------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                               WIGR3               WIGR1
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
     at cost                                                                              $3,098,896         $  930,749
                                                                                       ---------------------------------
     at market value                                                                      $2,370,620           $727,520
Dividends receivable                                                                              --                 --
Accounts receivable from American Enterprise Life for contract purchase payments                  --                 --
Receivable from mutual funds and portfolios for share redemptions                              7,178              1,041
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                                               2,377,798            728,561
=======================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
     Mortality and expense risk fee                                                            2,690                949
     Administrative charge                                                                       299                 92
     Contract terminations                                                                     4,189                 --
Payable to mutual funds and portfolios for investments purchased                                  --                 --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              7,178              1,041
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                  2,370,620            727,520
Net assets applicable to contracts in payment period                                              --                 --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $2,370,620         $  727,520
=======================================================================================================================
Accumulation units outstanding                                                             4,039,987          1,244,429
=======================================================================================================================
Net asset value per accumulation unit                                                     $     0.59         $     0.58
=======================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                         ESI     SBND2       SBND1         EMS
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                $  873,779  $ 14,120  $  123,012  $   378,788
Variable account expenses                                                          191,594     3,336      30,364      158,115
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                     682,185    10,784      92,648      220,673
=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                         2,569,776    85,912   4,387,167   41,072,518
     Cost of investments sold                                                    2,699,735    85,246   4,385,042   41,073,614
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (129,959)      666       2,125       (1,096)
Distributions from capital gain                                                         --        --          --           --
Net change in unrealized appreciation or depreciation of investments               249,511    (2,242)    (12,724)         605
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     119,552    (1,576)    (10,599)        (491)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  801,737  $  9,208  $   82,049  $   220,182
=============================================================================================================================
                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                             SCMG2               SCMG1
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                      $  140,086        $   539,123
Variable account expenses                                                                 59,862            242,770
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                            80,224            296,353
=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                               5,774,193         40,299,468
     Cost of investments sold                                                          5,774,140         40,299,419
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                              53                 49
Distributions from capital gain                                                               --                 --
Net change in unrealized appreciation or depreciation of investments                        (177)              (576)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              (124)              (527)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       $   80,100        $   295,826
=============================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                   --------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             WDEI5    WDEI3      SDEI1      WDEI1
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                   $  630  $  2,190  $     4,440  $   947
Variable account expenses                                                             671     2,464        5,099    1,285
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                        (41)     (274)        (659)    (338)
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                            5,329   168,391    2,217,200   11,633
     Cost of investments sold                                                       5,513   170,206    2,267,130   11,200
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                     (184)   (1,815)     (49,930)     433
Distributions from capital gain                                                        --        --           --       --
Net change in unrealized appreciation or depreciation of investments                1,747    (3,989)       4,363    3,152
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      1,563    (5,804)     (45,567)   3,585
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $1,522  $ (6,078) $   (46,226) $ 3,247
=========================================================================================================================
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                   --------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                     EGD                WNDM3
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                      $    11,728          $   4,610
-------------------------------------------------------------------------------------------------------------------------
Variable account expenses                                                                  72,057             29,406
=========================================================================================================================
Investment income (loss)-- net                                                            (60,329)           (24,796)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                                  704,989            195,608
     Cost of investments sold                                                             831,932            247,617
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                         (126,943)           (52,009)
Distributions from capital gain                                                                --                 --
Net change in unrealized appreciation or depreciation of investments                     (844,510)          (288,903)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                           (971,453)          (340,912)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       $(1,031,782)         $(365,708)
=========================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                   ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                              SNDM1      WNDM1     WMDC5(1)  WMDC3(1)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                   $   4,492  $    545      $  --     $  --
Variable account expenses                                                             30,444     3,820        338       670
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                       (25,952)   (3,275)      (338)     (670)
=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                             459,920    31,927        232       591
     Cost of investments sold                                                        587,884    40,010        227       592
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (127,964)   (8,083)         5        (1)
Distributions from capital gain                                                           --        --         --        --
Net change in unrealized appreciation or depreciation of investments                (245,647)  (28,551)     4,530     7,859
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (373,611)  (36,634)     4,535     7,858
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $(399,563) $(39,909)    $4,197    $7,188
=============================================================================================================================
                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                   ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                    WMDC1(1)          EMU
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                           $  --           $  9,276
Variable account expenses                                                                     54              6,222
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                               (54)             3,054
=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                                   4,225            417,991
     Cost of investments sold                                                              4,039            424,750
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                             186             (6,759)
Distributions from capital gain                                                               --             31,187
Net change in unrealized appreciation or depreciation of investments                       1,057            (25,983)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             1,243             (1,555)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                           $1,189           $  1,499
=============================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                -----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                          WMSS3      SMSS1      WMSS1        EPL
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                $ 11,541  $   27,858   $  176  $    6,387
Variable account expenses                                                          4,232      14,205      185      29,098
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                     7,309      13,653       (9)    (22,711)
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                         616,939   2,050,244    7,300   1,452,676
     Cost of investments sold                                                    627,345   2,172,538    7,502   1,998,906
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                 (10,406)   (122,294)    (202)   (546,230)
Distributions from capital gain                                                   38,801      93,662      591     260,377
Net change in unrealized appreciation or depreciation of investments              (6,858)    (24,654)     466    (306,534)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    21,537     (53,286)     855    (592,387)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ 28,846  $  (39,633)  $  846  $ (615,098)
=========================================================================================================================
                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                -----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                   WIGR3               WIGR1
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                       $   6,141          $   1,765
Variable account expenses                                                                 34,218             11,832
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                           (28,077)           (10,067)
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
     Proceeds from sales                                                                 349,492            143,256
     Cost of investments sold                                                            469,182            186,828
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                        (119,690)           (43,572)
Distributions from capital gain                                                          250,359             71,944
Net change in unrealized appreciation or depreciation of investments                    (658,627)          (190,943)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          (527,958)          (162,571)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $(556,035)         $(172,638)
=========================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                        -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                  ESI      SBND2       SBND1         EMS
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                          $   682,185  $ 10,784  $   92,648  $   220,673
Net realized gain (loss) on sales of investments                           (129,959)      666       2,125       (1,096)
Distributions from capital gain                                                  --        --          --           --
Net change in unrealized appreciation or depreciation of investments        249,511    (2,242)    (12,724)         605
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             801,737     9,208      82,049      220,182
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  392,694    38,469      45,721    2,036,753
Net transfers(1)                                                            135,621   245,358     751,120    5,157,424
Annuity payments                                                             (1,075)       --          --           --
Contract terminations:
     Surrender benefits and contract charges                             (1,253,230)  (11,871)    (98,267)  (2,250,927)
     Death benefits                                                        (110,742)       --          --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (836,732)  271,956     698,574    4,943,250
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          13,157,333    65,618     710,040    5,461,808
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $13,122,338  $346,782  $1,490,663  $10,625,240
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    9,498,099    63,589     687,876    4,421,199
Contract purchase payments                                                  276,188    35,644      42,929    1,634,378
Net transfers(1)                                                             98,081   228,539     723,511    4,127,361
Contract terminations:
     Surrender benefits and contract charges                               (872,057)  (10,903)    (91,379)  (1,774,260)
     Death benefits                                                         (77,062)       --          --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          8,923,249   316,869   1,362,937    8,408,678
=======================================================================================================================
                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                           -------------------------------
YEAR ENDED DECEMBER 31, 2001                                                    SCMG2               SCMG1
----------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                             $    80,224        $   296,353
Net realized gain (loss) on sales of investments                                    53                 49
Distributions from capital gain                                                     --                 --
Net change in unrealized appreciation or depreciation of investments              (177)              (576)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 80,100            295,826
==========================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   3,074,012          2,282,409
Net transfers(1)                                                            (1,001,893)           449,362
Annuity payments                                                                (4,987)                --
Contract terminations:
     Surrender benefits and contract charges                                  (410,435)        (2,502,884)
     Death benefits                                                           (173,380)          (396,463)
----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               1,483,317           (167,576)
----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              2,679,660         11,833,617
----------------------------------------------------------------------------------------------------------
Net assets at end of year                                                  $ 4,243,077        $11,961,867
==========================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       2,612,928         11,510,757
Contract purchase payments                                                   2,973,969          2,233,625
Net transfers(1)                                                              (971,035)           460,986
Contract terminations:
     Surrender benefits and contract charges                                  (467,761)        (2,394,165)
     Death benefits                                                           (168,601)          (412,026)
----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             3,979,500         11,399,177
==========================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                               ------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                          WDEI5              WDEI3              SDEI1
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                                 $     (41)          $    (274)         $    (659)
Net realized gain (loss) on sales of investments                                    (184)             (1,815)           (49,930)
Distributions from capital gain                                                       --                  --                 --
Net change in unrealized appreciation or depreciation of investments               1,747              (3,989)             4,363
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    1,522              (6,078)           (46,226)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                        30,207              73,764             (5,585)
Net transfers(1)                                                                  85,446             189,921            418,967
Annuity payments                                                                      --                  --                 --
Contract terminations:
     Surrender benefits and contract charges                                        (316)            (86,621)           (18,000)
     Death benefits                                                                   --                  --             (8,733)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                   115,337             177,064            386,649
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                    7,939              71,298             55,691
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $124,798            $242,284           $396,114
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                             7,350              66,033             51,889
Contract purchase payments                                                        28,086              68,149             (4,801)
Net transfers(1)                                                                  79,571             167,393            345,177
Contract terminations:
     Surrender benefits and contract charges                                        (296)            (78,491)           (16,402)
     Death benefits                                                                   --                  --             (8,663)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 114,711             223,084            367,200
===============================================================================================================================
                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                               ------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         WDEI1               EGD                WNDM3
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                                 $    (338)      $    (60,329)        $  (24,796)
Net realized gain (loss) on sales of investments                                     433           (126,943)           (52,009)
Distributions from capital gain                                                       --                 --                 --
Net change in unrealized appreciation or depreciation of investments               3,152           (844,510)          (288,903)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    3,247         (1,031,782)          (365,708)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                        12,438            412,497            140,640
Net transfers(1)                                                                 101,817            641,651            669,355
Annuity payments                                                                      --                 --                 --
Contract terminations:
     Surrender benefits and contract charges                                      (4,256)          (362,349)           (59,517)
     Death benefits                                                                   --            (25,717)            (8,722)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                   109,999            666,082            741,756
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   42,818          5,736,038          1,834,324
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $156,064        $ 5,370,338         $2,210,372
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                            39,734          3,716,997          2,129,881
Contract purchase payments                                                        12,677            308,358            178,323
Net transfers(1)                                                                  95,762            509,304            914,269
Contract terminations:
     Surrender benefits and contract charges                                      (3,938)          (277,964)           (81,940)
     Death benefits                                                                   --            (19,996)           (12,561)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 144,235          4,236,699          3,127,972
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                   SNDM1              WNDM1            WMDC5(1)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $  (25,952)          $  (3,275)          $   (338)
Net realized gain (loss) on sales of investments                         (127,964)             (8,083)                 5
Distributions from capital gain                                                --                  --                 --
Net change in unrealized appreciation or depreciation of investments     (245,647)            (28,551)             4,530
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (399,563)            (39,909)             4,197
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                182,483               8,197             69,407
Net transfers(2)                                                          220,415             119,299             26,222
Annuity payments                                                               --                  --                 --
Contract terminations:
     Surrender benefits and contract charges                              (88,535)             (2,307)                --
     Death benefits                                                            --                  --                 --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            314,363             125,189             95,629
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         2,224,328             170,129                 --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $2,139,128            $255,409            $99,826
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  2,468,296             197,872                 --
Contract purchase payments                                                224,502              12,127             68,115
Net transfers(2)                                                          323,253             155,674             25,828
Contract terminations:
     Surrender benefits and contract charges                             (120,045)             (3,011)                --
     Death benefits                                                            --                  --                 --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        2,896,006             362,662             93,943
========================================================================================================================
                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 WMDC3(1)           WMDC1(1)             EMU
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $    (670)           $   (54)          $  3,054
Net realized gain (loss) on sales of investments                              (1)               186             (6,759)
Distributions from capital gain                                               --                 --             31,187
Net change in unrealized appreciation or depreciation of investments       7,859              1,057            (25,983)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            7,188              1,189              1,499
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 6,477             13,733             88,382
Net transfers(2)                                                         151,981                 --            423,995
Annuity payments                                                              --                 --                 --
Contract terminations:
     Surrender benefits and contract charges                                (305)            (1,275)           (38,163)
     Death benefits                                                           --                 --                 --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           158,153             12,458            474,214
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               --                 --            198,167
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $165,341            $13,647           $673,880
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                        --                 --            169,587
Contract purchase payments                                                 6,285             14,122             71,278
Net transfers(2)                                                         149,724                 --            336,168
Contract terminations:
     Surrender benefits and contract charges                                (300)            (1,252)           (30,698)
     Death benefits                                                           --                 --                 --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         155,709             12,870            546,335
========================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 WMSS3              SMSS1              WMSS1
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                        $   7,309           $  13,653            $    (9)
Net realized gain (loss) on sales of investments                        (10,406)           (122,294)              (202)
Distributions from capital gain                                          38,801              93,662                591
Net change in unrealized appreciation or depreciation of investments     (6,858)            (24,654)               466
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          28,846             (39,633)               846
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               63,327             277,425                 --
Net transfers(1)                                                        433,640             492,762             20,118
Annuity payments                                                             --                  --                 --
Contract terminations:
     Surrender benefits and contract charges                           (163,814)           (231,063)              (241)
     Death benefits                                                     (25,292)                 --                 --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          307,861             539,124             19,877
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          43,361              93,652              7,087
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 380,068           $ 593,143            $27,810
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   38,958              78,742              6,378
Contract purchase payments                                               55,963             214,860                 --
Net transfers(1)                                                        386,654             370,604             17,617
Contract terminations:
     Surrender benefits and contract charges                           (135,582)           (191,213)              (211)
     Death benefits                                                     (21,785)                 --                 --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        324,208             472,993             23,784
======================================================================================================================
                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                   EPL               WIGR3               WIGR1
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                        $   (22,711)       $   (28,077)         $ (10,067)
Net realized gain (loss) on sales of investments                         (546,230)          (119,690)           (43,572)
Distributions from capital gain                                           260,377            250,359             71,944
Net change in unrealized appreciation or depreciation of investments     (306,534)          (658,627)          (190,943)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (615,098)          (556,035)          (172,638)
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                247,528            486,056            185,822
Net transfers(1)                                                         (422,501)           489,514            198,220
Annuity payments                                                               --                 --                 --
Contract terminations:
     Surrender benefits and contract charges                             (140,195)           (36,435)           (14,590)
     Death benefits                                                       (31,188)           (22,235)                --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (346,356)           916,900            369,452
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         2,612,896          2,009,755            530,706
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $1,651,442         $2,370,620           $727,520
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  2,191,500          2,678,425            708,444
Contract purchase payments                                                236,938            751,120            282,649
Net transfers(1)                                                         (483,187)           702,637            276,535
Contract terminations:
     Surrender benefits and contract charges                             (140,260)           (59,623)           (23,199)
     Death benefits                                                       (29,550)           (32,572)                --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,775,441          4,039,987          1,244,429
=======================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                 ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                                        ESI              SBND2(1)           SBND1(2)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                                   $   658,719            $   378            $ 13,792
Net realized gain (loss) on investments                                              (65,809)               (11)                287
Net change in unrealized appreciation or depreciation of investments                 (92,908)             1,104               9,031
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      500,002              1,471              23,110
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                         1,127,304             57,985             614,278
Net transfers(4)                                                                   1,618,613              6,312              75,028
Annuity payments                                                                        (212)                --                  --
Contract terminations:
     Surrender benefits and contract charges                                        (791,854)              (150)             (2,376)
     Death benefits                                                                 (116,821)                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                     1,837,030             64,147             686,930
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   10,820,301                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                        $13,157,333            $65,618            $710,040
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                             8,126,599                 --                  --
Contract purchase payments                                                           817,990             57,580             616,025
Net transfers(4)                                                                   1,214,069              6,156              74,203
Contract terminations:
     Surrender benefits and contract charges                                        (573,807)              (147)             (2,352)
     Death benefits                                                                  (86,752)                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                   9,498,099             63,589             687,876
===================================================================================================================================
                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                 ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                                       EMS       SCMG2(1)      SCMG1(2)   WDEI5(3)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                                   $  135,974  $    37,100  $    250,010    $   (8)
Net realized gain (loss) on investments                                             (16,587)          21        (1,732)       --
Net change in unrealized appreciation or depreciation of investments                   (891)          79           266       147
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     118,496       37,200       248,544       139
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                        5,658,273    4,269,523    30,026,918     2,848
Net transfers(4)                                                                   (995,418)  (1,615,535)  (17,446,429)    4,952
Annuity payments                                                                         --           --            --        --
Contract terminations:
     Surrender benefits and contract charges                                       (378,581)     (11,528)     (995,416)       --
     Death benefits                                                                 (54,981)          --            --        --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                    4,229,293    2,642,460    11,585,073     7,800
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   1,114,019           --            --        --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                        $5,461,808  $ 2,679,660  $ 11,833,617    $7,939
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                              941,161           --            --        --
Contract purchase payments                                                        4,705,351    4,214,767    29,699,520     2,742
Net transfers(4)                                                                   (825,952)  (1,590,647)  (17,222,340)    4,608
Contract terminations:
     Surrender benefits and contract charges                                       (353,020)     (11,192)     (966,423)       --
     Death benefits                                                                 (46,341)          --            --        --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                  4,421,199    2,612,928    11,510,757     7,350
================================================================================================================================

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                             WDEI3(1)           SDEI1(2)            WDEI1(1)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $   (63)           $   (33)            $   (86)
Net realized gain (loss) on investments                                    (64)                (1)                (94)
Net change in unrealized appreciation or depreciation of investments     2,128              1,821               1,117
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          2,001              1,787                 937
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              18,771             14,489              13,234
Net transfers(3)                                                        50,526             39,415              28,647
Annuity payments                                                            --                 --                  --
Contract terminations:
     Surrender benefits and contract charges                                --                 --                  --
     Death benefits                                                         --                 --                  --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          69,297             53,904              41,881
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             --                 --                  --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $71,298            $55,691             $42,818
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      --                 --                  --
Contract purchase payments                                              17,292             13,938              12,321
Net transfers(3)                                                        48,741             37,951              27,413
Contract terminations:
     Surrender benefits and contract charges                                --                 --                  --
     Death benefits                                                         --                 --                  --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        66,033             51,889              39,734
======================================================================================================================
                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  EGD       WNDM3(1)    SNDM1(2)   WNDM1(1)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $   348,747   $  106,072  $  117,444  $  9,613
Net realized gain (loss) on investments                                     72,536      (14,801)    (12,528)      326
Net change in unrealized appreciation or depreciation of investments    (1,137,292)    (281,651)   (345,558)  (28,117)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (716,009)    (190,380)   (240,642)  (18,178)
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               1,763,702    1,621,877   2,310,821    98,338
Net transfers(3)                                                         1,381,484      420,630     208,870    90,857
Annuity payments                                                                --           --          --        --
Contract terminations:
     Surrender benefits and contract charges                              (362,293)     (17,803)    (54,721)     (888)
     Death benefits                                                        (15,459)          --          --        --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           2,767,434    2,024,704   2,464,970   188,307
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          3,684,613           --          --        --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 5,736,038   $1,834,324  $2,224,328  $170,129
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   2,140,748           --          --        --
Contract purchase payments                                               1,038,976    1,699,790   2,320,492   100,911
Net transfers(3)                                                           781,895      450,792     209,407    97,935
Contract terminations:
     Surrender benefits and contract charges                              (235,255)     (20,701)    (61,603)     (974)
     Death benefits                                                         (9,367)          --          --        --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         3,716,997    2,129,881   2,468,296   197,872
======================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 EMU              WMSS3(1)           SMSS1(2)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                           $  3,416            $   (90)            $  (367)
Net realized gain (loss) on investments                                       288                  9                  86
Net change in unrealized appreciation or depreciation of investments       17,841              2,189               4,924
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            21,545              2,108               4,643
=========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 27,001             33,052              54,201
Net transfers(3)                                                          125,485              8,407              41,995
Annuity payments                                                               --                 --                  --
Contract terminations:
     Surrender benefits and contract charges                               (8,186)              (206)             (7,187)
     Death benefits                                                            --                 --                  --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            144,300             41,253              89,009
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            32,322                 --                  --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $198,167            $43,361             $93,652
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     30,888                 --                  --
Contract purchase payments                                                 24,922             31,175              48,762
Net transfers(3)                                                          121,306              7,974              36,521
Contract terminations:
     Surrender benefits and contract charges                               (7,529)              (191)             (6,541)
     Death benefits                                                            --                 --                  --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          169,587             38,958              78,742
=========================================================================================================================
                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                               WMSS1(1)     EPL        WIGR3(1)     WIGR1(1)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                           $  (32)  $   73,712  $    (8,679)  $  (2,302)
Net realized gain (loss) on investments                                       1      (58,863)        (462)     (1,613)
Net change in unrealized appreciation or depreciation of investments        408     (203,865)     (69,649)    (12,286)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             377     (189,016)     (78,790)    (16,201)
=========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  310      909,492    1,200,376     395,278
Net transfers(3)                                                          6,400    1,505,236      892,699     153,543
Annuity payments                                                             --           --           --          --
Contract terminations:
     Surrender benefits and contract charges                                 --      (74,650)      (4,530)     (1,914)
     Death benefits                                                          --           --           --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            6,710    2,340,078    2,088,545     546,907
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              --      461,834           --          --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $7,087   $2,612,896   $2,009,755    $530,706
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       --      346,626           --          --
Contract purchase payments                                                  304      710,605    1,508,631     504,164
Net transfers(3)                                                          6,074    1,197,000    1,175,687     206,896
Contract terminations:
     Surrender benefits and contract charges                                 --      (62,731)      (5,893)     (2,616)
     Death benefits                                                          --           --           --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          6,378    2,191,500    2,678,425     708,444
=========================================================================================================================

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subacounts and transfers from
(to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT        INVESTMENT                                                     SHARES                   NAV
--------------------------------------------------------------------------------------------------------------------
ESI               AXP(R) Variable Portfolio - Bond Fund                         1,251,583               $10.47
SBND2                                                                              38,871                10.47
SBND1                                                                             144,910                10.47

EMS               AXP(R) Variable Portfolio - Cash Management Fund             10,640,320                 1.00
SCMG2                                                                           4,253,262                 1.00
SCMG1                                                                          11,996,247                 1.00

WDEI5             AXP(R) Variable Portfolio - Diversified Equity Income Fund       11,527                10.10
WDEI3                                                                              23,985                10.10
SDEI1                                                                              39,265                10.10
WDEI1                                                                              15,467                10.10

EGD               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              333,392                15.97
WNDM3                                                                             137,957                15.97
SNDM1                                                                             134,165                15.97
WNDM1                                                                              16,018                15.97

WMDC5             Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 5,122                19.49
WMDC3                                                                               8,483                19.49
WMDC1                                                                                 700                19.49

EMU               FTVIPT Mutual Shares Securities Fund - Class 2                   48,031                14.03
WMSS3                                                                              27,090                14.03
SMSS1                                                                              42,277                14.03
WMSS1                                                                               1,982                14.03

EPL               Putnam VT International Growth Fund - Class IB Shares           133,612                12.36
WIGR3                                                                             191,798                12.36
WIGR1                                                                              58,861                12.36

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.05% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

An enhanced death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.20% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                              PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                             0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                  0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund        0.560% to 0.470%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                0.630% to 0.570%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                          PERCENTAGE RANGE
-------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                          0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund               0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund     0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)             0.050% to 0.030%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT         INVESTMENT                                                       PURCHASES
-----------------------------------------------------------------------------------------------
ESI                AXP(R) Variable Portfolio - Bond Fund                           $ 2,471,180
SBND2                                                                                  429,014
SBND1                                                                                5,207,552

EMS                AXP(R) Variable Portfolio - Cash Management Fund                 46,163,200
SCMG                                                                                27,356,152
SCMG1                                                                               40,721,352

WDEI5              AXP(R) Variable Portfolio - Diversified Equity Income Fund          112,261
WDEI3                                                                                  345,132
SDEI1                                                                                2,603,683
WDEI1                                                                                  121,439

EGD                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                1,289,160
WNDM3                                                                                  903,113
SNDM1                                                                                  759,545
WNDM1                                                                                  153,997

WMDC5(1)           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                    95,523
WMDC3(1)                                                                               158,074
WMDC1(1)                                                                                16,629

EMU                FTVIPT Mutual Shares Securities Fund - Class 2                      926,446
WMSS3                                                                                  970,910
SMSS1                                                                                2,696,683
WMSS1                                                                                   27,759

EPL                Putnam VT International Growth Fund - Class IB Shares             1,352,832
WIGR3                                                                                1,502,034
WIGR1                                                                                  574,585

(1) Operations commenced on May 1, 2001.

EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                        ESI       SBND2     SBND1     EMS      SCMG2      SCMG1    WDEI5     WDEI3   SDEI1   WDEI1
                                      ---------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.38     $1.03    $ 1.03   $  1.24    $ 1.03   $  1.03     $1.08    $1.08    $1.07   $1.08
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.47     $1.09    $ 1.09   $  1.26    $ 1.05   $  1.05     $1.09    $1.09    $1.08   $1.08
Units (000s)                            8,923       317     1,363     8,409     3,980    11,399       115      223      367     144
Net assets (000s)                     $13,122     $ 347    $1,491   $10,625    $4,243   $11,962     $ 125    $ 242    $ 396   $ 156
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               6.45%     6.38%     6.53%     3.38%     3.53%     3.58%     1.32%    1.34%    1.40%   1.26%
Expense ratio(2)                         1.40%     1.50%     1.60%     1.40%     1.50%     1.60%     1.40%    1.50%    1.60%   1.70%
Total return(3)                          6.52%     5.83%     5.83%     1.61%     1.94%     1.94%     0.93%    0.93%    0.93%   0.00%
-----------------------------------------------------------------------------------------------------------------------------------

                                        EGD     WNDM3      SNDM1      WNDM1    WMDC5(4)   WMDC3(4) WMDC1(4)   EMU    WMSS3   SMSS1
                                      ---------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.54   $  0.86   $  0.90     $0.86        --        --        --    $1.17    $1.11   $1.19
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.27   $  0.71   $  0.74     $0.70     $1.06     $1.06     $1.06    $1.23    $1.17   $1.25
Units (000s)                            4,237     3,128     2,896       363        94       156        13      546      324     473
Net assets (000s)                     $ 5,370   $ 2,210   $ 2,139     $ 255     $ 100     $ 165     $  14    $ 674    $ 380   $ 593
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.23%     0.24%     0.24%     0.24%       --        --        --     2.10%    4.13%   3.19%
Expense ratio(2)                         1.40%     1.50%     1.60%     1.70%     1.40%     1.50%     1.70%    1.40%    1.50%   1.60%
Total return(3)                        (17.53%)  (17.44%)  (17.78%)  (18.60%)    6.00%     6.00%     6.00%    5.13%    5.41%   5.04%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  WMSS1           EPL          WIGR3         WIGR1
                                                                                  -------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                           $1.11       $  1.19        $  0.75       $  0.75
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                           $1.17       $  0.93        $  0.59       $  0.58
Units (000s)                                                                         24         1,775          4,040         1,244
Net assets (000s)                                                                 $  28        $1,651         $2,371       $   728
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                         1.62%         0.31%          0.27%         0.25%
Expense ratio(2)                                                                   1.70%         1.40%          1.50%         1.70%
Total return(3)                                                                    5.41%       (21.85%)       (21.33%)      (22.67%)
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on May 1, 2001.

                                                               45277-20 A (7/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  July 19, 2002

American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS

Performance Information                                 p.  3
Calculating Annuity Payouts                             p. 18
Rating Agencies                                         p. 19
Principal Underwriter                                   p. 19
Independent Auditors                                    p. 19
Financial Statements                                    p. 20

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                          P(1 + T) TO THE POWER OF n = ERV

where:     P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION C

AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001

                                                                                PERFORMANCE OF THE SUBACCOUNT

                                                                                                        SINCE
SUBACCOUNT      INVESTING IN:                                                   1 YEAR              COMMENCEMENT
                AXP(R) VARIABLE PORTFOLIO -
WBND1           Bond Fund (2/02; 10/81)(b),(c)                                      --%                    --%
WCMG1           Cash Management Fund (2/02; 10/81)(c)                               --                     --
WDEI1           Diversified Equity Income Fund (3/00; 9/99)                      (7.14)                 (0.13)
WESL1           Equity Select Fund (8/02; 5/01)(c)                                  --                     --
WFDI1           Federal Income Fund (3/00; 9/99)                                 (3.33)                  1.47
WNDM1           NEW DIMENSIONS FUND(R)(3/00; 5/96)                              (24.18)                (21.16)
WSVA1           Partners Small Cap Value Fund (5/02; 8/01)(c)                       --                     --

                AIM V.I.
WABA1           Basic Value Fund, Series II (7/02; 9/01)(c),(e)                     --                     --
WAAC1           Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)            --                     --
WAAD1           Capital Development Fund, Series II (8/02; 5/98)(c),(e)             --                     --

                ALLIANCE VP
WGIP1           Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)           --                     --
WPRG1           Premier Growth Portfolio (Class B) (8/02; 6/92)(c),(g)              --                     --
WTEC1           Technology Portfolio (Class B) (8/02; 1/96)(c),(h)                  --                     --

                EVERGREEN VA
WEBC1           Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                        --                     --
WECG1           Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                   --                     --
WECB1           Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                    --                     --
WEEI1           Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                     --                     --
WEFF1           Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                       --                     --
WEFD1           Fund - Class 2 (8/02; 3/96)(c),(i)                                  --                     --
WEGO1           Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                   --                     --
WEGR1           Growth Fund - Class 2 (7/02; 3/98)(c),(i)                           --                     --
WEGI1           Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                --                     --
WEHI1           High Income Fund - Class 2 (7/02; 6/99)(c),(i)                      --                     --
WEIG1           International Growth Fund - Class 2 (7/02; 8/98)(c),(i)             --                     --
WEMA1           Masters Fund - Class 2 (7/02; 1/99)(c),(i)                          --                     --
WEOE1           Omega Fund - Class 2 (7/02; 3/97)(c),(i)                            --                     --
WESM1           Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                  --                     --
WESE1           Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                   --                     --
WEST1           Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                 --                     --

                FIDELITY(R) VIP
WFCO1           Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)          --                     --
WFGR1           Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)               --                     --
WMDC1           Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)                  --                  (6.43)(l)

                FTVIPT
WVAS1           Franklin Small Cap Value Securities Fund -
                Class 2 (2/02; 5/98)(c),(m)                                         --                     --
WMSS1           Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(m)         (2.72)                  7.31
WINT1           Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(c),(n)     --                     --

                MFS(R)
WSND1           New Discovery Series - Service Class (2/02; 5/98)(c),(o)            --                     --
WSTR1           Total Return Series - Service Class (2/02; 1/95)(c),(o)             --                     --
WSUT1           Utilities Series - Service Class (2/02; 1/95)(c),(o)                --                     --

                OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1           Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)        --                     --
WOGS1           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)          --                     --

                                                                                            PERFORMANCE OF THE FUND

                                                                                                                        SINCE
SUBACCOUNT      INVESTING IN:                                                    1 YEAR     5 YEARS   10 YEARS       COMMENCEMENT
                AXP(R) VARIABLE PORTFOLIO -
WBND1           Bond Fund (2/02; 10/81)(b),(c)                                    (2.11%)    2.84%       5.20%          8.05%
WCMG1           Cash Management Fund (2/02; 10/81)(c)                             (5.69)     2.77        2.39           4.22
WDEI1           Diversified Equity Income Fund (3/00; 9/99)                       (7.14)       --          --          (2.29)
WESL1           Equity Select Fund (8/02; 5/01)(c)                                   --        --          --          (9.41)(d)
WFDI1           Federal Income Fund (3/00; 9/99)                                  (3.33)       --          --           1.52
WNDM1           NEW DIMENSIONS FUND(R)(3/00; 5/96)                               (24.18)     7.58          --           8.52
WSVA1           Partners Small Cap Value Fund (5/02; 8/01)(c)                        --        --          --          (1.50)(d)

                AIM V.I.
WABA1           Basic Value Fund, Series II (7/02; 9/01)(c),(e)                      --        --          --          (5.47)(d)
WAAC1           Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)         (30.19)     3.76          --           9.45
WAAD1           Capital Development Fund, Series II (8/02; 5/98)(c),(e)          (16.40)       --          --           1.38
                ALLIANCE VP
WGIP1           Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)         (8.91)    12.23       12.54          11.48
WPRG1           Premier Growth Portfolio (Class B) (8/02; 6/92)(c),(g)           (24.81)    10.14          --          13.26
WTEC1           Technology Portfolio (Class B) (8/02; 1/96)(c),(h)               (32.10)     9.99          --           9.67

                EVERGREEN VA
WEBC1           Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                     (24.09)       --          --         (21.24)
WECG1           Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                (20.84)       --          --           0.92
WECB1           Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                     --        --          --             --
WEEI1           Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                  (19.90)       --          --          (8.18)
WEFF1           Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                    (16.82)     4.11          --           5.57
WEFD1           Fund - Class 2 (8/02; 3/96)(c),(i)                               (25.22)     3.11          --           4.65
WEGO1           Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                (21.22)       --          --           2.99
WEGR1           Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        (15.11)       --          --           0.66
WEGI1           Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)             (20.11)     5.65          --           7.48
WEHI1           High Income Fund - Class 2 (7/02; 6/99)(c),(i)                     0.19        --          --           1.52
WEIG1           International Growth Fund - Class 2 (7/02; 8/98)(c),(i)          (25.51)       --          --          (3.44)
WEMA1           Masters Fund - Class 2 (7/02; 1/99)(c),(i)                       (23.40)       --          --          (2.84)
WEOE1           Omega Fund - Class 2 (7/02; 3/97)(c),(i)                         (22.45)       --          --           6.39
WESM1           Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                 7.26        --          --           8.78
WESE1           Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                (16.41)       --          --          (4.73)
WEST1           Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)               (3.47)       --          --           1.63

                FIDELITY(R) VIP
WFCO1           Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)       (20.35)     8.04          --          13.29
WFGR1           Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)            (25.23)     9.18       11.05          11.42
WMDC1           Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)               (12.25)       --          --          20.71

                FTVIPT
WVAS1           Franklin Small Cap Value Securities Fund -
                Class 2 (2/02; 5/98)(c),(m)                                        3.36        --          --          (0.48)
WMSS1           Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(m)          (2.72)     7.96          --           8.38
WINT1           Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(c),(n)  (23.54)     2.47          --           7.41

                MFS(R)
WSND1           New Discovery Series - Service Class (2/02; 5/98)(c),(o)         (13.83)       --          --          10.50%
WSTR1           Total Return Series - Service Class (2/02; 1/95)(c),(o)           (9.05)     8.02          --          10.86
WSUT1           Utilities Series - Service Class (2/02; 1/95)(c),(o)             (31.18)     8.16          --          12.30

                OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1           Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)     (20.47)    11.84       12.90          12.06
WOGS1           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)       (20.09)    12.98       11.60          10.49

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION C

AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT

                                                                                             SINCE
SUBACCOUNT      INVESTING IN:                                                    1 YEAR   COMMENCEMENT
                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM1           Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)(c)        --%       --%
WSTB1           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)           --        --

                PUTNAM VARIABLE TRUST
WGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (2/02; 2/88)(c),(q)                                  --        --
WHSC1           Putnam VT Health Sciences Fund -
                Class IB Shares (5/02; 4/98)(c),(r)                                  --        --
WIGR1           Putnam VT International Growth Fund -
                Class IB Shares (3/00; 1/97)(q)                                  (27.72)   (24.74)

                VAN KAMPEN
WVCP1           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(s)                                  --        --
WVGI1           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(s)                                 --        --
WVRE1           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                   --        --

                                                                                           PERFORMANCE OF THE FUND

                                                                                                                      SINCE
SUBACCOUNT      INVESTING IN:                                                   1 YEAR     5 YEARS    10 YEARS     COMMENCEMENT
                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM1           Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)(c)     (9.39)%      --%         --%          0.10%
WSTB1           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)        (2.58)     2.70          --           3.74

                PUTNAM VARIABLE TRUST
WGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (2/02; 2/88)(c),(q)                              (14.86)     5.75        9.57          10.53
WHSC1           Putnam VT Health Sciences Fund -
                Class IB Shares (5/02; 4/98)(c),(r)                              (26.94)       --          --           0.74
WIGR1           Putnam VT International Growth Fund -
                Class IB Shares (3/00; 1/97)(q)                                  (27.72)       --          --           7.31

                VAN KAMPEN
WVCP1           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(s)                              (11.61)       --          --           2.08
WVGI1           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(s)                             (14.54)    11.13          --          11.02
WVRE1           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                (0.20)       --          --           6.15

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Cumulative return (not annualized) since commencement date of the subaccount.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(n) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(o) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(p) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(q) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(r) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(s) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION C

AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE OF THE SUBACCOUNT

                                                                                        SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR  COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
WBND1        Bond Fund (2/02; 10/81)(b),(c)                                     --%        --%
WCMG1        Cash Management Fund (2/02; 10/81)(c)                              --         --
WDEI1        Diversified Equity Income Fund (3/00; 9/99)                      0.09       4.07
WESL1        Equity Select Fund (8/02; 5/01)(c)                                 --         --
WFDI1        Federal Income Fund (3/00; 9/99)                                 4.24       5.74
WNDM1        NEW DIMENSIONS FUND(R)(3/00; 5/96)                             (18.43)    (17.85)
WSVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                      --         --

             AIM V.I.
WABA1        Basic Value Fund, Series II (7/02; 9/01)(c),(e)                    --         --
WAAC1        Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)           --         --
WAAD1        Capital Development Fund, Series II (8/02; 5/98)(c),(e)            --         --

             ALLIANCE VP
WGIP1        Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)          --         --
WPRG1        Premier Growth Portfolio (Class B) (8/02; 6/92)(c),(g)             --         --
WTEC1        Technology Portfolio (Class B) (8/02; 1/96)(c),(h)                 --         --

             EVERGREEN VA
WEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                       --         --
WECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                  --         --
WECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                   --         --
WEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                    --         --
WEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                      --         --
WEFD1        Fund - Class 2 (8/02; 3/96)(c),(i)                                 --         --
WEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                  --         --
WEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(i)                          --         --
WEGI1        Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)               --         --
WEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(i)                     --         --
WEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(i)            --         --
WEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(i)                         --         --
WEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(i)                           --         --
WESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                 --         --
WESE1        Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                  --         --
WEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                --         --

             FIDELITY(R) VIP
WFCO1        Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)         --         --
WFGR1        Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)              --         --
WMDC1        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)                 --       0.86(l)

             FTVIPT
WVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (2/02; 5/98)(c),(m)                                        --         --
WMSS1        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(m)         4.90      11.82
WINT1        Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(c),(n)    --         --

             MFS(R)
WSND1        New Discovery Series - Service Class (2/02; 5/98)(c),(o)           --         --
WSTR1        Total Return Series - Service Class (2/02; 1/95)(c),(o)            --         --
WSUT1        Utilities Series - Service Class (2/02; 1/95)(c),(o)               --         --

             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1        Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)       --         --
WOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)         --         --

                                                                                     PERFORMANCE OF THE FUND

                                                                                                             SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR   5 YEARS  10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
WBND1        Bond Fund (2/02; 10/81)(b),(c)                                    5.56%    2.84%     5.20%       8.05%
WCMG1        Cash Management Fund (2/02; 10/81)(c)                             1.67     2.77      2.39        4.22
WDEI1        Diversified Equity Income Fund (3/00; 9/99)                       0.09       --        --        0.57
WESL1        Equity Select Fund (8/02; 5/01)(c)                                  --       --        --       (2.38)(d)
WFDI1        Federal Income Fund (3/00; 9/99)                                  4.24       --        --        4.46
WNDM1        NEW DIMENSIONS FUND(R)(3/00; 5/96)                              (18.43)    7.58        --        8.52
WSVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                       --       --        --        6.22(d)

             AIM V.I.
WABA1        Basic Value Fund, Series II (7/02; 9/01)(c),(e)                     --       --        --        1.96(d)
WAAC1        Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)        (24.96)    3.76        --        9.45
WAAD1        Capital Development Fund, Series II (8/02; 5/98)(c),(e)          (9.97)      --        --        2.93

             ALLIANCE VP
WGIP1        Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)        (1.84)   12.23     12.54       11.48
WPRG1        Premier Growth Portfolio (Class B) (8/02; 6/92)(c),(g)          (19.12)   10.14        --       13.26
WTEC1        Technology Portfolio (Class B) (8/02; 1/96)(c),(h)              (27.04)    9.99        --        9.67

             EVERGREEN VA
WEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                    (18.34)      --        --      (17.67)
WECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)               (14.80)      --        --        2.40
WECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                    --       --        --          --
WEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                 (13.78)      --        --       (5.45)
WEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                   (10.43)    4.11        --        5.57
WEFD1        Fund - Class 2 (8/02; 3/96)(c),(i)                              (19.56)    3.11        --        4.65
WEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)               (15.21)      --        --        2.99
WEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        (8.58)      --        --        2.16
WEGI1        Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)            (14.00)    5.65        --        7.48
WEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(i)                    8.06       --        --        4.22
WEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(i)         (19.88)      --        --       (1.83)
WEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(i)                      (17.58)      --        --       (0.69)
WEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(i)                        (16.55)      --        --        6.39
WESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)               15.75       --        --       10.47
WESE1        Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                (9.98)      --        --       (1.98)
WEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)               4.08       --        --        1.63

             FIDELITY(R) VIP
WFCO1        Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)      (14.27)    8.04        --       13.29
WFGR1        Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)           (19.58)    9.18     11.05       11.42
WMDC1        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)               (5.47)      --        --       22.97

             FTVIPT
WVAS1        Franklin Small Cap Value Securities Fund -
             Class 2 (2/02; 5/98)(c),(m)                                      11.51       --        --        1.05
WMSS1        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(m)          4.90     7.96        --        8.38
WINT1        Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(c),(n) (17.74)    2.47        --        7.41

             MFS(R)
WSND1        New Discovery Series - Service Class (2/02; 5/98)(c),(o)         (7.18)      --        --       12.20
WSTR1        Total Return Series - Service Class (2/02; 1/95)(c),(o)          (1.99)    8.02        --       10.86
WSUT1        Utilities Series - Service Class (2/02; 1/95)(c),(o)            (26.04)    8.16        --       12.30

             OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA1        Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)    (14.40)   11.84       12.90     12.06
WOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)      (13.99)   12.98       11.60     10.49

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION C

AND THE GUARANTEED MINIMUM INCOME BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                            PERFORMANCE OF THE SUBACCOUNT

                                                                                            SINCE
SUBACCOUNT      INVESTING IN:                                                   1 YEAR   COMMENCEMENT
                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM1           Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)(c)       --%       --%
WSTB1           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)          --        --

                PUTNAM VARIABLE TRUST
WGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (2/02; 2/88)(c),(q)                                 --        --
WHSC1           Putnam VT Health Sciences Fund -
                Class IB Shares (5/02; 4/98)(c),(r)                                 --        --
WIGR1           Putnam VT International Growth Fund -
                Class IB Shares (3/00; 1/97)(q)                                 (22.28)   (21.60)

                VAN KAMPEN
WVCP1           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(s)                                 --        --
WVGI1           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(s)                                --        --
WVRE1           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                  --        --
                                                                                           PERFORMANCE OF THE FUND

                                                                                                                     SINCE
                                                                                 1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM1           Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)(c)    (2.35%)         --%       --%       1.65%
WSTB1           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)        5.05         2.70        --        3.74

                PUTNAM VARIABLE TRUST
WGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (2/02; 2/88)(c),(q)                              (8.30)        5.75      9.57       10.53
WHSC1           Putnam VT Health Sciences Fund -
                Class IB Shares (5/02; 4/98)(c),(r)                             (21.43)          --        --        2.29
WIGR1           Putnam VT International Growth Fund -
                Class IB Shares (3/00; 1/97)(q)                                 (22.28)          --        --        7.31

                VAN KAMPEN
WVCP1           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(s)                              (4.76)          --        --        4.59
WVGI1           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(s)                             (7.96)       11.13        --       11.02
WVRE1           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                7.64           --        --        6.15

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Cumulative return (not annualized) since commencement date of the subaccount.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(n) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(o) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(p) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(q) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(r) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(s) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A

FOR PERIODS ENDING DEC. 31, 2001

                                                                              PERFORMANCE OF THE SUBACCOUNT

                                                                                                         SINCE
SUBACCOUNT      INVESTING IN:                                             1 YEAR         5 YEARS      COMMENCEMENT
                AXP(R) VARIABLE PORTFOLIO -
ESI             Bond Fund (2/95; 10/81)(b)                                 (1.54%)        3.51%           5.82%
EMS             Cash Management Fund (2/95; 10/81)                         (5.11)         3.44            3.47
WDEI5           Diversified Equity Income Fund (3/00; 9/99)                (6.56)           --            0.50
WESL5           Equity Select Fund (8/02; 5/01)(c)                            --            --              --
WFDI5           Federal Income Fund (3/00; 9/99)                           (2.73)           --            2.11
EGD             NEW DIMENSIONS FUND(R)(10/97; 5/96)                       (23.65)           --            5.82
WSVA5           Partners Small Cap Value Fund (5/02; 8/01)(c)                 --            --              --

                AIM V.I.
WABA5           Basic Value Fund, Series II (7/02; 9/01)(c),(e)               --            --              --
WAAC5           Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)      --            --              --
WAAD5           Capital Development Fund, Series II (8/02; 5/98)(c),(e)       --            --              --

                ALLIANCE VP
WGIP5           Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)     --            --              --
EPP             Premier Growth Portfolio (Class B) (9/99; 6/92)(g)        (24.29)           --          (12.14)
ETC             Technology Portfolio (Class B) (9/99; 1/96)(h)            (31.59)           --          (11.70)

                EVERGREEN VA
WEBC5           Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                  --            --              --
WECG5           Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)             --            --              --
WECB5           Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)              --            --              --
WEEI5           Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)               --            --              --
WEFF5           Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                 --            --              --
WEFD5           Fund - Class 2 (8/02; 3/96)(c),(i)                            --            --              --
WEGO5           Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)             --            --              --
WEGR5           Growth Fund - Class 2 (7/02; 3/98)(c),(i)                     --            --              --
WEGI5           Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)          --            --              --
WEHI5           High Income Fund - Class 2 (7/02; 6/99)(c),(i)                --            --              --
WEIG5           International Growth Fund - Class 2 (7/02; 8/98)(c),(i)       --            --              --
WEMA5           Masters Fund - Class 2 (7/02; 1/99)(c),(i)                    --            --              --
WEOE5           Omega Fund - Class 2 (7/02; 3/97)(c),(i)                      --            --              --
WESM5           Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)            --            --              --
WESE5           Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)             --            --              --
WEST5           Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)           --            --              --

                FIDELITY(R) VIP
WFCO5           Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)    --            --              --
WFGR5           Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)         --            --              --
WMDC5           Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)            --            --           (6.05)(l)

                FTVIPT
WVAS5           Franklin Small Cap Value Securities Fund -
                Class 2 (2/02; 5/98)(c),(m)                                   --            --              --
EMU             Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(m)   (2.11)           --            7.60
WINT5           Templeton Foreign Securities Fund -
                Class 2 (2/02; 5/92)(c),(n)                                   --            --              --

                MFS(R)
WSND5           New Discovery Series - Service Class (2/02; 5/98)(c),(o)      --            --              --
WSTR5           Total Return Series - Service Class (2/02; 1/95)(c),(o)       --            --              --
WSUT5           Utilities Series - Service Class (2/02; 1/95)(c),(o)          --            --              --

                OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5           Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)  --            --              --
WOGS5           Global Securities Fund/VA, Service Shares (05/02; 11/90)(c)   --            --              --

                                                                                            PERFORMANCE OF THE FUND

                                                                                                                       SINCE
                                                                                 1 YEAR       5 YEARS   10 YEARS    COMMENCEMENT
                AXP(R) VARIABLE PORTFOLIO -
ESI             Bond Fund (2/95; 10/81)(b)                                       (1.54%)       3.51%      5.83%         8.72%
EMS             Cash Management Fund (2/95; 10/81)                               (5.11)        3.44       2.98          4.88
WDEI5           Diversified Equity Income Fund (3/00; 9/99)                      (6.56)          --         --         (1.66)
WESL5           Equity Select Fund (8/02; 5/01)(c)                                  --           --         --         (9.02)(d)
WFDI5           Federal Income Fund (3/00; 9/99)                                 (2.73)          --         --          2.15
EGD             NEW DIMENSIONS FUND(R)(10/97; 5/96)                             (23.65)        8.30         --          9.20
WSVA5           Partners Small Cap Value Fund (5/02; 8/01)(c)                       --           --         --         (1.27)(d)

                AIM V.I.
WABA5           Basic Value Fund, Series II (7/02; 9/01)(c),(e)                     --           --         --         (5.29)(d)
WAAC5           Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)        (29.68)        4.50         --         10.16
WAAD5           Capital Development Fund, Series II (8/02; 5/98)(c),(e)         (15.85)          --         --          2.04

                ALLIANCE VP
WGIP5           Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)        (8.34)       12.92      13.22         12.19
EPP             Premier Growth Portfolio (Class B) (9/99; 6/92)(g)              (24.29)       10.89         --         13.99
ETC             Technology Portfolio (Class B) (9/99; 1/96)(h)                  (31.59)       10.76         --         10.49

                EVERGREEN VA
WEBC5           Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                    (23.57)          --         --        (20.62)
WECG5           Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)               (20.31)          --         --          1.58
WECB5           Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                    --           --         --            --
WEEI5           Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                 (19.36)          --         --         (7.53)
WEFF5           Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                   (16.27)        4.79         --          6.26
WEFD5           Fund - Class 2 (8/02; 3/96)(c),(i)                              (24.69)        3.83         --          5.35
WEGO5           Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)               (20.68)          --         --          3.65
WEGR5           Growth Fund - Class 2 (7/02; 3/98)(c),(i)                       (14.56)          --         --          1.32
WEGI5           Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)            (19.57)        6.35         --          8.19
WEHI5           High Income Fund - Class 2 (7/02; 6/99)(c),(i)                    0.81           --         --          2.16
WEIG5           International Growth Fund - Class 2 (7/02; 8/98)(c),(i)         (24.99)          --         --         (2.77)
WEMA5           Masters Fund - Class 2 (7/02; 1/99)(c),(i)                      (22.87)          --         --         (2.16)
WEOE5           Omega Fund - Class 2 (7/02; 3/97)(c),(i)                        (21.92)          --         --          7.04
WESM5           Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                7.93           --         --          9.46
WESE5           Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)               (15.85)          --         --         (4.09)
WEST5           Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)              (2.87)          --         --          2.30

                FIDELITY(R) VIP
WFCO5           Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)      (19.81)        8.75         --         14.02
WFGR5           Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)           (24.71)        9.92      11.72         12.10
WMDC5           Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)              (11.69)          --         --         21.46

                FTVIPT
WVAS5           Franklin Small Cap Value Securities Fund -
                Class 2 (2/02; 5/98)(c),(m)                                       4.01           --         --          0.18
EMU             Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(m)         (2.11)        8.62         --          9.04
WINT5           Templeton Foreign Securities Fund -
                Class 2 (2/02; 5/92)(c),(n)                                     (23.01)        3.16         --          8.10

                MFS(R)
WSND5           New Discovery Series - Service Class (2/02; 5/98)(c),(o)        (13.27)          --         --          11.20
WSTR5           Total Return Series - Service Class (2/02; 1/95)(c),(o)          (8.48)        8.68         --          11.54
WSUT5           Utilities Series - Service Class (2/02; 1/95)(c),(o)            (30.68)        8.93         --          13.11

                OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5           Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)    (19.94)       12.57      13.58          12.80
WOGS5           Global Securities Fund/VA, Service Shares (05/02; 11/90)(c)     (19.55)       13.72      12.28          11.16


EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A

FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)


                                                                                    PERFORMANCE OF THE SUBACCOUNT

                                                                                                              SINCE
SUBACCOUNT   INVESTING IN:                                                      1 YEAR          5 YEARS    COMMENCEMENT

             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM5        Main Street Small Cap Fund/VA,
             Service Shares (7/02; 5/98)(c)                                        --%             --%         --%
WSTB5        Strategic Bond Fund/VA, Service Shares (05/02; 5/93)(c),(p)           --              --          --

             PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund -
             Class IB Shares (10/98; 2/88)(q)                                  (14.30)             --        2.89
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(c),(r)                                   --              --          --
EPL          Putnam VT International Growth Fund -
             Class IB Shares (9/99; 1/97)(q)                                   (27.20)             --       (4.92)

             VAN KAMPEN

WVCP5        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(c),(s)                                   --              --          --
WVGI5        Life Investment Trust Growth and Income Portfolio
             Class II Shares (8/02; 12/96)(c),(s)                                  --              --          --
WVRE5        UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                    --              --          --
                                                                                            PERFORMANCE OF THE FUND

                                                                                                                      SINCE
SUBACCOUNT   INVESTING IN:                                                     1 YEAR      5 YEARS     10 YEARS    COMMENCEMENT
             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM5        Main Street Small Cap Fund/VA,
             Service Shares (7/02; 5/98)(c)                                    (8.82%)         --%          --%       0.76%
WSTB5        Strategic Bond Fund/VA, Service Shares (05/02; 5/93)(c),(p)       (1.97)        3.35           --        4.40

             PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund -
             Class IB Shares (10/98; 2/88)(q)                                 (14.30)        6.42        10.17       11.16
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(c),(r)                              (26.42)          --           --        1.40
EPL          Putnam VT International Growth Fund -
             Class IB Shares (9/99; 1/97)(q)                                  (27.20)          --           --        8.06

             VAN KAMPEN

WVCP5        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(c),(s)                              (11.04)          --           --        2.74
WVGI5        Life Investment Trust Growth and Income Portfolio
             Class II Shares (8/02; 12/96)(c),(s)                             (13.99)       11.83           --       11.69
WVRE5        UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                 0.43           --           --        6.79

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and the withdrawal charges associated with Contract Option L. Premium taxes are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Cumulative return (not annualized) since commencement date of the subaccount.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(n) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(o) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(p) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(q) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(r) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(s) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A

FOR PERIODS ENDING DEC. 31, 2001

                                                                         PERFORMANCE OF THE SUBACCOUNT

                                                                                                  SINCE
SUBACCOUNT INVESTING IN:                                              1 YEAR       5 YEARS     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI        Bond Fund (2/95; 10/81)(b)                                   6.15%        3.42%        5.82%
EMS        Cash Management Fund (2/95; 10/81)                           2.27         3.29         3.47
WDEI5      Diversified Equity Income Fund (3/00; 9/99)                  0.70           --         4.70
WESL5      Equity Select Fund (8/02; 5/01)(c)                             --           --           --
WFDI5      Federal Income Fund (3/00; 9/99)                             4.86           --         6.37
EGD        NEW DIMENSIONS FUND(R)(10/97; 5/96)                        (17.88)          --         5.82
WSVA5      Partners Small Cap Value Fund (5/02; 8/01)(c)                  --           --           --

           AIM V.I.
WABA5      Basic Value Fund, Series II (7/02; 9/01)(c),(e)                --           --           --
WAAC5      Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)       --           --           --
WAAD5      Capital Development Fund, Series II (8/02; 5/98)(c),(e)        --           --           --

           ALLIANCE VP
WGIP5      Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)      --           --           --
EPP        Premier Growth Portfolio (Class B) (9/99; 6/92)(g)         (18.57)          --        (9.56)
ETC        Technology Portfolio (Class B) (9/99; 1/96)(h)             (26.52)          --        (9.06)

           EVERGREEN VA
WEBC5      Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                   --           --           --
WECG5      Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)              --           --           --
WECB5      Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)               --           --           --
WEEI5      Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                --           --           --
WEFF5      Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                  --           --           --
WEFD5      Fund - Class 2 (8/02; 3/96)(c),(i)                             --           --           --
WEGO5      Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)              --           --           --
WEGR5      Growth Fund - Class 2 (7/02; 3/98)(c),(i)                      --           --           --
WEGI5      Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)           --           --           --
WEHI5      High Income Fund - Class 2 (7/02; 6/99)(c),(i)                 --           --           --
WEIG5      International Growth Fund - Class 2 (7/02; 8/98)(c),(i)        --           --           --
WEMA5      Masters Fund - Class 2 (7/02; 1/99)(c),(i)                     --           --           --
WEOE5      Omega Fund - Class 2 (7/02; 3/97)(c),(i)                       --           --           --
WESM5      Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)             --           --           --
WESE5      Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)              --           --           --
WEST5      Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)            --           --           --

           FIDELITY(R) VIP
WFCO5      Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)     --           --           --
WFGR5      Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)          --           --           --
WMDC5      Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)             --           --         1.24(l)

           FTVIPT
WVAS5      Franklin Small Cap Value Securities Fund -
           Class 2 (2/02; 5/98)(c),(m)                                    --           --           --
EMU        Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(m)     5.53           --        10.74
WINT5      Templeton Foreign Securities Fund -
           Class 2 (2/02; 5/92)(c),(n)                                    --           --           --

           MFS(R)
WSND5      New Discovery Series - Service Class (2/02; 5/98)(c),(o)       --           --           --
WSTR5      Total Return Series - Service Class (2/02; 1/95)(c),(o)        --           --           --
WSUT5      Utilities Series - Service Class (2/02; 1/95)(c),(o)           --           --           --

           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5      Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)   --           --           --
WOGS5      Global Securities Fund/VA, Service Shares (05/02; 11/90)(c)    --           --           --

                                                                                   PERFORMANCE OF THE FUND

                                                                                                              SINCE
SUBACCOUNT INVESTING IN:                                                 1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI        Bond Fund (2/95; 10/81)(b)                                     6.15%       3.51%    5.83%           8.72%
EMS        Cash Management Fund (2/95; 10/81)                             2.27        3.44     2.98            4.88
WDEI5      Diversified Equity Income Fund (3/00; 9/99)                    0.70          --       --            1.20
WESL5      Equity Select Fund (8/02; 5/01)(c)                               --          --       --           (1.98)(d)
WFDI5      Federal Income Fund (3/00; 9/99)                               4.86          --       --            5.09
EGD        NEW DIMENSIONS FUND(R)(10/97; 5/96)                          (17.88)       8.30       --            9.20
WSVA5      Partners Small Cap Value Fund (5/02; 8/01)(c)                    --          --       --            6.46(d)

           AIM V.I.
WABA5      Basic Value Fund, Series II (7/02; 9/01)(c),(e)                  --          --       --            2.15(d)
WAAC5      Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)     (24.43)       4.50       --           10.16
WAAD5      Capital Development Fund, Series II (8/02; 5/98)(c),(e)       (9.40)         --       --            3.58

           ALLIANCE VP
WGIP5      Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)     (1.24)       12.92    13.22           12.19
EPP        Premier Growth Portfolio (Class B) (9/99; 6/92)(g)           (18.57)       10.89       --           13.99
ETC        Technology Portfolio (Class B) (9/99; 1/96)(h)               (26.52)       10.76       --           10.49

           EVERGREEN VA
WEBC5      Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                 (17.79)          --       --          (17.05)
WECG5      Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)            (14.25)          --       --            3.05
WECB5      Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                 --           --       --              --
WEEI5      Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)              (13.22)          --       --           (4.80)
WEFF5      Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                 (9.86)        4.79       --            6.26
WEFD5      Fund - Class 2 (8/02; 3/96)(c),(i)                           (19.01)        3.83       --            5.35
WEGO5      Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)            (14.65)          --       --            3.65
WEGR5      Growth Fund - Class 2 (7/02; 3/98)(c),(i)                     (8.00)          --       --            2.81
WEGI5      Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)         (13.44)        6.35       --            8.19
WEHI5      High Income Fund - Class 2 (7/02; 6/99)(c),(i)                 8.71           --       --            4.85
WEIG5      International Growth Fund - Class 2 (7/02; 8/98)(c),(i)      (19.34)          --       --           (1.17)
WEMA5      Masters Fund - Class 2 (7/02; 1/99)(c),(i)                   (17.03)          --       --           (0.02)
WEOE5      Omega Fund - Class 2 (7/02; 3/97)(c),(i)                     (16.00)          --       --            7.04
WESM5      Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)            16.45           --       --           11.14
WESE5      Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)             (9.41)          --       --           (1.35)
WEST5      Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)            4.70           --       --            2.30

           FIDELITY(R) VIP
WFCO5      Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)   (13.71)        8.75       --           14.02
WFGR5      Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)        (19.03)        9.92    11.72           12.10
WMDC5      Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)            (4.88)          --       --           23.72

           FTVIPT
WVAS5      Franklin Small Cap Value Securities Fund -
           Class 2 (2/02; 5/98)(c),(m)                                   12.19           --       --            1.70
EMU        Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(m)       5.53         8.62       --            9.04
WINT5      Templeton Foreign Securities Fund -
           Class 2 (2/02; 5/92)(c),(n)                                  (17.19)        3.16       --            8.10

           MFS(R)
WSND5      New Discovery Series - Service Class (2/02; 5/98)(c),(o)      (6.60)          --       --           12.89
WSTR5      Total Return Series - Service Class (2/02; 1/95)(c),(o)       (1.39)        8.68       --           11.54
WSUT5      Utilities Series - Service Class (2/02; 1/95)(c),(o)         (25.52)        8.93       --           13.11

           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5      Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c) (13.84)       12.57    13.58           12.80
WOGS5      Global Securities Fund/VA, Service Shares (05/02; 11/90)(c)  (13.42)       13.72    12.28           11.16

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION L WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A

FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)


                                                                                      PERFORMANCE OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT     INVESTING IN:                                                 1 YEAR             5 YEARS          COMMENCEMENT
               OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)(c)                                   --%                 --%               --%
WSTB5          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)       --                  --                --

               PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(q)                              (7.72)                  --              4.68
WHSC5          Putnam VT Health Sciences Fund -
               Class IB Shares (5/02; 4/98)(c),(r)                               --                  --                --
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(q)                              (21.74)                  --            (2.14)

               VAN KAMPEN
WVCP5          Life Investment Trust Comstock Portfolio
               Class II Shares (8/02; 4/99)(c),(s)                               --                  --                --
WVGI5          Life Investment Trust Growth and Income Portfolio
               Class II Shares (8/02; 12/96)(c),(s)                              --                  --                --
WVRE5          UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                --                  --                --

                                                                                            PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT     INVESTING IN:                                                    1 YEAR      5 YEARS     10 YEARS     COMMENCEMENT
               OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM5          Main Street Small Cap Fund/VA,
               Service Shares (7/02; 5/98)(c)                                    (1.76%)         --%          --%            2.30%
WSTB5          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)         5.69         3.35           --             4.40

               PUTNAM VARIABLE TRUST
EPG            Putnam VT Growth and Income Fund -
               Class IB Shares (10/98; 2/88)(q)                                 (7.72)         6.42        10.17            11.16
WHSC5          Putnam VT Health Sciences Fund -
               Class IB Shares (5/02; 4/98)(c),(r)                             (20.89)           --           --             2.93
EPL            Putnam VT International Growth Fund -
               Class IB Shares (9/99; 1/97)(q)                                 (21.74)           --           --             8.06

               VAN KAMPEN
WVCP5          Life Investment Trust Comstock Portfolio
               Class II Shares (8/02; 4/99)(c),(s)                              (4.17)           --           --             5.25
WVGI5          Life Investment Trust Growth and Income Portfolio
               Class II Shares (8/02; 12/96)(c),(s)                             (7.38)        11.83           --            11.69
WVRE5          UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                8.29            --           --             6.79

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.25% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Cumulative return (not annualized) since commencement date of the subaccount.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(n) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(o) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(p) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(q) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(r) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(s) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF DEATH BENEFIT OPTION C AND THE GUARANTEED MINIMUM INCOME
BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001

                                                                          PERFORMANCE SINCE
                                                                            COMMENCEMENT
SUBACCOUNT  INVESTING IN:                                                OF THE SUBACCOUNT(b)
            AXP(R) VARIABLE PORTFOLIO -
WBND9       Bond Fund (2/02; 10/81)(c)                                            --%
WCMG9       Cash Management Fund (2/02; 10/81)                                    --
WDEI9       Diversified Equity Income Fund (2/02; 9/99)                           --
WESL9       Equity Select Fund (8/02; 5/01)                                       --
WFDI9       Federal Income Fund (2/02; 9/99)                                      --
WNDM9       NEW DIMENSIONS FUND(R)(2/02; 5/96)                                    --
WSVA9       Partners Small Cap Value Fund (5/02; 8/01)                            --

            AIM V.I.
WABA9       Basic Value Fund, Series II (7/02; 9/01)(e)                           --
WAAC9       Capital Appreciation Fund, Series II (2/02; 5/93)(e)                  --
WAAD9       Capital Development Fund, Series II (8/02; 5/98)(e)                   --

            ALLIANCE VP
WGIP9       Growth and Income Portfolio (Class B) (8/02; 1/91)(f)                 --
WPRG9       Premier Growth Portfolio (Class B) (8/02; 6/92)(g)                    --
WTEC9       Technology Portfolio (Class B) (8/02; 1/96)(h)                        --

            EVERGREEN VA
WEBC9       Blue Chip Fund - Class 2 (7/02; 4/00)(i)                              --
WECG9       Capital Growth Fund - Class 2 (7/02; 3/98)(i)                         --
WECB9       Core Bond Fund - Class 2 (7/02; 7/02)(i)(j)                           --
WEEI9       Equity Index Fund - Class 2 (7/02; 9/99)(i)                           --
WEFF9       Foundation Fund - Class 2 (7/02; 3/96)(i)                             --
WEFD9       Fund - Class 2 (8/02; 3/96)(i)                                        --
WEGO9       Global Leaders Fund - Class 2 (7/02; 3/97)(i)                         --
WEGR9       Growth Fund - Class 2 (7/02; 3/98)(i)                                 --
WEGI9       Growth and Income Fund - Class 2 (8/02; 3/96)(i)                      --
WEHI9       High Income Fund - Class 2 (7/02; 6/99)(i)                            --
WEIG9       International Growth Fund - Class 2 (7/02; 8/98)(i)                   --
WEMA9       Masters Fund - Class 2 (7/02; 1/99)(i)                                --
WEOE9       Omega Fund - Class 2 (7/02; 3/97)(i)                                  --
WESM9       Small Cap Value Fund - Class 2 (7/02; 5/98)(i)                        --
WESE9       Special Equity Fund - Class 2 (8/02; 9/99)(i)                         --
WEST9       Strategic Income Fund - Class 2 (7/02; 3/97)(i)                       --

            FIDELITY(R) VIP
WFCO9       Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(k)                --
WFGR9       Growth Portfolio Service Class 2 (2/02; 10/86)(k)                     --
WMDC9       Mid Cap Portfolio Service Class 2 (2/02; 12/98)(k)                    --

            FTVIPT
WVAS9       Franklin Small Cap Value Securities Fund -
            Class 2 (2/02; 5/98)(l)                                               --
WMSS9       Mutual Shares Securities Fund - Class 2 (2/02; 11/96)(l)              --
WINT9       Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(m)           --

            MFS(R)
WSND9       New Discovery Series - Service Class (2/02; 5/98)(n)                  --
WSTR9       Total Return Series - Service Class (2/02; 1/95)(n)                   --
WSUT9       Utilities Series - Service Class (2/02; 1/95)(n)                      --

            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA9       Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)             --
WOGS9       Global Securities Fund/VA, Service Shares (5/02; 11/90)               --

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                        SINCE
                                                                              1 YEAR    5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBND9       Bond Fund (2/02; 10/81)(c)                                          5.45%       2.74%        5.10%           7.94%
WCMG9       Cash Management Fund (2/02; 10/81)                                  1.57        2.67         2.29            4.10
WDEI9       Diversified Equity Income Fund (2/02; 9/99)                        (0.01)         --           --            0.46
WESL9       Equity Select Fund (8/02; 5/01)                                       --          --           --           (2.45)(d)
WFDI9       Federal Income Fund (2/02; 9/99)                                    4.13          --           --            4.40
WNDM9       NEW DIMENSIONS FUND(R)(2/02; 5/96)                                (18.52)       7.47           --            8.41
WSVA9       Partners Small Cap Value Fund (5/02; 8/01)                            --          --           --            6.18(d)

            AIM V.I.
WABA9       Basic Value Fund, Series II (7/02; 9/01)(e)                           --          --           --            1.93(d)
WAAC9       Capital Appreciation Fund, Series II (2/02; 5/93)(e)              (25.04)       3.66           --            9.34
WAAD9       Capital Development Fund, Series II (8/02; 5/98)(e)               (10.07)         --           --            2.83

            ALLIANCE VP
WGIP9       Growth and Income Portfolio (Class B) (8/02; 1/91)(f)              (1.94)      12.12        12.43           11.37
WPRG9       Premier Growth Portfolio (Class B) (8/02; 6/92)(g)                (19.20)      10.03           --           13.15
WTEC9       Technology Portfolio (Class B) (8/02; 1/96)(h)                    (27.11)       9.88           --            9.56

            EVERGREEN VA
WEBC9       Blue Chip Fund - Class 2 (7/02; 4/00)(i)                          (18.42)         --           --          (17.75)
WECG9       Capital Growth Fund - Class 2 (7/02; 3/98)(i)                     (14.89)         --           --            2.30
WECB9       Core Bond Fund - Class 2 (7/02; 7/02)(i),(j)                          --          --           --              --
WEEI9       Equity Index Fund - Class 2 (7/02; 9/99)(i)                       (13.86)         --           --           (5.54)
WEFF9       Foundation Fund - Class 2 (7/02; 3/96)(i)                         (10.52)       4.00           --            5.45
WEFD9       Fund - Class 2 (8/02; 3/96)(i)                                    (19.64)       3.01           --            4.53
WEGO9       Global Leaders Fund - Class 2 (7/02; 3/97)(i)                     (15.29)         --           --            2.88
WEGR9       Growth Fund - Class 2 (7/02; 3/98)(i)                              (8.67)          --           --            2.06
WEGI9       Growth and Income Fund - Class 2 (8/02; 3/96)(i)                  (14.09)       5.53           --            7.36
WEHI9       High Income Fund - Class 2 (7/02; 6/99)(i)                          7.95          --           --            4.17
WEIG9       International Growth Fund - Class 2 (7/02; 8/98)(i)               (19.96)         --           --           (1.93)
WEMA9       Masters Fund - Class 2 (7/02; 1/99)(i)                            (17.66)         --           --           (0.79)
WEOE9       Omega Fund - Class 2 (7/02; 3/97)(i)                              (16.64)         --           --            6.28
WESM9       Small Cap Value Fund - Class 2 (7/02; 5/98)(i)                     15.63          --           --           10.36
WESE9       Special Equity Fund - Class 2 (8/02; 9/99)(i)                     (10.07)         --           --           (2.07)
WEST9       Strategic Income Fund - Class 2 (7/02; 3/97)(i)                     3.97          --           --            1.53

            FIDELITY(R) VIP
WFCO9       Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(k)            (14.36)       7.93           --           13.18
WFGR9       Growth Portfolio Service Class 2 (2/02; 10/86)(k)                 (19.66)       9.07        10.94           11.31
WMDC9       Mid Cap Portfolio Service Class 2 (2/02; 12/98)(k)                 (5.56)         --           --           22.85

            FTVIPT
WVAS9       Franklin Small Cap Value Securities Fund -
            Class 2 (2/02; 5/98)(l)                                            11.40          --           --            0.95
WMSS9       Mutual Shares Securities Fund - Class 2 (2/02; 11/96)(l)            4.79        7.85           --            8.27
WINT9       Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(m)       (17.82)       2.37           --            7.30

            MFS(R)
WSND9       New Discovery Series - Service Class (2/02; 5/98)(n)               (7.27)         --           --           12.08
WSTR9       Total Return Series - Service Class (2/02; 1/95)(n)                (2.09)       7.91           --           10.74
WSUT9       Utilities Series - Service Class (2/02; 1/95)(n)                  (26.12)       8.05           --           12.19

            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA9       Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)         (14.49)      11.72        12.79           11.95
WOGS9       Global Securities Fund/VA, Service Shares (5/02; 11/90)           (14.07)      12.87        11.49           10.38

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF DEATH BENEFIT OPTION C AND THE GUARANTEED MINIMUM INCOME

BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)


                                                                        PERFORMANCE SINCE        PERFORMANCE OF THE FUND
                                                                          COMMENCEMENT                                     SINCE
SUBACCOUNT  INVESTING IN:                                               OF THE SUBACCOUNT  1 YEAR   5 YEARS   10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM9       Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)         --%         (2.45%)      --%       --%       1.55%
WSTB9       Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(o)             --           4.95      2.59        --        3.63

            PUTNAM VARIABLE TRUST
WGIN9       Putnam VT Growth and Income Fund -
            Class IB Shares (2/02; 2/88)(p)                                    --          (8.39)     5.65      9.46       10.42
WHSC9       Putnam VT Health Sciences Fund -
            Class IB Shares (5/02; 4/98)(p)                                    --         (21.51)       --        --        2.18
WIGR9       Putnam VT International Growth Fund -
            Class IB Shares (2/02; 1/97)(q)                                    --         (22.35)       --        --        7.20

            VAN KAMPEN
WVCP9       Life Investment Trust Comstock Portfolio
            Class II Shares (8/02; 4/99)(r)                                    --          (4.86)       --        --        4.49
WVGI9       Life Investment Trust Growth and Income Portfolio
            Class II Shares (8/02; 12/96)(r)                                   --          (8.05)    11.02        --       10.91
WVRE9       UIF U.S. Real Estate Portfolio (8/02; 3/97)(r)                     --           7.53        --        --        6.04

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b) The subaccounts did not commence operations during the year 2001 and, therefore, they have no performance.

(c)  (Commencement date of the subaccount; Commencement date of the fund).

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE OF THE SUBACCOUNT

                                                                                            SINCE
SUBACCOUNT INVESTING IN:                                                  1 YEAR         COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
SBND2      Bond Fund (5/00; 10/81)(b)                                       6.05%             6.82%
SCMG2      Cash Management Fund (5/00; 10/81)                               2.17              3.14
WDEI3      Diversified Equity Income Fund (3/00; 9/99)                      0.60              4.59
WESL3      Equity Select Fund (8/02; 5/01)(c)                                   --                --
WFDI3      Federal Income Fund (3/00; 9/99)                                 4.76              6.27
WNDM3      NEW DIMENSIONS FUND(R)(3/00; 5/96)                             (17.97)           (17.30)
WSVA3      Partners Small Cap Value Fund (5/02; 8/01)(c)                      --                --

           AIM V.I.
WABA3      Basic Value Fund, Series II (7/02; 9/01)(c),(e)                    --                --
WAAC3      Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)           --                --
WAAD3      Capital Development Fund, Series II (8/02; 5/98)(c),(e)            --                --

           ALLIANCE VP
WGIP3      Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)          --                --
SPGR2      Premier Growth Portfolio (Class B) (5/00; 6/92)(g)             (18.66)           (23.56)
STEC2      Technology Portfolio (Class B) (5/00; 1/96)(h)                 (26.59)           (36.05)

           EVERGREEN VA
WEBC3      Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                       --                --
WECG3      Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                  --                --
WECB3      Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                   --                --
WEEI3      Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                    --                --
WEFF3      Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                      --                --
WEFD3      Fund - Class 2 (8/02; 3/96)(c),(i)                                 --                --
WEGO3      Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                  --                --
WEGR3      Growth Fund - Class 2 (7/02; 3/98)(c),(i)                          --                --
WEGI3      Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)               --                --
WEHI3      High Income Fund - Class 2 (7/02; 6/99)(c),(i)                     --                --
WEIG3      International Growth Fund - Class 2 (7/02; 8/98)(c),(i)            --                --
WEMA3      Masters Fund - Class 2 (7/02; 1/99)(c),(i)                         --                --
WEOE3      Omega Fund - Class 2 (7/02; 3/97)(c),(i)                           --                --
WESM3      Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                 --                --
WESE3      Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                  --                --
WEST3      Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                --                --

           FIDELITY(R) VIP
WFCO3      Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)         --                --
WFGR3      Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)              --                --
WMDC3      Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)                 --              1.18(l)

           FTVIPT
WVAS3      Franklin Small Cap Value Securities Fund -
           Class 2 (2/02; 5/98)(c),(m)                                        --                --
WMSS3      Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(m)         5.42             12.38
WINT3      Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(c),(n)    --                --

           MFS(R)
WSND3      New Discovery Series - Service Class (2/02; 5/98)(c),(o)           --                --
WSTR3      Total Return Series - Service Class (2/02; 1/95)(c),(o)            --                --
WSUT3      Utilities Series - Service Class (2/02; 1/95)(c),(o)               --                --

           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3      Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)       --                --
WOGS3      Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)         --                --

                                                                                         PERFORMANCE OF THE FUND

                                                                                                                         SINCE
                                                                           1 YEAR         5 YEARS       10 YEARS      COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
SBND2      Bond Fund (5/00; 10/81)(b)                                        6.05%          3.40%         5.74%          8.62%
SCMG2      Cash Management Fund (5/00; 10/81)                                2.17           3.34          2.92           4.79
WDEI3      Diversified Equity Income Fund (3/00; 9/99)                       0.60             --            --           1.10
WESL3      Equity Select Fund (8/02; 5/01)(c)                                    --             --            --          (2.05)(d)
WFDI3      Federal Income Fund (3/00; 9/99)                                  4.76             --            --           4.98
WNDM3      NEW DIMENSIONS FUND(R)(3/00; 5/96)                              (17.97)          8.20            --           9.10
WSVA3      Partners Small Cap Value Fund (5/02; 8/01)(c)                       --             --            --           6.42(d)

           AIM V.I.
WABA3      Basic Value Fund, Series II (7/02; 9/01)(c),(e)                     --             --            --           2.12(d)
WAAC3      Capital Appreciation Fund, Series II (2/02; 5/93)(c),(e)        (24.51)          4.39            --          10.05
WAAD3      Capital Development Fund, Series II (8/02; 5/98)(c),(e)          (9.49)            --            --           3.48

           ALLIANCE VP
WGIP3      Growth and Income Portfolio (Class B) (8/02; 1/91)(c),(f)        (1.34)         12.81         13.11          12.08
SPGR2      Premier Growth Portfolio (Class B) (5/00; 6/92)(g)              (18.66)         10.77            --          13.88
STEC2      Technology Portfolio (Class B) (5/00; 1/96)(h)                  (26.59)         10.65            --          10.38

           EVERGREEN VA
WEBC3      Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                    (17.87)            --            --         (17.13)
WECG3      Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)               (14.33)            --            --           2.95
WECB3      Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                    --             --            --             --
WEEI3      Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                 (13.30)            --            --          (4.90)
WEFF3      Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                    (9.95)          4.68            --           6.14
WEFD3      Fund - Class 2 (8/02; 3/96)(c),(i)                              (19.09)          3.72            --           5.23
WEGO3      Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)               (14.74)            --            --           3.54
WEGR3      Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        (8.09)            --            --           2.71
WEGI3      Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)            (13.53)          6.24            --           8.06
WEHI3      High Income Fund - Class 2 (7/02; 6/99)(c),(i)                    8.60             --            --           4.75
WEIG3      International Growth Fund - Class 2 (7/02; 8/98)(c),(i)         (19.42)            --            --          (1.26)
WEMA3      Masters Fund - Class 2 (7/02; 1/99)(c),(i)                      (17.11)            --            --          (0.12)
WEOE3      Omega Fund - Class 2 (7/02; 3/97)(c),(i)                        (16.08)            --            --           6.93
WESM3      Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)               16.33             --            --          11.03
WESE3      Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                (9.50)            --            --          (1.44)
WEST3      Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)               4.60             --            --           2.20

           FIDELITY(R) VIP
WFCO3      Contrafund(R)Portfolio Service Class 2 (8/02; 1/95)(c),(k)     (13.80)          8.64            --          13.90
WFGR3      Growth Portfolio Service Class 2 (2/02; 10/86)(c),(k)          (19.11)           9.81         11.61          11.99
WMDC3      Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)              (4.98)             --            --          23.59

           FTVIPT
WVAS3      Franklin Small Cap Value Securities Fund -
           Class 2 (2/02; 5/98)(c),(m)                                      12.07             --            --           1.60
WMSS3      Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(m)          5.42           8.51            --           8.93
WINT3      Templeton Foreign Securities Fund - Class 2 (2/02; 5/92)(c),(n) (17.27)          3.06            --           8.00

           MFS(R)
WSND3      New Discovery Series - Service Class (2/02; 5/98)(c),(o)         (6.69)            --            --          12.77
WSTR3      Total Return Series - Service Class (2/02; 1/95)(c),(o)          (1.49)          8.57            --          11.43
WSUT3      Utilities Series - Service Class (2/02; 1/95)(c),(o)            (25.59)          8.83            --          13.00

           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA3      Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)(c)    (13.93)         12.46         13.47          12.69
WOGS3      Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)      (13.51)         13.61         12.16          11.05

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) FOR CONTRACT OPTION C AND SELECTION OF DEATH BENEFIT OPTION A

FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)


                                                                   PERFORMANCE OF THE SUBACCOUNT    PERFORMANCE OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN:                                                  1 YEAR COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
WOSM3      Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)(c)     --       --%      (1.86%)    --%      --%     2.20%
WSTB3      Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(p)        --       --        5.58    3.25       --      4.29

           PUTNAM VARIABLE TRUST
WGIN3      Putnam VT Growth and Income Fund -

           Class IB Shares (2/02; 2/88)(c),(q)                               --       --       (7.81)   6.32    10.12     11.12
WHSC3      Putnam VT Health Sciences Fund -
           Class IB Shares (5/02; 4/98)(c),(r)                               --       --      (20.97)     --       --      2.83
WIGR3      Putnam VT International Growth Fund -
           Class IB Shares (3/00; 1/97)(q)                               (21.82)  (21.04)     (21.82)     --       --      7.94

           VAN KAMPEN
WVCP3      Life Investment Trust Comstock Portfolio
           Class II Shares (8/02; 4/99)(c),(s)                               --       --       (4.27)     --       --      5.14
WVGI3      Life Investment Trust Growth and Income Portfolio
           Class II Shares (8/02; 12/96)(c),(s)                              --       --       (7.47)  11.72       --     11.58
WVRE3      UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(s)                --       --        8.18      --       --      6.69

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Cumulative return (not annualized) since commencement date of the subaccount.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(n) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(o) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(p) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(q) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(r) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(s) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:             P =   a hypothetical initial payment of $1,000

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF (365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yield Based on the Seven-Day Period Endig Dec. 31, 2001
SUBACCOUNT INVESTING IN                                 SIMPLE YIELD        COMPOUND YIELD
EMS        AXP(R) Variable Portfolio - Cash Management      0.21%                0.21%
SCMG2      AXP(R) Variable Portfolio - Cash Management      0.12%                0.12%
SCMG1      AXP(R) Variable Portfolio - Cash Management      0.01%                0.01%

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

              YIELD = 2[(a - b + 1) TO THE POWER OF (6) - 1]
                         -----
                          cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001
SUBACCOUNT  INVESTING IN                                           YIELD

ESI         AXP(R) Variable Portfolio - Bond Fund                  5.67%
SBND2       AXP(R) Variable Portfolio - Bond Fund                  6.18
SBND1       AXP(R) Variable Portfolio - Bond Fund                  5.76
WFDI5       AXP(R) Variable Portfolio - Federal Income Fund        5.66
WFDI3       AXP(R) Variable Portfolio - Federal Income Fund        5.66
SFDI1       AXP(R) Variable Portfolio - Federal Income Fund        5.81
WFDI1       AXP(R) Variable Portfolio - Federal Income Fund        5.58


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR:

We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life please contact your sales representative or view our current ratings by visiting the agency Web sites directly at:

RATING AGENCY

A.M. Best                            www.ambest.com

Fitch (formerly Duff & Phelps)       www.fitchratings.com

Moody's                              www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Pathways(SM) Variable Annuity (comprised of subaccounts ESI, SBND2, SBND1, EMS, SCMG2, SCMG1, WDEI5, WDEI3, SDEI1, WDEI1, WFDI5, WFDI3, SFDI1, WFDI1, EGD, WNDM3, SNDM1, WNDM1, EPP, SPGR2, SPGR1, ETC, STEC2, STEC1, WMDC5, WMDC3, WMDC1, EMU, WMSS3, SMSS1, WMSS1, EPG, EPL, WIGR3 and WIGR1) as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Pathways(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota

March 22, 2002

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                      -------------------------------------------
DECEMBER 31, 2001                                                                          ESI             SBND2          SBND1
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                           $13,766,541        $408,007      $1,520,488
                                                                                      -------------------------------------------
    at market value                                                                   $13,100,494        $406,869      $1,516,795
Dividends receivable                                                                       61,562           1,983           7,062
Accounts receivable from American Enterprise Life for contract purchase payments               --              --              --
Receivable from mutual funds and portfolios for share redemptions                              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                           13,162,056         408,852       1,523,857
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                         14,023             490           1,865
    Administrative charge                                                                   1,683              54             193
    Contract terminations                                                                  24,012          61,526          31,136
Payable to mutual funds and portfolios for investments purchased                               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                          39,718          62,070          33,194
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                             $13,108,485         346,782       1,490,663
Net assets applicable to contracts in payment period                                       13,853              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                      $13,122,338        $346,782      $1,490,663
=================================================================================================================================
Accumulation units outstanding                                                          8,923,249         316,869       1,362,937
=================================================================================================================================
Net asset value per accumulation unit                                                 $      1.47        $   1.09      $     1.09
=================================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                   -------------------------------------------------
DECEMBER 31, 2001                                                                      EMS          SCMG2        SCMG1        WDEI5
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                        $10,636,787   $4,251,833  $11,992,250    $114,548
                                                                                   -------------------------------------------------
    at market value                                                                $10,636,500   $4,251,735  $11,991,940    $116,442
Dividends receivable                                                                    17,272        6,609       18,459          --
Accounts receivable from American Enterprise Life for contract purchase payments            --           --           --       8,486
Receivable from mutual funds and portfolios for share redemptions                           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        10,653,772    4,258,344   12,010,399     124,928
====================================================================================================================================
LIABILITIES

Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                      12,144        5,030       15,091         116
    Administrative charge                                                                1,457          559        1,561          14
    Contract terminations                                                               14,931        9,678       31,880          --
Payable to mutual funds and portfolios for investments purchased                            --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       28,532       15,267       48,532         130
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                          $10,625,231    4,170,277   11,961,867     124,798
Net assets applicable to contracts in payment period                                         9       72,800           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $10,625,240   $4,243,077  $11,961,867    $124,798
====================================================================================================================================
Accumulation units outstanding                                                       8,408,678    3,979,500   11,399,177     114,711
====================================================================================================================================
Net asset value per accumulation unit                                              $      1.26   $     1.05  $      1.05    $   1.09
====================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                        ----------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                             WDEI3           SDEI1           WDEI1
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                             $244,153        $390,467        $151,981
                                                                                        ----------------------------------------
    at market value                                                                     $242,292        $396,651        $156,250
Dividends receivable                                                                          --              --              --
Accounts receivable from American Enterprise Life for contract purchase payments             302              --              --
Receivable from mutual funds and portfolios for share redemptions                             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                             242,594         396,651         156,250
================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                           279             487             170
    Administrative charge                                                                     31              50              16
    Contract terminations                                                                     --              --              --
Payable to mutual funds and portfolios for investments purchased                              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                            310             537             186
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                242,284         396,114         156,064
Net assets applicable to contracts in payment period                                          --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                        $242,284        $396,114        $156,064
================================================================================================================================
Accumulation units outstanding                                                           223,084         367,200         144,235
================================================================================================================================
Net asset value per accumulation unit                                                   $   1.09       $    1.08        $   1.08
================================================================================================================================

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                   -------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                         WFDI5         WFDI3         SFDI1      WFDI1
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                         $128,595    $1,758,723     $469,394     $451,801
                                                                                    ------------------------------------------------
    at market value                                                                 $129,454    $1,763,601     $468,903     $452,393
Dividends receivable                                                                     605         8,092        2,239        2,004
Accounts receivable from American Enterprise Life for contract purchase payments          --           302           --           --
Receivable from mutual funds and portfolios for share redemptions                         --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         130,059     1,771,995      471,142      454,397
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                       139         1,990          592          566
    Administrative charge                                                                 16           221           61           55
    Contract terminations                                                                 --            --           --           --
Payable to mutual funds and portfolios for investments purchased                          --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        155         2,211          653          621
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            129,904     1,769,784      470,489      453,776
Net assets applicable to contracts in payment period                                      --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $129,904    $1,769,784     $470,489     $453,776
====================================================================================================================================
Accumulation units outstanding                                                       117,173     1,608,525      423,532      412,908
====================================================================================================================================
Net asset value per accumulation unit                                               $   1.11    $     1.10   $     1.11     $   1.10
====================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                   ------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                           EGD            WNDM3           SNDM1
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                        $6,418,939      $2,773,519      $2,733,617
                                                                                   ------------------------------------------
    at market value                                                                $5,323,764      $2,202,965      $2,142,412
Dividends receivable                                                                       --              --              --
Accounts receivable from American Enterprise Life for contract purchase payments       52,906          10,178              --
Receivable from mutual funds and portfolios for share redemptions                          --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        5,376,670       2,213,143       2,142,412
=============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                      5,654           2,494           2,630
    Administrative charge                                                                 678             277             272
    Contract terminations                                                                  --              --             382
Payable to mutual funds and portfolios for investments purchased                           --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       6,332           2,771           3,284
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                          $5,370,338       2,210,372       2,139,128
Net assets applicable to contracts in payment period                                       --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $5,370,338      $2,210,372      $2,139,128
=============================================================================================================================
Accumulation units outstanding                                                      4,236,699       3,127,972       2,896,006
=============================================================================================================================
Net asset value per accumulation unit                                              $     1.27      $     0.71      $     0.74
=============================================================================================================================


                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                   ------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                         WNDM1         EPP        SPGR2        SPGR1
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                         $312,445   $2,588,060   $1,925,884   $6,822,694
                                                                                   ------------------------------------------------
    at market value                                                                 $255,777   $2,021,153   $1,556,971   $5,227,359
Dividends receivable                                                                      --           --           --           --
Accounts receivable from American Enterprise Life for contract purchase payments          --        6,771      250,017      169,422
Receivable from mutual funds and portfolios for share redemptions                         --        2,374        1,654        6,874
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         255,777    2,030,298    1,808,642    5,403,655
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                       335        2,120        1,489        6,230
    Administrative charge                                                                 33          254          165          644
    Contract terminations                                                                 --           --           --           --
Payable to mutual funds and portfolios for investments purchased                          --        6,771      250,017      169,422
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        368        9,145      251,671      176,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            255,409    2,021,153    1,556,971    5,227,359
Net assets applicable to contracts in payment period                                      --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $255,409   $2,021,153   $1,556,971   $5,227,359
===================================================================================================================================
Accumulation units outstanding                                                       362,662    2,573,940    2,397,428    7,466,298
===================================================================================================================================
Net asset value per accumulation unit                                               $   0.70   $     0.79   $     0.65   $     0.70
===================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                    ------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                            ETC           STEC2          STEC1
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                         $2,692,370      $1,772,153      $4,773,451
                                                                                    ------------------------------------------
    at market value                                                                 $1,554,637      $1,032,027      $3,256,312
Dividends receivable                                                                        --              --              --
Accounts receivable from American Enterprise Life for contract purchase payments           392              --              --
Receivable from mutual funds and portfolios for share redemptions                        1,848           1,325           4,388
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         1,556,877       1,033,352       3,260,700
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                       1,650           1,192           3,977
    Administrative charge                                                                  198             133             411
    Contract terminations                                                                   --              --              --
Payable to mutual funds and portfolios for investments purchased                           392              --              --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        2,240           1,325           4,388
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            1,554,637       1,032,027       3,256,312
Net assets applicable to contracts in payment period                                        --              --              --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $1,554,637      $1,032,027      $3,256,312
==============================================================================================================================
Accumulation units outstanding                                                       1,958,182       2,165,065       6,379,528
==============================================================================================================================
Net asset value per accumulation unit                                               $     0.79      $     0.48      $     0.51
==============================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                 ------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                        WMDC5        WMDC3        WMDC1       EMU
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                         $95,296     $157,482     $12,590     $681,235
                                                                                 ------------------------------------------------
    at market value                                                                 $99,826     $165,341     $13,647     $673,880
Dividends receivable                                                                     --           --          --           --
Accounts receivable from American Enterprise Life for contract purchase payments         --          809          --       28,144
Receivable from mutual funds and portfolios for share redemptions                       115          204          20          746
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         99,941      166,354      13,667      702,770
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                      103          184          18          666
    Administrative charge                                                                12           20           2           80
    Contract terminations                                                                --           --          --           --
Payable to mutual funds and portfolios for investments purchased                         --          809          --       28,144
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       115        1,013          20       28,890
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            99,826      165,341      13,647     $673,880
Net assets applicable to contracts in payment period                                     --           --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $99,826     $165,341     $13,647     $673,880
=================================================================================================================================
Accumulation units outstanding                                                       93,943      155,709      12,870      546,335
=================================================================================================================================
Net asset value per accumulation unit                                               $  1.06     $   1.06     $  1.06     $   1.23
=================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                    ----------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                         WMSS3           SMSS1           WMSS1
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                         $384,737        $612,873         $26,936
                                                                                    ----------------------------------------
    at market value                                                                 $380,068        $593,143         $27,810
Dividends receivable                                                                      --              --              --
Accounts receivable from American Enterprise Life for contract purchase payments       3,384              --              --
Receivable from mutual funds and portfolios for share redemptions                        442           8,200              35
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         383,894         601,343          27,845
============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                       398             736              32
    Administrative charge                                                                 44              76               3
    Contract terminations                                                                 --           7,388              --
Payable to mutual funds and portfolios for investments purchased                       3,384              --              --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      3,826           8,200              35
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            380,068         593,143          27,810
Net assets applicable to contracts in payment period                                      --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $380,068        $593,143         $27,810
============================================================================================================================
Accumulation units outstanding                                                       324,208         472,993          23,784
============================================================================================================================
Net asset value per accumulation unit                                               $   1.17        $   1.25         $  1.17
============================================================================================================================

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                  --------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                           EPG         EPL         WIGR3        WIGR1
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                        $8,106,342  $2,121,939   $3,098,896   $   930,749
                                                                                  --------------------------------------------------
    at market value                                                                $7,289,538  $1,651,442   $2,370,620   $   727,520
Dividends receivable                                                                       --          --           --            --
Accounts receivable from American Enterprise Life for contract purchase payments        5,678      21,233           --            --
Receivable from mutual funds and portfolios for share redemptions                       8,628       1,856        7,178         1,041
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        7,303,844   1,674,531    2,377,798       728,561
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                      7,704       1,657        2,690           949
    Administrative charge                                                                 924         199          299            92
    Contract terminations                                                                  --          --        4,189            --
Payable to mutual funds and portfolios for investments purchased                        5,678      21,233           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      14,306      23,089        7,178         1,041
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                          $7,289,538  $1,651,442    2,370,620       727,520
Net assets applicable to contracts in payment period                                       --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $7,289,538  $1,651,442   $2,370,620   $   727,520
====================================================================================================================================
Accumulation units outstanding                                                      6,280,095   1,775,441    4,039,987     1,244,429
====================================================================================================================================
Net asset value per accumulation unit                                              $     1.16  $     0.93   $     0.59   $      0.58
====================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                -------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          ESI            SBND2           SBND1
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                $   873,779        $ 14,120      $  123,012
Variable account expenses                                                           191,594           3,336          30,364
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     682,185          10,784          92,648
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                           2,569,776          85,912       4,387,167
    Cost of investments sold                                                      2,699,735          85,246       4,385,042
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                   (129,959)            666           2,125
Distributions from capital gain                                                          --              --              --
Net change in unrealized appreciation or depreciation of investments                249,511          (2,242)        (12,724)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      119,552          (1,576)        (10,599)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   801,737        $  9,208      $   82,049
===========================================================================================================================

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                         EMS          SCMG2          SCMG1      WDEI5
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                $    378,788   $   140,086   $   539,123   $    630
Variable account expenses                                                            158,115        59,862       242,770        671
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      220,673        80,224       296,353        (41)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                           41,072,518     5,774,193    40,299,468      5,329
    Cost of investments sold                                                      41,073,614     5,774,140    40,299,419      5,513
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                      (1,096)           53            49       (184)
Distributions from capital gain                                                           --            --            --         --
Net change in unrealized appreciation or depreciation of investments                     605          (177)         (576)     1,747
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          (491)         (124)         (527)     1,563
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    220,182   $    80,100   $   295,826   $  1,522
===================================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                  -----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                           WDEI3           SDEI1           WDEI1
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                  $   2,190    $      4,440       $     947
Variable account expenses                                                             2,464           5,099           1,285
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (274)           (659)           (338)
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                             168,391       2,217,200          11,633
    Cost of investments sold                                                        170,206       2,267,130          11,200
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                     (1,815)        (49,930)            433
Distributions from capital gain                                                          --              --              --
Net change in unrealized appreciation or depreciation of investments                 (3,989)          4,363           3,152
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       (5,804)        (45,567)          3,585
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $  (6,078)    $   (46,226)       $  3,247
===========================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         WFDI5       WFDI3        SFDI1        WFDI1
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                              $  3,119    $  48,584    $  11,662    $  9,732
Variable account expenses                                                          968       16,420        4,200       3,693
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  2,151       32,164        7,462       6,039
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                          2,777      606,083      247,573      78,111
    Cost of investments sold                                                     2,718      596,196      246,453      77,401
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    59        9,887        1,120         710
Distributions from capital gain                                                     --           --           --          --
Net change in unrealized appreciation or depreciation of investments               (39)         (32)        (668)         79
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      20        9,855          452         789
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $  2,171    $  42,019    $   7,914    $  6,828
============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             EGD            WNDM3           SNDM1
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                $     11,728      $    4,610      $    4,492
Variable account expenses                                                             72,057          29,406          30,444
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (60,329)        (24,796)        (25,952)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                              704,989         195,608         459,920
    Cost of investments sold                                                         831,932         247,617         587,884
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (126,943)        (52,009)       (127,964)
Distributions from capital gain                                                           --              --              --
Net change in unrealized appreciation or depreciation of investments                (844,510)       (288,903)       (245,647)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (971,453)       (340,912)       (373,611)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (1,031,782)     $ (365,708)     $ (399,563)
============================================================================================================================

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                              ----------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         WNDM1            EPP         SPGR2        SPGR1
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                              $     545     $        --   $        --  $        --
Variable account expenses                                                         3,820          35,801        22,457      100,750
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  (3,275)        (35,801)      (22,457)    (100,750)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                          31,927       2,642,460     1,079,468    5,392,772
    Cost of investments sold                                                     40,010       3,297,163     1,424,763    6,969,792
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                 (8,083)       (654,703)     (345,295)  (1,577,020)
Distributions from capital gain                                                      --         163,708        81,705      379,405
Net change in unrealized appreciation or depreciation of investments            (28,551)       (183,026)     (130,281)    (431,950)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  (36,634)       (674,021)     (393,871)  (1,629,565)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $ (39,909)    $  (709,822)  $  (416,328) $(1,730,315)
==================================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                  ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             ETC            STEC2          STEC1
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                  $       --      $       --    $         --
Variable account expenses                                                             26,612          19,557          76,550
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (26,612)        (19,557)        (76,550)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                            1,087,451       1,136,525       9,184,492
    Cost of investments sold                                                       1,785,335       1,704,428      13,066,649
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (697,884)       (567,903)     (3,882,157)
Distributions from capital gain                                                      166,708         115,842         510,506
Net change in unrealized appreciation or depreciation of investments                (181,738)        (43,102)      1,201,985
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (712,914)       (495,163)     (2,169,666)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $ (739,526)     $ (514,720)   $ (2,246,216)
============================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                  ---------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                           WMDC5(1)      WMDC3(1)   WMDC1(1)      EMU
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                    $   --       $   --      $   --   $   9,276
Variable account expenses                                                              338          670          54       6,222
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       (338)        (670)        (54)      3,054
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                                232          591       4,225     417,991
    Cost of investments sold                                                           227          592       4,039     424,750
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                         5           (1)        186      (6,759)
Distributions from capital gain                                                         --           --          --      31,187
Net change in unrealized appreciation or depreciation of investments                 4,530        7,859       1,057     (25,983)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       4,535        7,858       1,243      (1,555)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $4,197       $7,188      $1,189   $   1,499
===============================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                               -----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         WMSS3          SMSS1           WMSS1
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                               $    11,541    $    27,858    $       176
Variable account expenses                                                            4,232         14,205            185
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      7,309         13,653             (9)
========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                            616,939      2,050,244          7,300
    Cost of investments sold                                                       627,345      2,172,538          7,502
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                   (10,406)      (122,294)          (202)
Distributions from capital gain                                                     38,801         93,662            591
Net change in unrealized appreciation or depreciation of investments                (6,858)       (24,654)           466
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      21,537        (53,286)           855
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $    28,846    $   (39,633)   $       846
========================================================================================================================

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                               --------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                           EPG           EPL         WIGR3        WIGR1
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                               $   125,528  $     6,387  $     6,141  $     1,765
Variable account expenses                                                          109,149       29,098       34,218       11,832
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     16,379      (22,711)     (28,077)     (10,067)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                          1,333,450    1,452,676      349,492      143,256
    Cost of investments sold                                                     1,477,632    1,998,906      469,182      186,828
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (144,182)    (546,230)    (119,690)     (43,572)
Distributions from capital gain                                                     92,544      260,377      250,359       71,944
Net change in unrealized appreciation or depreciation of investments              (612,644)    (306,534)    (658,627)    (190,943)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (664,282)    (592,387)    (527,958)    (162,571)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $  (647,903) $  (615,098) $  (556,035) $  (172,638)
=================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                               ESI             SBND2          SBND1
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $    682,185    $     10,784    $     92,648
Net realized gain (loss) on sales of investments                           (129,959)            666           2,125
Distributions from capital gain                                                  --              --              --
Net change in unrealized appreciation or depreciation of investments        249,511          (2,242)        (12,724)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             801,737           9,208          82,049
===================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  392,694          38,469          45,721
Net transfers(1)                                                            135,621         245,358         751,120
Annuity payments                                                             (1,075)             --              --
Contract terminations:
    Surrender benefits and contract charges                              (1,253,230)        (11,871)        (98,267)
    Death benefits                                                         (110,742)             --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (836,732)        271,956         698,574
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          13,157,333          65,618         710,040
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 13,122,338    $    346,782    $  1,490,663
===================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    9,498,099          63,589         687,876
Contract purchase payments                                                  276,188          35,644          42,929
Net transfers(1)                                                             98,081         228,539         723,511
Contract terminations:
    Surrender benefits and contract charges                                (872,057)        (10,903)        (91,379)
    Death benefits                                                          (77,062)             --              --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          8,923,249         316,869       1,362,937
===================================================================================================================
                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                EMS            SCMG2          SCMG1           WDEI5
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $    220,673    $     80,224    $    296,353    $        (41)
Net realized gain (loss) on sales of investments                             (1,096)             53              49            (184)
Distributions from capital gain                                                  --              --              --              --
Net change in unrealized appreciation or depreciation of investments            605            (177)           (576)          1,747
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             220,182          80,100         295,826           1,522
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                2,036,753       3,074,012       2,282,409          30,207
Net transfers(1)                                                          5,157,424      (1,001,893)        449,362          85,446
Annuity payments                                                                 --          (4,987)             --              --
Contract terminations:
    Surrender benefits and contract charges                              (2,250,927)       (410,435)     (2,502,884)           (316)
    Death benefits                                                               --        (173,380)       (396,463)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            4,943,250       1,483,317        (167,576)        115,337
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           5,461,808       2,679,660      11,833,617           7,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 10,625,240    $  4,243,077    $ 11,961,867    $    124,798
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    4,421,199       2,612,928      11,510,757           7,350
Contract purchase payments                                                1,634,378       2,973,969       2,233,625          28,086
Net transfers(1)                                                          4,127,361        (971,035)        460,986          79,571
Contract terminations:
    Surrender benefits and contract charges                              (1,774,260)       (467,761)     (2,394,165)           (296)
    Death benefits                                                               --        (168,601)       (412,026)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          8,408,678       3,979,500      11,399,177         114,711
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                  WDEI3           SDEI1           WDEI1
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $      (274)   $      (659)   $      (338)
Net realized gain (loss) on sales of investments                            (1,815)       (49,930)           433
Distributions from capital gain                                                 --             --             --
Net change in unrealized appreciation or depreciation of investments        (3,989)         4,363          3,152
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (6,078)       (46,226)         3,247
================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  73,764         (5,585)        12,438
Net transfers(1)                                                           189,921        418,967        101,817
Annuity payments                                                                --             --             --
Contract terminations:
    Surrender benefits and contract charges                                (86,621)       (18,000)        (4,256)
    Death benefits                                                              --         (8,733)            --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             177,064        386,649        109,999
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             71,298         55,691         42,818
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   242,284    $   396,114    $   156,064
================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      66,033         51,889         39,734
Contract purchase payments                                                  68,149         (4,801)        12,677
Net transfers(1)                                                           167,393        345,177         95,762
Contract terminations:
    Surrender benefits and contract charges                                (78,491)       (16,402)        (3,938)
    Death benefits                                                              --         (8,663)            --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           223,084        367,200        144,235
================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                   WFDI5         WFDI3          SFDI1         WFDI1
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $     2,151    $    32,164    $     7,462    $     6,039
Net realized gain (loss) on sales of investments                                59          9,887          1,120            710
Distributions from capital gain                                                 --             --             --             --
Net change in unrealized appreciation or depreciation of investments           (39)           (32)          (668)            79
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              2,171         42,019          7,914          6,828
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  86,403        663,020         70,261        230,534
Net transfers(1)                                                               184        803,444        389,493        151,054
Annuity payments                                                                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                   (346)       (24,657)       (23,014)        (3,092)
    Death benefits                                                              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              86,241      1,441,807        436,740        378,496
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             41,492        285,958         25,835         68,452
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   129,904    $ 1,769,784    $   470,489    $   453,776
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      39,245        272,285         24,341         65,132
Contract purchase payments                                                  78,011        616,012         64,667        210,813
Net transfers(1)                                                               229        742,853        355,333        139,799
Contract terminations:
    Surrender benefits and contract charges                                   (312)       (22,625)       (20,809)        (2,836)
    Death benefits                                                              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           117,173      1,608,525        423,532        412,908
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                   EGD            WNDM3          SNDM1         WNDM1
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $   (60,329)   $   (24,796)   $   (25,952)   $    (3,275)
Net realized gain (loss) on sales of investments                          (126,943)       (52,009)      (127,964)        (8,083)
Distributions from capital gain                                                 --             --             --             --
Net change in unrealized appreciation or depreciation of investments      (844,510)      (288,903)      (245,647)       (28,551)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (1,031,782)      (365,708)      (399,563)       (39,909)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 412,497        140,640        182,483          8,197
Net transfers(1)                                                           641,651        669,355        220,415        119,299
Annuity payments                                                                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                               (362,349)       (59,517)       (88,535)        (2,307)
    Death benefits                                                         (25,717)        (8,722)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             666,082        741,756        314,363        125,189
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          5,736,038      1,834,324      2,224,328        170,129
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 5,370,338    $ 2,210,372    $ 2,139,128    $   255,409
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   3,716,997      2,129,881      2,468,296        197,872
Contract purchase payments                                                 308,358        178,323        224,502         12,127
Net transfers(1)                                                           509,304        914,269        323,253        155,674
Contract terminations:
    Surrender benefits and contract charges                               (277,964)       (81,940)      (120,045)        (3,011)
    Death benefits                                                         (19,996)       (12,561)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         4,236,699      3,127,972      2,896,006        362,662
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    EPP           SPGR2         SPGR1
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $   (35,801)   $   (22,457)   $  (100,750)
Net realized gain (loss) on sales of investments                          (654,703)      (345,295)    (1,577,020)
Distributions from capital gain                                            163,708         81,705        379,405
Net change in unrealized appreciation or depreciation of investments      (183,026)      (130,281)      (431,950)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (709,822)      (416,328)    (1,730,315)
================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 238,420        308,412             --
Net transfers(1)                                                          (588,767)       287,709       (480,453)
Annuity payments                                                                --             --             --
Contract terminations:
    Surrender benefits and contract charges                               (108,515)      (124,882)      (446,490)
    Death benefits                                                         (57,462)       (13,575)      (127,781)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (516,324)       457,664     (1,054,724)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          3,247,299      1,515,635      8,012,398
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 2,021,153    $ 1,556,971    $ 5,227,359
================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   3,368,268      1,898,786      9,297,787
Contract purchase payments                                                 255,607        410,753             --
Net transfers(1)                                                          (858,348)       292,706     (1,034,152)
Contract terminations:
    Surrender benefits and contract charges                               (126,789)      (183,717)      (617,256)
    Death benefits                                                         (64,798)       (21,100)      (180,081)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         2,573,940      2,397,428      7,466,298
================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    ETC          STEC2          STEC1          WMDC5(1)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $   (26,612)   $   (19,557)   $   (76,550)   $      (338)
Net realized gain (loss) on sales of investments                          (697,884)      (567,903)    (3,882,157)             5
Distributions from capital gain                                            166,708        115,842        510,506             --
Net change in unrealized appreciation or depreciation of investments      (181,738)       (43,102)     1,201,985          4,530
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (739,526)      (514,720)    (2,246,216)         4,197
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  73,650        169,439        327,797         69,407
Net transfers(2)                                                          (110,570)      (277,188)    (1,098,064)        26,222
Annuity payments                                                                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                (75,761)      (130,284)      (339,398)            --
    Death benefits                                                         (53,427)       (84,908)       (31,851)            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (166,108)      (322,941)    (1,141,516)        95,629
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          2,460,271      1,869,688      6,644,044             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,554,637    $ 1,032,027    $ 3,256,312    $    99,826
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   2,278,134      2,881,824      9,542,504             --
Contract purchase payments                                                  65,728        291,936        488,395         68,115
Net transfers(2)                                                          (243,259)      (618,202)    (2,960,242)        25,828
Contract terminations:
    Surrender benefits and contract charges                                (85,006)      (254,379)      (636,281)            --
    Death benefits                                                         (57,415)      (136,114)       (54,848)            --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,958,182      2,165,065      6,379,528         93,943
================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                  WMDC3(1)       WMDC1(1)         EMU
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $      (670)   $       (54)   $     3,054
Net realized gain (loss) on sales of investments                                (1)           186         (6,759)
Distributions from capital gain                                                 --             --         31,187
Net change in unrealized appreciation or depreciation of investments         7,859          1,057        (25,983)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              7,188          1,189          1,499
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   6,477         13,733         88,382
Net transfers(2)                                                           151,981             --        423,995
Annuity payments                                                                --             --             --
Contract terminations:
    Surrender benefits and contract charges                                   (305)        (1,275)       (38,163)
    Death benefits                                                              --             --             --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             158,153         12,458        474,214
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --        198,167
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   165,341    $    13,647    $   673,880
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                          --             --        169,587
Contract purchase payments                                                   6,285         14,122         71,278
Net transfers(2)                                                           149,724             --        336,168
Contract terminations:
    Surrender benefits and contract charges                                   (300)        (1,252)       (30,698)
    Death benefits                                                              --             --             --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           155,709         12,870        546,335
=================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                  WMSS3          SMSS1          WMSS1            EPG
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $     7,309    $    13,653    $        (9)   $    16,379
Net realized gain (loss) on sales of investments                           (10,406)      (122,294)          (202)      (144,182)
Distributions from capital gain                                             38,801         93,662            591         92,544
Net change in unrealized appreciation or depreciation of investments        (6,858)       (24,654)           466       (612,644)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             28,846        (39,633)           846       (647,903)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  63,327        277,425             --        224,947
Net transfers(1)                                                           433,640        492,762         20,118        105,267
Annuity payments                                                                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                               (163,814)      (231,063)          (241)      (574,474)
    Death benefits                                                         (25,292)            --             --       (148,921)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             307,861        539,124         19,877       (393,181)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             43,361         93,652          7,087      8,330,622
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   380,068    $   593,143    $    27,810    $ 7,289,538
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      38,958         78,742          6,378      6,615,802
Contract purchase payments                                                  55,963        214,860             --        182,085
Net transfers(1)                                                           386,654        370,604         17,617         82,453
Contract terminations:
    Surrender benefits and contract charges                               (135,582)      (191,213)          (211)      (477,685)
    Death benefits                                                         (21,785)            --             --       (122,560)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           324,208        472,993         23,784      6,280,095
===============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    EPL          WIGR3          WIGR1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $   (22,711)   $   (28,077)   $   (10,067)
Net realized gain (loss) on sales of investments                          (546,230)      (119,690)       (43,572)
Distributions from capital gain                                            260,377        250,359         71,944
Net change in unrealized appreciation or depreciation of investments      (306,534)      (658,627)      (190,943)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (615,098)      (556,035)      (172,638)
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 247,528        486,056        185,822
Net transfers(1)                                                          (422,501)       489,514        198,220
Annuity payments                                                                --             --             --
Contract terminations:
    Surrender benefits and contract charges                               (140,195)       (36,435)       (14,590)
    Death benefits                                                         (31,188)       (22,235)            --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (346,356)       916,900        369,452
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          2,612,896      2,009,755        530,706
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,651,442    $ 2,370,620    $   727,520
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   2,191,500      2,678,425        708,444
Contract purchase payments                                                 236,938        751,120        282,649
Net transfers(1)                                                          (483,187)       702,637        276,535
Contract terminations:
    Surrender benefits and contract charges                               (140,260)       (59,623)       (23,199)
    Death benefits                                                         (29,550)       (32,572)            --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,775,441      4,039,987      1,244,429
=================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                               ESI        SBND2(1)        SBND1(2)             EMS
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $    658,719    $        378    $     13,792    $    135,974
Net realized gain (loss) on investments                                     (65,809)            (11)            287         (16,587)
Net change in unrealized appreciation or depreciation of investments        (92,908)          1,104           9,031            (891)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             500,002           1,471          23,110         118,496
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                1,127,304          57,985         614,278       5,658,273
Net transfers(4)                                                          1,618,613           6,312          75,028        (995,418)
Annuity payments                                                               (212)             --              --              --
Contract terminations:
    Surrender benefits and contract charges                                (791,854)           (150)         (2,376)       (378,581)
    Death benefits                                                         (116,821)             --              --         (54,981)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            1,837,030          64,147         686,930       4,229,293
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          10,820,301              --              --       1,114,019
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 13,157,333    $     65,618    $    710,040    $  5,461,808
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    8,126,599              --              --         941,161
Contract purchase payments                                                  817,990          57,580         616,025       4,705,351
Net transfers(4)                                                          1,214,069           6,156          74,203        (825,952)
Contract terminations:
    Surrender benefits and contract charges                                (573,807)           (147)         (2,352)       (353,020)
    Death benefits                                                          (86,752)             --              --         (46,341)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          9,498,099          63,589         687,876       4,421,199
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                           SCMG2(1)        SCMG1(2)        WDEI5(3)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $     37,100    $    250,010    $         (8)
Net realized gain (loss) on investments                                          21          (1,732)             --
Net change in unrealized appreciation or depreciation of investments             79             266             147
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              37,200         248,544             139
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                4,269,523      30,026,918           2,848
Net transfers(4)                                                         (1,615,535)    (17,446,429)          4,952
Annuity payments                                                                 --              --              --
Contract terminations:
    Surrender benefits and contract charges                                 (11,528)       (995,416)             --
    Death benefits                                                               --              --              --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2,642,460      11,585,073           7,800
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --              --              --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  2,679,660    $ 11,833,617    $      7,939
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           --              --              --
Contract purchase payments                                                4,214,767      29,699,520           2,742
Net transfers(4)                                                         (1,590,647)    (17,222,340)          4,608
Contract terminations:
    Surrender benefits and contract charges                                 (11,192)       (966,423)             --
    Death benefits                                                               --              --              --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          2,612,928      11,510,757           7,350
====================================================================================================================

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                              WDEI3(1)     SDEI1(2)     WDEI1(1)     WFDI5(1)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $     (63)   $     (33)   $     (86)   $     734
Net realized gain (loss) on investments                                      (64)          (1)         (94)           1
Net change in unrealized appreciation or depreciation of investments       2,128        1,821        1,117          898
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            2,001        1,787          937        1,633
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                18,771       14,489       13,234       37,383
Net transfers(3)                                                          50,526       39,415       28,647        2,476
Annuity payments                                                              --           --           --           --
Contract terminations:
    Surrender benefits and contract charges                                   --           --           --           --
    Death benefits                                                            --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            69,297       53,904       41,881       39,859
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  71,298    $  55,691    $  42,818    $  41,492
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                        --           --           --           --
Contract purchase payments                                                17,292       13,938       12,321       36,843
Net transfers(3)                                                          48,741       37,951       27,413        2,402
Contract terminations:
    Surrender benefits and contract charges                                   --           --           --           --
    Death benefits                                                            --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          66,033       51,889       39,734       39,245
=======================================================================================================================


                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                              WFDI3(1)     SFDI1(2)    WFDI1(1)
---------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $   2,368    $     101   $     325
Net realized gain (loss) on investments                                        5           --           1
Net change in unrealized appreciation or depreciation of investments       4,910          177         513
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            7,283          278         839
=========================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               249,431       21,586      67,613
Net transfers(3)                                                          29,750        3,971          --
Annuity payments                                                              --           --          --
Contract terminations:
    Surrender benefits and contract charges                                 (506)          --          --
    Death benefits                                                            --           --          --
---------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           278,675       25,557      67,613
---------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               --           --          --
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 285,958    $  25,835   $  68,452
=========================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                        --           --          --
Contract purchase payments                                               243,999       20,581      65,132
Net transfers(3)                                                          28,773        3,760          --
Contract terminations:
    Surrender benefits and contract charges                                 (487)          --          --
    Death benefits                                                            --           --          --
---------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         272,285       24,341      65,132
=========================================================================================================

(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 EGD          WNDM3(1)       SNDM1(2)       WNDM1(1)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $   348,747    $   106,072    $   117,444    $     9,613
Net realized gain (loss) on investments                                     72,536        (14,801)       (12,528)           326
Net change in unrealized appreciation or depreciation of investments    (1,137,292)      (281,651)      (345,558)       (28,117)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (716,009)      (190,380)      (240,642)       (18,178)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               1,763,702      1,621,877      2,310,821         98,338
Net transfers(4)                                                         1,381,484        420,630        208,870         90,857
Annuity payments                                                                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                               (362,293)       (17,803)       (54,721)          (888)
    Death benefits                                                         (15,459)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           2,767,434      2,024,704      2,464,970        188,307
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          3,684,613             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 5,736,038    $ 1,834,324    $ 2,224,328    $   170,129
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   2,140,748             --             --             --
Contract purchase payments                                               1,038,976      1,699,790      2,320,492        100,911
Net transfers(4)                                                           781,895        450,792        209,407         97,935
Contract terminations:
    Surrender benefits and contract charges                               (235,255)       (20,701)       (61,603)          (974)
    Death benefits                                                          (9,367)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         3,716,997      2,129,881      2,468,296        197,872
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 EPP          SPGR2(3)       SPGR1(2)
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $    14,514    $    (6,932)   $    (2,782)
Net realized gain (loss) on investments                                   (204,991)       (54,311)      (345,148)
Net change in unrealized appreciation or depreciation of investments      (387,703)      (238,632)    (1,163,385)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (578,180)      (299,875)    (1,511,315)
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               1,669,475      1,959,383      6,272,243
Net transfers(4)                                                         2,128,437       (129,775)     3,391,591
Annuity payments                                                                --             --             --
Contract terminations:
    Surrender benefits and contract charges                                (37,764)       (14,098)       (83,289)
    Death benefits                                                              --             --        (56,832)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           3,760,148      1,815,510      9,523,713
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             65,331             --             --
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 3,247,299    $ 1,515,635    $ 8,012,398
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      55,616             --             --
Contract purchase payments                                               1,457,932      2,042,190      6,116,208
Net transfers(4)                                                         1,894,058       (125,781)     3,339,213
Contract terminations:
    Surrender benefits and contract charges                                (39,338)       (17,623)       (96,848)
    Death benefits                                                              --             --        (60,786)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         3,368,268      1,898,786      9,297,787
=================================================================================================================

(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                               ETC          STEC2(1)       STEC1(2)         EMU
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                      $    37,127    $    13,663    $   107,434    $     3,416
Net realized gain (loss) on investments                                     (712)      (107,800)      (332,841)           288
Net change in unrealized appreciation or depreciation of investments    (973,644)      (697,024)    (2,719,124)        17,841
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (937,229)      (791,161)    (2,944,531)        21,545
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             1,913,047      2,343,724      8,534,763         27,001
Net transfers(4)                                                       1,400,055        336,764      1,155,880        125,485
Annuity payments                                                              --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                              (62,652)       (19,639)      (102,068)        (8,186)
    Death benefits                                                            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         3,250,450      2,660,849      9,588,575        144,300
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          147,050             --             --         32,322
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 2,460,271    $ 1,869,688    $ 6,644,044    $   198,167
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   105,175             --             --         30,888
Contract purchase payments                                             1,279,642      2,661,258      8,622,637         24,922
Net transfers(4)                                                         951,328        245,599      1,065,532        121,306
Contract terminations:
    Surrender benefits and contract charges                              (58,011)       (25,033)      (145,665)        (7,529)
    Death benefits                                                            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       2,278,134      2,881,824      9,542,504        169,587
==============================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                WMSS3(3)        SMSS1(2)      WMSS1(3)
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                         $       (90)   $      (367)   $       (32)
Net realized gain (loss) on investments                                           9             86              1
Net change in unrealized appreciation or depreciation of investments          2,189          4,924            408
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               2,108          4,643            377
==================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   33,052         54,201            310
Net transfers(4)                                                              8,407         41,995          6,400
Annuity payments                                                                 --             --             --
Contract terminations:
    Surrender benefits and contract charges                                    (206)        (7,187)            --
    Death benefits                                                               --             --             --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               41,253         89,009          6,710
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --             --             --
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $    43,361    $    93,652    $     7,087
==================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           --             --             --
Contract purchase payments                                                   31,175         48,762            304
Net transfers(4)                                                              7,974         36,521          6,074
Contract terminations:
    Surrender benefits and contract charges                                    (191)        (6,541)            --
    Death benefits                                                               --             --             --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             38,958         78,742          6,378
==================================================================================================================

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(4)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                EPG             EPL           WIGR3(1)         WIGR1(1)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                        $   540,701    $    73,712    $    (8,679)   $    (2,302)
Net realized gain (loss) on investments                                    (33,217)       (58,863)          (462)        (1,613)
Net change in unrealized appreciation or depreciation of investments        48,627       (203,865)       (69,649)       (12,286)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            556,111       (189,016)       (78,790)       (16,201)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               1,672,799        909,492      1,200,376        395,278
Net transfers(2)                                                         1,560,008      1,505,236        892,699        153,543
Annuity payments                                                                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                               (524,588)       (74,650)        (4,530)        (1,914)
    Death benefits                                                         (16,684)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           2,691,535      2,340,078      2,088,545        546,907
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          5,082,976        461,834             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 8,330,622    $ 2,612,896    $ 2,009,755    $   530,706
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   4,302,357        346,626             --             --
Contract purchase payments                                               1,413,558        710,605      1,508,631        504,164
Net transfers(2)                                                         1,330,062      1,197,000      1,175,687        206,896
Contract terminations:
    Surrender benefits and contract charges                               (416,340)       (62,731)        (5,893)        (2,616)
    Death benefits                                                         (13,835)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         6,615,802      2,191,500      2,678,425        708,444
=================================================================================================================================

(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT       INVESTMENT                                                                  SHARES                       NAV
-----------------------------------------------------------------------------------------------------------------------------
ESI              AXP(R)Variable Portfolio - Bond Fund                                      1,251,583                   $10.47
SBND2                                                                                         38,871                    10.47
SBND1                                                                                        144,910                    10.47

EMS              AXP(R)Variable Portfolio - Cash Management Fund                          10,640,320                     1.00
SCMG2                                                                                      4,253,262                     1.00
SCMG1                                                                                     11,996,247                     1.00

WDEI5            AXP(R)Variable Portfolio - Diversified Equity Income Fund                    11,527                    10.10
WDEI3                                                                                         23,985                    10.10
SDEI1                                                                                         39,265                    10.10
WDEI1                                                                                         15,467                    10.10

WFDI5            AXP(R)Variable Portfolio - Federal Income Fund                               12,528                    10.33
WFDI3                                                                                        170,677                    10.33
SFDI1                                                                                         45,379                    10.33
WFDI1                                                                                         43,782                    10.33

EGD              AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                           333,392                    15.97
WNDM3                                                                                        137,957                    15.97
SNDM1                                                                                        134,165                    15.97
WNDM1                                                                                         16,018                    15.97

EPP              Alliance VP Premier Growth Portfolio (Class B)                               80,846                    25.00
SPGR2                                                                                         62,279                    25.00
SPGR1                                                                                        209,094                    25.00

ETC              Alliance VP Technology Portfolio (Class B)                                   90,649                    17.15
STEC2                                                                                         60,176                    17.15
STEC1                                                                                        189,872                    17.15

WMDC5            Fidelity(R)VIP Mid Cap Portfolio Service Class 2                              5,122                    19.49
WMDC3                                                                                          8,483                    19.49
WMDC1                                                                                            700                    19.49

EMU              FTVIPT Mutual Shares Securities Fund - Class 2                               48,031                    14.03
WMSS3                                                                                         27,090                    14.03
SMSS1                                                                                         42,277                    14.03
WMSS1                                                                                          1,982                    14.03

EPG              Putnam VT Growth and Income Fund - Class IB Shares                          310,987                    23.44

EPL              Putnam VT International Growth Fund - Class IB Shares                       133,612                    12.36
WIGR3                                                                                        191,798                    12.36
WIGR1                                                                                         58,861                    12.36

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.05% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

An enhanced death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.20% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R)Variable Portfolio - Bond Fund                            0.610% to 0.535%
AXP(R)Variable Portfolio - Cash Management Fund                 0.510% to 0.440%
AXP(R)Variable Portfolio - Diversified Equity Income Fund       0.560% to 0.470%
AXP(R)Variable Portfolio - Federal Income Fund                  0.610% to 0.535%
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)               0.630% to 0.570%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R)Variable Portfolio - Bond Fund                            0.050% to 0.025%
AXP(R)Variable Portfolio - Cash Management Fund                 0.030% to 0.020%
AXP(R)Variable Portfolio - Diversified Equity Income Fund       0.040% to 0.020%
AXP(R)Variable Portfolio - Federal Income Fund                  0.050% to 0.025%
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)               0.050% to 0.030%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT      INVESTMENT                                                                        PURCHASES
-----------------------------------------------------------------------------------------------------------
ESI             AXP(R)Variable Portfolio - Bond Fund                                            $ 2,471,180
SBND2                                                                                               429,014
SBND1                                                                                             5,207,552

EMS             AXP(R)Variable Portfolio Cash Management Fund                                    46,163,200
SCMG2                                                                                             7,356,152
SCMG1                                                                                            40,721,352

WDEI5           AXP(R)Variable Portfolio - Diversified Equity Income Fund                           112,261
WDEI3                                                                                               345,132
SDEI1                                                                                             2,603,683
WDEI1                                                                                               121,439

WFDI5           AXP(R)Variable Portfolio - Federal Income Fund                                       90,855
WFDI3                                                                                             2,085,338
SFDI1                                                                                               690,235
WFDI1                                                                                               461,339

EGD             AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                                 1,289,160
WNDM3                                                                                               903,113
SNDM1                                                                                               759,545
WNDM1                                                                                               153,997

EPP             Alliance VP Premier Growth Portfolio (Class B)                                    2,292,036
SPGR2                                                                                             1,588,177
SPGR1                                                                                             4,528,590

ETC             Alliance VP Technology Portfolio (Class B)                                        1,082,241
STEC2                                                                                               653,093
STEC1                                                                                             8,012,817

WMDC5(1)        Fidelity(R)VIP Mid Cap Portfolio Service Class 2                                     95,523
WMDC3(1)                                                                                            158,074
WMDC1(1)                                                                                             16,629

EMU             FTVIPT Mutual Shares Securities Fund - Class 2                                      926,446
WMSS3                                                                                               970,910
SMSS1                                                                                             2,696,683
WMSS1                                                                                                27,759

EPG             Putnam VT Growth and Income Fund - Class IB Shares                                1,060,382

EPL             Putnam VT International Growth Fund - Class IB Shares                             1,352,832
WIGR3                                                                                             1,502,034
WIGR1                                                                                               574,585

(1)  Operations commenced on May 1, 2001.

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                     ESI      SBND2    SBND1      EMS      SCMG2     SCMG1   WDEI5    WDEI3     SDEI1       WDEI1
                                  -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value             $1.38     $1.03    $1.03     $1.24     $1.03     $1.03   $1.08    $1.08     $1.07       $1.08
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value             $1.47     $1.09    $1.09     $1.26     $1.05     $1.05   $1.09    $1.09     $1.08       $1.08
Units (000s)                        8,923       317    1,363     8,409     3,980    11,399     115      223       367         144
Net assets (000s)                 $13,122      $347   $1,491   $10,625    $4,243   $11,962    $125     $242      $396        $156
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)           6.45%     6.38%    6.53%     3.38%     3.53%     3.58%   1.32%    1.34%     1.40%       1.26%
Expense ratio(2)                     1.40%     1.50%    1.60%     1.40%     1.50%     1.60%   1.40%    1.50%     1.60%       1.70%
Total return(3)                      6.52%     5.83%    5.83%     1.61%     1.94%     1.94%   0.93%    0.93%     0.93%       0.00%
---------------------------------------------------------------------------------------------------------------------------------

EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   WFDI5    WFDI3      SFDI1     WFDI1      EGD      WNDM3     SNDM1     WNDM1    EPP       SPGR2
                                  -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $1.06     $1.05     $1.06     $1.05     $1.54     $0.86     $0.90     $0.86    $0.96     $0.80
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $1.11     $1.10     $1.11     $1.10     $1.27     $0.71     $0.74     $0.70    $0.79     $0.65
Units (000s)                         117     1,609       424       413     4,237     3,128     2,896       363    2,574     2,397
Net assets (000s)                   $130    $1,770      $470      $454    $5,370    $2,210    $2,139      $255   $2,021    $1,557
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)          4.54%     4.47%     4.48%     4.51%     0.23%     0.24%     0.24%     0.24%      --        --
Expense ratio(2)                    1.40%     1.50%     1.60%     1.70%     1.40%     1.50%     1.60%     1.70%    1.40%     1.50%
Total return(3)                     4.72%     4.76%     4.72%     4.76%   (17.53%)  (17.44%)  (17.78%)  (18.60%) (17.71%)  (18.75%)
---------------------------------------------------------------------------------------------------------------------------------

                                   SPGR1      ETC      STEC2     STEC1    WMDC5(4)  WMDC3(4)  WMDC1(4)    EMU     WMSS3     SMSS1
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $0.86     $1.08     $0.65     $0.70     --        --        --        $1.17    $1.11     $1.19
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $0.70     $0.79     $0.48     $0.51     $1.06     $1.06     $1.06     $1.23    $1.17     $1.25
Units (000s)                       7,466     1,958     2,165     6,380        94       156        13       546      324       473
Net assets (000s)                 $5,227    $1,555    $1,032    $3,256      $100      $165       $14      $674     $380      $593
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)            --        --        --        --        --        --        --      2.10%    4.13%     3.19%
Expense ratio(2)                    1.60%     1.40%     1.50%     1.60%     1.40%     1.50%     1.70%     1.40%    1.50%     1.60%
Total return(3)                   (18.60%)  (26.85%)  (26.15%)  (27.14%)    6.00%     6.00%     6.00%     5.13%    5.41%     5.04%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     WMSS1      EPG       EPL     WIGR3     WIGR1
                                                                                   ----------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                              $1.11     $1.26     $1.19    $0.75     $0.75
---------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                              $1.17     $1.16     $0.93    $0.59     $0.58
Units (000s)                                                                            24     6,280     1,775    4,040     1,244
Net assets (000s)                                                                      $28    $7,290    $1,651   $2,371      $728
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                            1.62%     1.62%     0.31%    0.27%     0.25%
Expense ratio(2)                                                                      1.70%     1.40%     1.40%    1.50%     1.70%
Total return(3)                                                                       5.41%    (7.94%)  (21.85%) (21.33%)  (22.67%)
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on May 1, 2001.

                                                               45275-20 A (7/02)

PART C.

Item 24.  Financial  Statements  and Exhibits

     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance Sheet as of March 31, 2002 (unaudited)
     Statements of Income as of March 31, 2002 and 2001 (unaudited) Consolidated Statements of Cash Flows as of March 31, 2002 and 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated Jan 28, 2002.
     Consolidated Balance sheets as of Dec. 31, 2001 and 2000.
     Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000, and 1999.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000, and 1999.
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement upon amendment:

     American Enterprise Variable Annuity Account - Evergreen Privilege(SM) Variable Annuity

     Report of Independent Auditors dated March 22, 2002.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000.
     Notes to Financial Statements.

     American Enterprise Variable Annuity Account - Evergreen Pathways(SM) Variable Annuity

     Report of Independent Auditors dated March 22, 2002.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2 Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3 Form of Enhanced Death Benefit Rider (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Disability Waiver of Withdrawal Charges Rider (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of Roth IRA Endorsement  (form  43094), filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8       Form of TSA Endorsement (form 43413),  filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5 Form of Variable Annuity Application (form 271552), filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.1 (b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (d) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 (a) Copy of Participation Agreement among Variable Insurance Products Fund, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 (c) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (d) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(d) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (e) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(e) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (f) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (g) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement by and between Fidelity Distributors Corporation and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.4(g) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (h) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(h) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (b)   Copy of Amendment, dated June 29, 2001, to Participation
          Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (c) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.1 Consent of Independent Auditors for the Evergreen Privilege(SM) Variable Annuity, filed electronically herewith.

10.2 Consent of Independent Auditors for the Evergreen Pathways(SM) Variable Annuity, filed electronically herewith.

11.       None.

12.       Not applicable.

13.       Copy  of  schedule  for  computation  of  each  performance  quotation provided in the Registration Statement for the American Express FlexChoice(SM) Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002.

14.       Not applicable.

15.1 Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, is incorporated by reference.

15.2 Power of Attorney to sign this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to the Post-Effective
          Amendment  No.  1  to  Registration   Statement  No.   333-73958,   is
          incorporated by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                         Vice President and Treasurer
                                      19th Floor
                                      New York, NY 10004





Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of May 31, 2002, there were 17,470 nonqualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address*                      Underwriter

         Ruediger Adolf                         Senior Vice President

         Gumer C. Alvero                        Vice President -
                                                Annuities

         Ward D. Armstrong                      Senior Vice President -
                                                Retirement Services
                                                and Asset Management

         John M. Baker                          Vice President - Plan
                                                Sponsor Services

         Dudley Barksdale                       Vice President - Service
                                                Development

         Joseph M. Barsky III                   Vice President - Mutual
                                                Fund Equities

         Timothy V. Bechtold                    Vice President -
                                                Insurance Products

         Walter S. Berman                       Director, Senior Vice President
                                                and Chief Financial Officer

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
                                                Support

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
                                                Leader Retail Distribution
                                                Services

         James M. Cracchiolo                    Director, Chairman, President
                                                and Chief Executive Officer

         Colleen Curran                         Vice President and
                                                Assistant General Counsel

         Luz Maria Davis                        Vice President -
                                                Communications

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
                                                Planning and Advice

         Gordon M. Fines                        Vice President - Mutual
                                                Fund Equity Investments

         Barbara H. Fraser                      Executive Vice President -
                                                AEFA Products and Corporate
                                                Marketing

         Peter A. Gallus                        Vice President -
                                                Investment
                                                Administration

         Steve Guida                            Vice President -
                                                New Business and Service

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
                                                Insurance Investments

         Janis K. Heaney                        Vice President -
                                                Incentive Management

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
                                                Party Distribution

         Claire Huang                           Senior Vice President - Retail
                                                Marketing

         Debra A. Hutchinson                    Vice President -
                                                Relationship Leader

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
                                                Steel Cities

         James M. Jensen                        Vice President -
                                                Advice and
                                                Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
                                                Planning Anaylsis

         John C. Junek                          Senior Vice President,
                                                General Counsel

         Ora J. Kaine                           Vice President -
                                                Retail Distribution Services
                                                and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                        Vice President - Service
                                                Quality

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
                                                Brokerage and Direct
                                                Services

         Daniel E. Laufenberg                   Vice President and Chief
                                                U.S. Economist

         Jane W. Lee                            Vice President - New
                                                Business Development and
                                                Marketing

         Steve Lobo                             Vice President - Investment
                                                Risk Management

         Diane D. Lyngstad                      Vice President - Lead Financial
                                                Officer, U.S. Retail

         Tom Mahowald                           Vice President and Director of
                                                Equity Research

         Timothy J. Masek                       Vice President and
                                                Director of Fixed Income
                                                Research

         Penny Mazal                            Vice President - Business
                                                Transformation

         Mark T. McGannon                       Vice President and General
                                                Sales Manager - AEFA Products

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
                                                Products

         Timothy S. Meehan                      Secretary

         Paula R. Meyer                         Senior Vice President and
                                                General Manager - Mutual
                                                Funds

         Barry J. Murphy                        Executive Vice President -
                                                U.S. Retail Group

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President - Brokerage

         Michael J. O'Keefe                     Vice President -
                                                Advisory Business Systems

         Carla P. Pavone                        Vice President -
                                                Business Development

         Kris Petersen                          Vice President - SPS and
                                                External Products

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
                                                Assistant General Counsel

         Teresa J. Rasmussen                    Vice President and
                                                Assistant General Counsel

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
                                                Field Management and
                                                Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
                                                Institutional

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
                                                Western Frontier

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
                                                Development and Migration

         Judy P. Skoglund                       Vice President - Quality
                                                and Service Support

         Bridget Sperl                          Senior Vice President -
                                                Client Service

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
                                                Marketing Offer
                                                Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         Jeffrey J. Stremcha                    Vice President -
                                                Information Resource
                                                Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
                                                Officer, Products

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
                                                Information and
                                                Technology

         William F. Truscott                    Senior Vice President -
                                                Chief Investment Officer

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
                                                Chief Compliance Officer

         Michael D. Wolf                        Vice President - Senior
                                                Portfolio Manager

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
                                                Brokerage Marketing

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827           None                 None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

           (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of July, 2002.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of July, 2002.

Signature                                               Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
---------------------                     Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  James M. Odland**                    Vice President, General Counsel and
----------------------                    Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                   Vice President and Controller
-----------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
---------------------
     David L. Yowan

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, and is incorporated by reference.

** Signed pursuant to Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 15.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, and is incorporated by reference.




By:/s/ James M. Odland
   ------------------
       James M. Odland

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO.  2 TO  REGISTRATION  STATEMENT  NO.
333-73958

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.